As filed with the Securities and Exchange Commission on April 25, 2019

Registration Statement File No. 333-45039

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒   Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 172

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, Including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                on    May 1, 2019    pursuant to paragraph (b) of Rule 485

☐                                  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                  on                            pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

Panorama Premier Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This prospectus describes the individual certificates issued under the Panorama Premier deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. We no longer sell the certificate. However, we continue to administer existing certificates. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.
You, the participant, have a number of investment choices in the certificate. These investment choices include three fixed account options and one or more variable investment divisions (sub-accounts) of Massachusetts Mutual Variable Annuity Separate Account 4 (separate account). Each sub-account, in turn, invests in one of the following investment entities (funds). You bear the entire investment risk for all amounts you allocate to a sub-account.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Health Care Fund
Invesco V.I. Technology Fund
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio
MML Series Investment Fund
MML Aggressive Allocation Fund
MML Balanced Allocation Fund
MML Blue Chip Growth Fund
MML Conservative Allocation Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Growth Fund
MML Fundamental Value Fund
MML Global Fund
MML Growth & Income Fund
MML Growth Allocation Fund
MML Income & Growth Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Moderate Allocation Fund
MML Small Cap Growth Equity Fund
MML Small/Mid Cap Value Fund
MML Total Return Bond Fund
MML Series Investment Fund II
MML Blend Fund
MML Equity Fund
MML High Yield Fund
MML Inflation-Protected and Income Fund
MML Managed Bond Fund
MML Short-Duration Bond Fund
MML Small Cap Equity Fund
MML U.S. Government Money Market Fund
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Government Money Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Total Return Bond Fund/VA
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
Voya Investors Trust
VY® Clarion Global Real Estate Portfolio

To learn more about the certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2019. The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The table of contents for the SAI is on page 42 of this prospectus.
For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)
Beginning January 1, 2021, we will no longer send you paper copies of fund shareholder reports (Reports) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call (866) 444-2450. Your election to receive the Reports in paper will apply to all funds available with your contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, follow the instructions provided on the inside front cover of this prospectus.
The certificate:
•
is not a bank or credit union deposit or obligation.

•
is not FDIC or NCUA insured.

•
is not insured by any federal government agency.

•
is not guaranteed by any bank or credit union.

•
may go down in value.

•
provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
This prospectus is not an offer to sell the certificate in any jurisdiction where it is illegal to offer the certificate nor is it an offer to sell the certificate to anyone to whom it is illegal to offer the certificate.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Panorama Premier Variable Annuity.
Effective May 1, 2019

1

2

Index of Special Terms
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.
The page that is indicated here is where we believe you will find the best explanation for the word or term.
Page
Accumulation Phase	4
Accumulation Unit	16
Annuitant	9
Annuity Date	24
Annuity Options	26
Annuity Payments	25
Annuity Unit Value	25
Certificate	4
Certificate Anniversary	28
Claims-Paying Ability	41
Contract Owner	9
Free Withdrawals	23
Good Order	17
Income Phase	24
Non-Qualified	31
Participant	9
Purchase Payment	10
Qualified	31
Separate Account	11
Service Center	4
Sub-Account	12
Tax Deferral	5

3

Contacting the Company
You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also contact us by visiting www.MassMutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.
Overview
The following is intended as a summary. Please read each section of this prospectus for additional detail.
We no longer sell the Panorama Premier variable annuity certificate. However, we continue to administer existing certificates, and you may continue making additional purchase payments to your certificate, subject to certain restrictions. See “Additional Purchase Payments.”
The annuity certificate is an ownership interest issued by “us,” Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Company”), to “you,” the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You designate the date on which the income period begins. According to your certificate, this date must be at least five years from when you purchase the certificate. However, we currently allow you to select a date that is at least 30 days from when you purchase the certificate.
The certificate has two phases – the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.
Certificate Type
This prospectus describes the individual certificates issued under the Panorama Premier deferred group variable annuity contract. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis. We use the terms “certificate” and “contract” interchangeably to refer to the individual certificate, and we use the terms “participant” and “contract owner” interchangeably to refer to the participant.
The certificate is called a variable deferred annuity because you can choose to allocate your purchase payments among various sub-accounts. Certificate value allocated to a sub-account is not guaranteed. It is possible to lose your certificate value allocated to any of the sub-accounts. If you allocate certificate value to the sub-accounts, the amount you are able to accumulate in your certificate depends upon the performance of the sub-accounts you select.

The Prospectus and the Certificate	The prospectus and SAI describe all material terms and features of your certificate. Certain non-material provisions of your certificate may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your certificate for specific variations since any such state variation will be included in your certificate or in riders or endorsements attached to your certificate.
Annuity Options	We make annuity payments based on the annuity option you elect. When you elect an annuity option you make a number of choices, including, but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”
Investment Choices	You can choose to allocate your purchase payments among various investment choices. Your investment choices include a number of sub-accounts and three fixed accounts. See “Investment Choices.”
Withdrawals	Subject to certain restrictions, you may periodically make partial withdrawals of your certificate value. If you make a full withdrawal of your certificate value, all your rights under the certificate will be terminated. Income taxes, tax penalties and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”
Transfers	Subject to certain restrictions, you may periodically transfer certificate value among available investment choices. See “Transfers and Transfer Programs.”
Death Benefit	A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “The Income Phase.”

4

Fees	Your certificate value will be subject to certain fees. These charges will be reflected in your certificate value and may be reflected in any annuity payments you choose to receive from the certificate. See “Expenses” and “Table of Fees and Expenses.”
Taxation	The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the certificate. These tax treatments apply to earnings from the certificate, withdrawals, death benefits and annuity options. See “Taxes.”
Tax Deferral	You are generally not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.
Right to Cancel Your Certificate	You have a right to examine your certificate. If you change your mind about owning your certificate, you can generally cancel it within ten calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Certificate.”
Our Claims-Paying Ability	Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

5

Table of Fees and Expenses
The following tables describe the fees and expenses you pay when buying, owning, and surrendering the certificate. In addition to other fees and expenses shown below, premium taxes may also apply, but are not reflected below.
I. The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the certificate. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below.
Participant Transaction Expenses	Current	Maximum
Transfer Fee During the Accumulation Phase	$0	12 free transfers per calendar year; thereafter, the lesser of $20 or 2% of the amount transferred.
Contingent Deferred Sales Charge (as a percentage of purchase payment withdrawn or applied to certain annuity options 1)	7%	7%
Contingent Deferred Sales Charge Schedule
Year Since Purchase Payment was Accepted	1	2	3	4	5	6	7	8 and later
Percentage	7%	6%	5%	4%	3%	2%	1%	0%
II. The next table describes fees and expenses you will pay periodically during the time you own the certificate, not including underlying fund fees and expenses.
Periodic Certificate Charges	Current	Maximum
Annual Certificate Maintenance Charge	$302	$602
Separate Account Annual Expenses (as a percentage of average account value in the separate account on an annualized basis)
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Charge	0.15%	0.25%
Total Separate Account Annual Expenses	1.40%	1.50%
Additional Participant Expenses for Elected Options
If you are under age 80 when we issue your certificate, for an additional charge you can elect the Ratchet Death Benefit as a replacement for the Basic Death Benefit which you automatically receive when you purchase the Panorama Premier certificate.
Elected Options	Current (annual rate)	Maximum (annual rate)
Ratchet Death Benefit (deducted quarterly from your certificate value)
if you were age 60 or less when we issued the certificate	0.15% 3	0.35% 4
if you were age 61 through 70 when we issued the certificate	0.15% 3	0.50% 4
if you were age 71 or older when we issued the certificate	0.15% 3	0.70% 4
1
See Annuity Options E and F in “The Income Phase – Annuity Options.”

2
Currently waived if certificate value is $50,000 or greater when we are to assess the charge, although we reserve the right to raise this to $100,000 as stated in the certificate.

3
The charge is a percentage on an annual basis of the daily value of your certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum charge, in which case the charge is the maximum charge.

4
The charge is a percentage on an annual basis of the daily value of your certificate value allocated to the funds.

6

Annual Fund Operating Expenses
While you own the certificate, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The table below shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2018 (before any waivers or reimbursements). 1 More detail concerning each fund’s fees and expenses that you may periodically be charged during the time that you own the certificate is contained in each fund prospectus. Current and future expenses may be higher or lower than those shown.
Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.43%	2.17%
1
The fund expenses used to prepare this table were provided to us by the funds. We have not independently verified such information provided to us by funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the certificate. For information on compensation we may receive from the funds and their advisers and sub-advisers, see “Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the certificate, see “Other Information – Distribution.”

7

Examples Using Current and Maximum Expenses
These Examples are intended to help you compare the cost of investing in the certificate with the cost of investing in other variable annuity contracts. These costs include participant transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses.
Example I assumes that you withdraw all your certificate value at the end of each year shown.
Example II assumes you do not withdraw any certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. (Currently the income phase is not available until 30 days after you purchase your certificate.)
Both Example I and Example II assume:
•
that you invest $10,000 in the certificate for the time periods indicated,

•
that you allocate it to a sub-account that has a 5% gross return each year,

•
that you elected the Ratchet Death Benefit and you were at least age 71, and not yet age 80 or older when we issued the certificate,

•
that either the current or maximum fees and expenses in the “Table of Fees and Expenses” apply, and

•
that you selected one of two sub-accounts:

1)
the one that invests in the fund with the maximum total operating expenses; or

2)
the one that invests in the fund with the minimum total operating expenses.

Examples Using Current Expenses. Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,015	$1,610	$2,216	$3,976	$376	$1,142	$1,927	$3,976
Sub-Account with minimum total operating expenses	$853	$1,120	$1,371	$2,312	$202	$624	$1,071	$2,312
Examples Using Maximum Expenses. Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,079	$1,800	$2,527	$4,559	$445	$1,342	$2,248	$4,559
Sub-Account with minimum total operating expenses	$917	$1,316	$1,717	$3,004	$271	$831	$1,417	$3,004
The examples using current expenses reflect the annual certificate maintenance charge of  $30 as an annual charge of 0.04%. The examples using maximum expenses reflect the annual certificate maintenance charge of  $60 as an annual charge of 0.08%.
The examples do not reflect any premium taxes. However, premium taxes may apply.
The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is hypothetical. Actual returns may be greater or less than the assumed hypothetical return.
There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”
There is information concerning compensation payments we make to sales representatives in connection with the sale of the certificates in “Other Information – Distribution.”

8

The Company
In this prospectus, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s distribution channels: MassMutual Financial Advisors, Direct to Consumer, Institutional Solutions and Workplace Solutions.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
Ownership
Contract Owner
The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.
Participant
In this prospectus, “you” and “your” refer to the participant. The participant is named at time of application. The participant can be an individual or a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). We will not issue a certificate to you if you have passed age 85 as of the date we proposed to issue the certificate.
If your certificate is non-qualified and owned by a non-natural person, the certificate will generally not be treated as an annuity for tax purposes. This means that gain in the certificate will be taxed each year while the certificate is in the accumulation phase. This treatment is not generally applied to a certificate held by a trust or other entity as an agent for a natural person. Before purchasing a certificate to be owned by a non-natural person or before changing ownership on an existing certificate that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”
As the participant of the certificate, you exercise all rights under the certificate. The participant names the beneficiary. You may change the participant of the certificate at any time prior to the annuity date by sending written authorization on our form, in good order, to our Service Center. If you change the participant, the change is subject to our approval. Changing the participant may result in tax consequences. On and after the annuity date, you continue as the participant.
Certificates under qualified plans, including section 457 deferred compensation plans, generally must be held by the plan sponsor or plan trustee. Except for TSAs, Keogh plans, and IRAs, an individual cannot be the participant under a certificate held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.
Joint Participant
Non-qualified certificates can be owned by joint participants. Unless prohibited by state law, only you and your spouse can be joint participants. We will not issue a certificate to you if either proposed joint participant has passed age 85 as of the date we proposed to issue the certificate. If there are joint owners, we require authorization from both joint owners for all transactions.
Annuitant
The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a certificate to you if the proposed annuitant has passed age 85 as of the date we proposed to issue the certificate. You may change the annuitant before the annuity date, subject to our approval. However, the annuitant may not be changed on a certificate owned by a non-natural person unless the certificate was issued under a plan pursuant to IRC Section 401(a), 408(a), 408(b) or 408A. We will use the age of the annuitant to determine all applicable benefits under a certificate owned by a non-natural person.
Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change an irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary.
If you are married and your certificate is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

9

Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax. For a list of the eligibility requirements/restrictions, see “Death Benefit – Beneficiary IRA Election.”
Age
How We Determine Age of Annuitant, Participant and Beneficiary
In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.
Additional Purchase Payments
We no longer sell the Panorama Premier variable annuity certificate. However, we do continue to administer existing certificates, and you may continue making additional purchase payments to your certificate, subject to the limits described in this section.
Purchase Payments
The minimum amount we accepted for an initial purchase payment was:
•
$5,000 when the certificate was bought as a non-qualified certificate; or

•
$2,000 if you bought the certificate as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If, when you applied for your certificate, you elected to make purchase payments under our automatic investment plan option, we allowed you to satisfy the minimum initial payment requirement by making 12 consecutive monthly payments of as little as:
•
$416.66 for a non-qualified certificate, or

•
$166.66 for a qualified certificate.

Additional payments of less than $250 are subject to our approval.
The maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:
•
$1 million up to age 75; or

•
$500,000 if older than age 75.

If the participant is not a natural person, these purchase payment limits will apply to the annuitant’s age. If there are joint participants, age refers to the oldest participant.
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
You can make additional purchase payments:
•
by mailing a check that clearly indicates your name and certificate number to our lockbox:

First Class Mail	Overnight Mail
MassMutual Panorama Premier NY/NJ Annuity Payment Services MassMutual P.O. Box 74908 Chicago, IL 60675-4908	MassMutual Panorama Premier NY/NJ Annuity Payment Services 350 North Orleans Street Receipt & Dispatch, 8th Floor Suite 4908 Chicago, IL 60654

10

• by Wire Transfer
JP Morgan Chase Bank New York, New York ABA #021000021 MassMutual Account #323956297 Ref: Annuity Certificate # Name: (Your Name)
You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.
Automatic Investment Plan (AIP). Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making purchase payments to your certificate. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of the AIP.
Allocation of Purchase Payments
When you purchased your certificate, we applied your purchase payment among the investment choices according to the allocation instructions you provided. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record.
Once we receive your initial purchase payment and the necessary information in good order at our Service Center or lockbox, we will issue your certificate and apply your initial purchase payment within two business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we receive all of the necessary information.
If you add more money to your certificate by making additional purchase payments, we will credit these amounts to your certificate on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day. Our business day closes when the New York Stock Exchange (NYSE) closes, usually 4:00 p.m. Eastern Time.
Right to Cancel Your Certificate
You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within ten calendar days after receiving it. When you cancel the certificate within this time period, we will not assess a contingent deferred sales charge. You will receive your certificate value as of the business day we receive your certificate and your written request in good order at our Service Center, and your certificate will be terminated. If you purchase the certificate as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or the certificate value.
Investment Choices
Choose Investment Choices Appropriate for You. When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the certificate we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.
Understand the Risks Associated with Your Investment Choices. If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.
Be Informed. Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.
The Separate Account
We established Massachusetts Mutual Variable Annuity Separate Account 4 (separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act).

11

The separate account holds the assets that underlie the certificates, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.
We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the certificates. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.
The Funds
The following funds are available as investment choices under the certificate. If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund.
These funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.
Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class) 1	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class) 1	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class) 1	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class) 1	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class) 1	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class) 2	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	Oppenheimer Government Money Fund/VA (Non-Service) 2, 3	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Fixed Income
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
	Oppenheimer Global Strategic Income Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Total Return Bond Fund/VA (Non-Service) 4	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

12

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Balanced
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	Oppenheimer Conservative Balanced Fund/VA (Non-Service) 5	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
	Oppenheimer Capital Appreciation Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Growth
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.

13

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Growth (continued)
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML Foreign Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Class II)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Global Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	Invesco V.I. Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC
1
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

2
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The yield of this fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this fund could be negative.

3
Unavailable in certificates issued on or after January 19, 2008.

4
Effective May 1, 2009 and after, you may not allocate any new money to this fund via purchase payments or transfers.

5
Unavailable in certificates issued on or after April 30, 2012.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.
Addition, Removal, Closure or Substitution of Funds
We have the right to change the funds offered through the certificate, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain certificate owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of certificates to which your certificate belongs.
Conflicts of Interest. The funds available with the certificate may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a

14

material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the separate account from participation in the funds involved in the conflict or substituting shares of other funds.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Advisers and Sub-Advisers. We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the certificate and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.
The compensation may not be reflected in a fund’s expenses because this compensation may not be paid directly out of a fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from fund assets. Participants, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
Compensation We Receive from Funds. We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. An investment in a fund with a 12b-1 fee will increase the cost of your investment in the certificate.
Compensation and Fund Selection. When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.
The Fixed Accounts
We offer three fixed accounts as investment choices: the fixed accounts for Dollar Cost Averaging (DCA Fixed Accounts) and The Fixed Account (collectively, the fixed accounts). The fixed accounts are investment choices within our general account.
Purchase payments allocated to the fixed accounts and transfers to the fixed accounts become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the 1940 Act because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed accounts or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”
DCA Fixed Accounts. Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s). You may not transfer your certificate value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.
Currently, you have a choice of two DCA Fixed Accounts:
a)
DCA Fixed Account with a DCA Term of six months; or

b)
DCA Fixed Account with a DCA Term of 12 months.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.

15

How to Participate in the DCA Fixed Account
To participate in the DCA Fixed Account you must apply a new purchase payment of  $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated to a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current certificate values into the DCA Fixed Account. The first DCA transfer will occur five business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.
Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.
We make scheduled monthly transfers from the DCA Fixed Account. The first transfer will occur five business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may not take partial withdrawals from the DCA Fixed Account.
You may make a one-time transfer of your remaining certificate value in the DCA Fixed Account into any of the fund(s), prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive, in good order, your written request or telephone request at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.
We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.
If you elect to make an allocation to a DCA Fixed Account, but your annuity date will occur prior to the end of that DCA Term, your DCA Term will expire early. It will expire on your annuity date. We will transfer any certificate value remaining in the DCA Fixed Account on your annuity date in accordance with your DCA Fixed Account transfer instructions in effect at that time. No amounts will remain in the DCA Fixed Account after your annuity date.
We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest rate for the full DCA Term.
The Fixed Account. You may allocate purchase payments to The Fixed Account. You can also make transfers of your certificate value into The Fixed Account. You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your certificate with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law.
Certificate Value
Your certificate value is the sum of your value in the sub-accounts and the fixed account(s).
Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit if a variable annuity option is elected.
Accumulation Units. Every business day we determine the value of an accumulation unit for each of the sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.
The value of an accumulation unit may go up or down from business day to business day. The SAI contains more information on the calculation of the accumulation unit value.
When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.
We calculate the value of an accumulation unit for each sub-account after the NYSE closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.

16

Example:
On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond sub-account. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the MML Managed Bond sub-account is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the MML Managed Bond sub-account.
Business Days and Non-Business Days
Our business day closes when the NYSE business day closes. The NYSE business day usually closes at 4:00 p.m. Eastern Time. Our non-business days are those days when the NYSE is not open for trading.
Sending Requests in Good Order
From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.
In addition to written requests, we may allow requests to our Service Center:
•
by fax at (866) 329-4272,

•
by e-mail at ANNfax@MassMutual.com,

•
by telephone at (800) 272-2216, or

•
by internet at www.MassMutual.com/loginsc.

Fax, telephone, e-mail or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.
Transfers and Transfer Programs
General Overview
We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.
You can transfer all or part of your certificate value. You can make transfers by written request, e-mail, telephone, fax, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer.
Your registered representative may provide us with instructions on your behalf involving fund transfers subject to our rules and requirements, including the restrictions on frequent trading and market timing activities.
Your transfer is effective on the business day we receive your request in good order at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

17

Transfers During the Accumulation Phase
References to “The Fixed Account” pertain only to The Fixed Account and not the DCA Fixed Accounts. For DCA Fixed Account transfer rules see “Investment Choices – The Fixed Accounts – DCA Fixed Accounts.”
You may transfer all or part of your assets in a fund or The Fixed Account. You can make a transfer to or from The Fixed Account and to or from any fund. During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow 12 free transfers per calendar year and charge for transfers in excess of 12. The charge equals $20 per transfer or 2% of the amount that is transferred, whichever is less.
The following rules apply to any transfer during the accumulation phase:
1)
Currently, the minimum amount which you can transfer is:

•
$100; or

•
the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of  $1,000. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to require that $1,000 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.
2)
You must clearly indicate the amount and investment choices from and to which you wish to transfer.

3)
During any certificate year, we limit transfers out of The Fixed Account to the greater of  $30,000 or 30% of your certificate value in The Fixed Account as of the end of the previous certificate year. However, if you transfer 30% of your certificate value in The Fixed Account for three consecutive certificate years, your transfer in the fourth consecutive certificate year may be for the entire amount in The Fixed Account, provided that you have not applied payments or transferred certificate value into The Fixed Account from the time the first annual transfer was made. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of The Fixed Account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payments are transferred; and so on.

4)
We consider The Fixed Account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed. For a period of 90 days following a transfer out of a competing account, no transfers may be made into the other competing account. In addition, for a period of 90 days following a transfer into a competing account, no transfers may be made out of the other competing account.

Limits on Frequent Trading and Market Timing Activity
The certificate and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:
•
by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•
by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all participants and beneficiaries under the certificate, including long-term participants who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of certificate value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the certificate.
We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by participants (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all certificates as a result of undetected abusive trading practices.
If we, or the investment adviser to any of the funds available with the certificate, determine that a participant’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the participant to submit transfer requests

18

by regular mail only. We will not accept other participant transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.
The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual participants, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific participants who violate the frequent trading or market timing policies established by the fund.
Participants and other persons with interests in the certificates should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all certificates owned by a participant whose trading activity under one variable certificate has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from participants engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.
Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:
•
not accept transfer instructions from a participant or other person authorized to conduct a transfer;

•
limit the number of transfer requests that can be made during a certificate year; and

•
require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all participants we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.
We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all participants.
Transfers During the Income Phase
During the income phase, we allow six transfers each calendar year, and they are not subject to a transfer fee. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $1,000 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.
Transfer Programs
For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.
Overview. We currently offer the following transfer programs:
1)
Dollar Cost Averaging Program;

2)
Automatic Rebalancing Program; and

3)
Interest Sweep Option.

These programs are only available during the accumulation phase of your certificate.
You may only participate in one of these programs at any one time.
You may not participate in these programs if you have a current election of a DCA Fixed Account.
We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.

19

Dollar Cost Averaging Program. This program allows you to systematically transfer a set amount or percentage from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.
Your Dollar Cost Averaging Program will terminate:
•
if you withdraw the total certificate value;

•
upon payment of the death benefit;

•
if the last transfer you selected has been made;

•
if there is insufficient certificate value in the source fund to make the transfer; or

•
if we receive from you, in good order, a written request or request over the telephone to terminate the program prior to the next scheduled transfer date.

Automatic Rebalancing Program. Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Certificate value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.
This program will terminate:
•
if you withdraw the total certificate value;

•
upon payment of the death benefit;

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program; or

•
if we receive any unscheduled transfer request.

Interest Sweep Option. Under this program, we will automatically transfer earnings from your certificate value in The Fixed Account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your certificate through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.
This program will terminate:
•
if, as the result of a withdrawal, you no longer have certificate value in The Fixed Account;

•
if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover certificate related charges or has been part of a partial withdrawal);

•
upon payment of the death benefit; or

•
if we receive from you, in good order, a written request or request over the telephone to terminate the program prior to the next scheduled transfer date.

Withdrawals
Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your certificate is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.
During the accumulation phase you may make either partial or total withdrawals of your certificate value.
When a partial withdrawal is made from a certificate, we reflect the withdrawal as a reduction to the value of the certificate’s death benefit. We describe this reduction in the “Death Benefit” section. If we reflect the reduction as a percentage of certificate value withdrawn, the benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables. If you withdraw your full certificate value, the certificate terminates and does not provide a death benefit.
Unless you instruct us otherwise, we will take any partial withdrawal proportionally from your certificate value in the funds and The Fixed Account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or The Fixed Account, if less. We require that after you make a partial withdrawal you keep at least $5,000 in a non-qualified certificate. For qualified certificates, the amount is $2,000, unless your partial withdrawal is a minimum required distribution. Partial withdrawals may be subject to a contingent deferred sales charge.
When you make a total withdrawal you will receive the value of your certificate:
•
less any contingent deferred sales charge, if applicable;

•
less any applicable premium tax;

20

•
less any annual certificate maintenance charge, and

•
less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

We take withdrawals first from earnings and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.
Requests in Writing. To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or full surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.
Requests by Other Means. You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.
Withdrawal Effective Date. For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center:
a)
our partial surrender or full surrender form; and

b)
if applicable, a “letter of acceptance.”

If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For e-mail, telephone or fax requests, your withdrawal is effective on the business day we receive your request in good order, provided it is received prior to the close of business. For requests received after the close of the business day, your withdrawal will be effective on the next business day.
Delivery of Withdrawal Amount. We will pay any withdrawal amount within seven days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”
We will pay any full or partial withdrawal to the qualified plan trustee or plan administrator, if you purchased your certificate under a tax-qualified retirement plan, a non-qualified deferred compensation plan or a deferred compensation plan for a tax-exempt organization. The only exceptions are for required minimum distribution payments and for withdrawals from individually-owned qualified certificates or certificates owned under a governmental 457(b) deferred compensation plan.
Systematic Withdrawal Program. For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.
The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your certificate value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your certificate value in your selected investment choices.
Your SWP will end:
•
if you withdraw your total certificate value;

•
if the next systematic withdrawal will lower your certificate value below the minimum certificate value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•
if we receive, in good order, a notification of the participant’s death;

•
if we receive, in good order, a notification of the annuitant’s death if the participant is a non-natural person;

•
if your value in a selected fund or The Fixed Account is insufficient to complete the withdrawal;

•
if we process the last withdrawal you selected;

•
if you begin receiving annuity payments; or

•
if we receive from you, in good order, a written request or request over the telephone to terminate the program any time before or on the next withdrawal date. If your certificate is a Beneficiary IRA, your SWP cannot be terminated.

21

Expenses
This section describes the charges and deductions we make under the certificate to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the certificate. These charges and expenses are:
Insurance Charges
Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:
1)
the mortality and expense risk charge; and

2)
the administrative charge.

Mortality and Expense Risk Charge
This charge is equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:
•
the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and

•
the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

We cannot increase the mortality and expense risk charge. If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the certificate.
Administrative Charge
This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual certificate maintenance charge, to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the certificate, but the charge will never exceed 0.25%. If we increase this charge, we will give you 90 days prior notice.
Annual Certificate Maintenance Charge
At the end of each certificate year, we deduct $30 from your certificate as an annual certificate maintenance charge. We assess this charge, together with the administrative charge, to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the certificate, but the charge will never exceed $60. If we increase this charge, we will give you 90 days prior notice. Currently, we will not deduct this charge if, when we are to make the deduction, the value of your certificate is $50,000 or more. However, we reserve the right to increase the certificate value amount at which we will waive this charge to $100,000 as provided by the certificate. Subject to state regulations, we will deduct the annual certificate maintenance charge proportionately from the investment choices you have selected. In no event, however, shall that portion of the annual certificate maintenance charge we deducted from the fixed accounts exceed $30 during any certificate year.
If you make a total withdrawal from your certificate, and the certificate value is less than $50,000, we will deduct the full annual certificate maintenance charge. If your certificate enters the income phase on a date other than its certificate anniversary and the certificate value is less than $50,000, we will deduct a pro rata portion of the charge.
Contingent Deferred Sales Charge
We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal amount. Additionally, we may assess a contingent deferred sales charge on amounts applied to Annuity Option E or F. We use this charge to cover certain expenses relating to the sale of the certificate.
If we assess a contingent deferred sales charge, we will deduct it from the amount that you withdraw or apply to Annuity Option E or F.

22

The amount of the charge depends on the amount of the purchase payments, the length of time since you made the purchase payments, and the amount of your withdrawal or, if applicable, the amount you apply to Annuity Option E or F. The contingent deferred sales charge is assessed as follows:
Year since Purchase Payment was Accepted	Charge
1st Year	7%
2nd Year	6%
3rd Year	5%
4th Year	4%
5th Year	3%
6th Year	2%
7th Year	1%
8th Year and thereafter	0%
After your purchase payment has been in the certificate for seven years, there is no charge when you withdraw the purchase payment. Each purchase payment has its own 7-year sales charge period. We take withdrawals first from earnings, and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.
In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.
•
Upon payment of the death benefit.

•
On amounts withdrawn as required minimum distributions (RMDs), to the extent they exceed the free withdrawal amount. In order to qualify for this exception, you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the certificate (RMD program). If you choose to take withdrawals to satisfy your RMD for the certificate outside of our RMD program, or if you choose to take withdrawals from the certificate to satisfy your RMD(s) for other qualified assets, contingent deferred sales charge may apply.

•
Upon application of the certificate value to any Single Life or Joint and Survivor Life Annuity Option, or to a Period Certain Annuity of at least ten years.

•
If you redeem excess contributions from a plan qualifying for special income tax treatment. These types of plans are referred to as qualified plans, including individual retirement annuities (IRAs). We look to the IRC for the definition and description of excess contributions.

•
When the certificate is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the certificate received in the exchange. A reduced contingent deferred sales charge schedule may apply under the certificate if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the certificate. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•
If you apply your entire certificate value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.

•
On any withdrawals made or amounts applied to an Annuity Option when you reach the latest permitted annuity date for your certificate.

Free Withdrawals
You may withdraw, without incurring a contingent deferred sales charge, the greater of:
•
the part of your certificate value that is attributable to positive investment results, if any, on the date of withdrawal; or

•
10% of purchase payments made to your certificate as of the date of withdrawal reduced by any free withdrawal(s) you previously took during the current certificate year.

We take withdrawals first from any positive investment results, if any, and then from purchase payments. If you withdraw an amount which exceeds your investment gain, we will reduce the amount of your remaining purchase payments. We will calculate the contingent deferred sales charge based on your oldest purchase payments first.
Premium Taxes
Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them, or we may adjust the annuity rates for premium tax assessed. Some of these taxes are due when your certificate is issued, others are due when annuity payments begin. Currently

23

we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.
Transfer Fee
During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow 12 free transfers per calendar year and charge for transfers in excess of 12. The charge equals $20 per transfer or 2% of the amount that is transferred, whichever is less.
During the income phase, we allow six transfers, and they are not subject to a transfer fee.
Income Taxes
We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.
Fund Expenses
The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the certificate. See each fund’s prospectus for more information regarding these expenses.
Annual Credit
For certificates issued on or after September 10, 2001.
Does not pertain to certificate value allocated to the fixed accounts.
If we issued you a certificate on or after September 10, 2001, we will increase your certificate value allocated to the funds by 0.15% on each certificate anniversary while your certificate is in effect. We will calculate this increase based on your certificate value allocated to the funds on your certificate anniversary. We will credit this increase proportionally to the funds you are invested in as of your certificate anniversary.
We pay this credit amount out of the revenues we receive for selling the certificates that are eligible for the credit. We provide this credit amount in lieu of reducing expenses directly. We will not subject this credit to the assessment of a contingent deferred sales charge upon withdrawal.
The Income Phase
Overview. If you want to receive regular income from your annuity, you can elect to apply your certificate value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.
If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.
Annuity Payment Start Date. You can choose the day, month and year in which annuity payments begin. This date must be the 1st through 28th day of the month. We call that date the annuity date. According to your certificate, your annuity date cannot be earlier than five years after you buy the certificate. However, we currently allow you to select an annuity date that is at least 30 days after you purchase your certificate. You may choose your annuity date when you purchase your certificate. After you purchase your certificate you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.
Annuity payments must begin by the earlier of:
1)
the 90th birthday of the annuitant or oldest joint annuitant;

2)
your 90th birthday if you are not the annuitant or the 90th birthday of the oldest joint participant; or

3)
the latest date permitted under state law.

24

Upon written request we will defer the annuity date up to the 100th birthday.
Electing an Annuity Option. On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.
If on the annuity date we do not have your instructions, we will assume you elected Option B with ten years of payments guaranteed. We will use certificate value in the funds to provide a variable portion of each annuity payment and certificate value in The Fixed Account and the DCA Fixed Account, if any, to provide a fixed portion of each annuity payment. If your certificate is a qualified certificate, we may default you to a different annuity option in order to comply with requirements applicable to qualified plans.
Required Minimum Distributions for Tax-Qualified Certificates. In order to avoid adverse tax consequences, you should begin to take distributions from your certificate no later than the beginning date required by the IRC. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an annuity option that complies with the required minimum distribution rules of IRC Section 401(a)(9). If your certificate is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year after you reach age 70½. For qualified plans and tax-sheltered annuities, that date is no later than April 1 of the calendar year following the later of: the year you reach age 70½ or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.
Fixed Annuity Payments. If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:
•
the value of your certificate on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your certificate;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•
the deduction of premium taxes, if applicable.

If the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your certificate, those rates will be used.
Variable Annuity Payments. If you choose variable payments, the payment amount will vary with the investment performance of the funds you elect. The first payment amount will depend on the following:
•
the value of your certificate on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your certificate;

•
an assumed investment rate (AIR) of 4% per year;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•
the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.
Annuity Unit Values. In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The SAI contains more information on how annuity payments and annuity unit values are calculated.
Annuity Options. The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Options E and F.
Limitations on Annuity Options. If you purchased the certificate as a tax-qualified certificate, the IRC may impose restrictions on which annuity option you may elect. Furthermore, if your certificate is issued under an ERISA plan, and you are married when your certificate enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.

25

Annuity Options
We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.
Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2/3 Survivor Annuity
Number of Annuitants	One	One	Two	Two
Length of Payment Period	For as long as the annuitant lives.	For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.	For as long as either annuitant lives.	For as long as either annuitant lives.
Annuity Payments After Death	None. All payments end upon the annuitant’s death.	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.	100% of the payment will continue during the lifetime of the surviving annuitant. No payments will continue after the death of both annuitants.	Payments will continue during the lifetime of the surviving annuitant and will be computed on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. No payments will continue after the death of both annuitants.
Non-Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option E Period Certain Annuity	Annuity Option F Special Income Settlement Agreement
Number of Annuitants	One	Determined in accordance with terms agreed upon in writing by both you and us.
Length of Payment Period	For a specified period no less than five years and no greater than 30 years.	Determined in accordance with terms agreed upon in writing by both you and us.
Withdrawal Option/Switch Annuity Option	If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.	If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

26

Non-Lifetime Contingent Options (variable and/or fixed payments) (continued)
	Annuity Option E Period Certain Annuity	Annuity Option F Special Income Settlement Agreement
Contingent Deferred Sales Charge	In most states, we will deduct a contingent deferred sales charge if you apply your certificate value to this option and the period certain is less than ten years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option. We will waive the contingent deferred sales charge if you commence annuity payments because you have reached the latest permissible annuity payment start date (see (1), (2) and (3) under “The Income Phase – Annuity Payment Start Date”).
Annuity Payments After Death	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.
Death Benefit
Death of Participant During the Accumulation Phase. If you, or any joint participant, die during the accumulation phase, we will pay a death benefit to the primary beneficiary. If any joint participant dies, we will treat the surviving joint participant as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint participants have submitted a written request to our Service Center, in good order, requesting otherwise.
Your beneficiary may request that the death benefit be paid under one of the death benefit options. If your certificate is a non-qualified certificate or is held as a traditional IRA (including SEP IRAs) or Roth IRA and the sole primary beneficiary is your surviving spouse, he or she may elect to become the participant of the certificate. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase.”
Death Benefit During the Accumulation Phase. The basic death benefit is the only death benefit available to participants who purchased their certificates prior to May 1, 2000. Subject to state availability, if you purchased your certificate on or after May 1, 2000, the ratchet death benefit was also available. However, if you were age 80 or over when we issued your certificate, the ratchet death benefit was not available.
You select one of the available death benefits when we issue your certificate. After we issue your certificate, you may not change your death benefit selection.
If you select the ratchet death benefit, you will pay an additional charge. We will automatically pay a death benefit under the basic death benefit unless you have selected the ratchet death benefit.
Adjusted for Any Withdrawals or Less Any Withdrawals. In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.
Adjusted for Any Withdrawals
If you take a withdrawal, we adjust your death benefit by using the percentage of certificate value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of certificate value withdrawn, the death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables.
Less Any Withdrawals
If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.
References to Age. Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Basic Death Benefit. The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the

27

time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).
The basic death benefit before you or the oldest joint participant reaches age 75 will be the greater of:
1)
your certificate value; or

2)
your purchase payments, less any withdrawals and any applicable charges; or

3)
your certificate value on the most recent three year certificate anniversary, plus any subsequent purchase payments, less any subsequent withdrawals including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

For certificates issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with the words “adjusted for.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”
After you or the oldest joint participant reaches age 75, the death benefit during the accumulation period will be the greater of:
1)
your certificate value; or

2)
your purchase payments, less any withdrawals and any applicable charges; or

3)
your certificate value on the most recent three year certificate anniversary prior to the participant or the oldest joint participant reaching age 75, plus any subsequent purchase payments, less any subsequent withdrawals, including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

For certificates issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with the words “adjusted for.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”
If the certificate is owned by a non-natural person, participant means annuitant for purposes of determining the death benefit amount.
Ratchet Death Benefit. The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).
If you choose the ratchet death benefit, the death benefit will be the greater of:
1)
your certificate value; or

2)
the annual ratchet death benefit amount.

We calculate the annual ratchet death benefit amount as follows:
When we issue your certificate, the annual ratchet death benefit is equal to your initial purchase payment. Thereafter, and prior to the date you, or the oldest joint participant or the annuitant if the certificate is purchased by a non-natural entity reaches age 80, we will calculate the ratchet death benefit:
•
when you make a purchase payment;

•
when you make a partial withdrawal; and

•
on your certificate anniversary.

You will increase your ratchet death benefit if you make a purchase payment. If you make a subsequent purchase payment, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit plus the additional purchase payment.
You will decrease your ratchet death benefit if you make a partial withdrawal. If you make a withdrawal, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit, minus an adjustment for the withdrawal. We calculate the adjustment for the withdrawal as follows:
a)
divide the amount withdrawn by the most recent certificate value, and

b)
multiply it by the most recent annual ratchet death benefit.

On your certificate anniversary, the annual ratchet death benefit is equal to the greater of your certificate value or the most recently calculated annual ratchet death benefit.
If you do not make any additional purchase payments or any withdrawals, the annual ratchet death benefit will be the greater of all certificate anniversary certificate values on or prior to the date we calculate the death benefit.
When you, or the oldest joint participant, or the annuitant if the certificate is purchased by a non-natural entity, reaches age 80, the death benefit is the greater of:
1)
your certificate value; or

2)
the annual ratchet death benefit amount calculated on the certificate anniversary just prior to age 80, and adjusted for subsequent purchase payments and/or partial withdrawals in the same manner as described above.

28

We will deduct a quarterly charge for the ratchet death benefit from your certificate value. This charge is currently 0.15% on an annual basis of the daily value of your certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum charge, in which case the charge is the maximum charge. We will deduct this charge proportionately from the funds and the fixed accounts you have selected. We may increase this charge at any time while you own the certificate, but the charge will never exceed the maximum charge. The maximum charge is a percentage on an annual basis of the daily value of your certificate value allocated to the funds. The percentage is based on your age when the certificate was issued: 0.35% age 60 or younger; 0.50% age 61 through age 70; or 0.70% age 71 or older.
Death Benefit Payment Options During the Accumulation Phase. The availability of certain death benefit options may be limited for tax-qualified certificates in order to comply with the required minimum distribution rules.
A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.
•
Option 1 – lump sum payment of the death benefit within five years of the date of death; or

•
Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of your death or the death of any joint participant.

Additional Option for a Spouse Who is the Sole Primary Beneficiary
A surviving spouse who is the sole primary beneficiary under a certificate that is either non-qualified or is held as a traditional IRA (including SEP IRAs) or Roth IRA may elect option 1, option 2, or may elect to continue the certificate. Generally, if the certificate is continued then:
1)
the initial value will equal the death benefit amount payable;

2)
all applicable certificate features and benefits will be in the surviving spouse’s name; and

3)
the surviving spouse will exercise all of the participant’s rights under the certificate.

Exceptions are as follows:
a)
if at the time the participant purchased the certificate the surviving spouse was over the maximum certificate issue age then the certificate cannot be continued;

b)
if at the time the participant purchased the certificate the surviving spouse was over the maximum allowable age for electing a certain feature then the feature is not available for continuance, but the certificate may be continued.

If the sole primary beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the certificate as described herein. However, a domestic partner or civil union partner cannot elect to continue the certificate if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the certificate must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the certificate will become subject to income tax at the time the election to continue the certificate is made.
The right to continue the certificate by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the certificate is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Lump Sum Payment. If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in good order at our Service Center, unless we are required to suspend or delay payment.
Benefit Management Account. For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the BMA. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under IRC Section 72(s) or 401(a)(9). Any interest paid on amounts in the BMA is taxable as ordinary income in the year such interest is credited.
Beneficiary IRA Election. Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life

29

expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
Eligibility Requirements/Restrictions:
If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:
•
Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•
For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.

•
For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

•
The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•
Joint ownership of a Beneficiary IRA is not allowed.

•
The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner. The beneficiary must be the annuitant and the annuitant cannot be changed.

•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year the original owner would have attained age 70½. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died after attaining age 70½ and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•
Additional contributions cannot be applied to the Beneficiary IRA.

•
Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.

•
If the beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, required minimum distributions must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA.

•
Additional rules may apply. Please consult your registered representative for further information.

•
We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

•
A Beneficiary IRA may only be established by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Participant During the Income Phase. If you or the joint participant dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.
If you, or any joint participant, die during the income phase, the primary beneficiary will become the participant. If any joint participant dies, we will treat the surviving joint participant as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint participants have submitted a written request to our Service Center, in good order, requesting otherwise.

30

Death of Annuitant. If the annuitant, who is not the participant or joint participant, dies during the accumulation phase, you can name a new annuitant subject to our approval. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the participant is a non-natural person we will treat the death of the annuitant as the death of the participant, and you may not name a new annuitant.
Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.
Taxes
This prospectus describes your certificate, which is a contract between you, the participant, and MassMutual. In this tax discussion, we use the word “contract” to mean “certificate” and “owner” to mean “participant.”
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Taxation of the Company. MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.
Investment income and any realized gains on separate account assets generally are reflected in the certificate value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the separate account with respect to your certificate. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the separate account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
Annuities in General. Annuity contracts are a means of both setting aside money for future needs — usually retirement — and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.
Diversification. IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
Investor Control of Assets. For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.
Non-Qualified Contracts. Your contract is referred to as a non-qualified contract if you do not purchase the contract under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.
Qualified Contracts. Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan),

31

corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.
Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”
Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.
IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any one year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding one year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015, the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.
Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2019, and may change in subsequent years.
Individual Retirement Annuities
IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SEP IRAs
IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:
i)
$56,000; or

ii)
25% of compensation (a maximum of  $280,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner

32

and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Roth IRAs
IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Corporate Pension and Profit-Sharing Plans
IRC Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of:
i)
$56,000; or

ii)
100% of compensation or earned income (a maximum of  $280,000 of compensation may be considered).

An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $19,000, with an additional catch-up contribution of up to $6,000 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. The annual benefit under a defined benefit plan is limited to:
i)
100% of compensation for a participant’s highest three years; or

ii)
$225,000.

Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
H.R. 10 Plans
IRC Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as corporate pension and profit-sharing plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Tax-Sheltered Annuities
IRC Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under IRC Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of:
i)
$56,000; or

ii)
100% of includible compensation (a maximum of  $280,000 of includible compensation may be considered).

An employee’s elective salary reduction contributions are limited to $19,000. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are

33

subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Governmental 457(b) Deferred Compensation Plans
Employees of  (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in an IRC Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. Contributions made to an IRC Section 457(b) plan and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. IRC Section 457(b) deferrals are limited to the lesser of:
i)
$19,000; or

ii)
100% of includible compensation.

In addition, certain catch-up contributions may be made by eligible participants age 50 or over, and those within three years of normal retirement age under the plan. The contract purchased is issued to the employer or trustee, as applicable. All contract value in a governmental 457(b) deferred compensation plan must be held for the exclusive benefit of the employee, and such plans are subject to limitations on distributions. See “Taxes – Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of Non-Qualified Contracts. You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an annuity payment.
Withdrawals
The IRC generally treats any withdrawal as first coming from earnings and then from your investment in the contract, if the withdrawal is:
1)
allocable to investment in the contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982; or

2)
from an annuity contract entered into after August 13, 1982.

The withdrawn earnings are subject to tax as ordinary income.
Annuity Payments
Annuity payments occur as the result of the contract reaching its annuity start date. A portion of each annuity payment is treated as a partial return of your investment in the contract and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for annuity payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for annuity payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your investment in the contract are fully taxable.
The IRC also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
1)
paid on or after you reach age 59½;

2)
paid to your beneficiary after you die;

3)
paid if you become totally disabled (as that term is defined in the IRC);

4)
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

5)
paid under an immediate annuity; or

6)
which come from investment in the contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

34

Multiple Contracts
The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.
Tax Treatment of Assignments
An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.
Distributions After Death of Owner
In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, IRC Section 72(s) requires that a) if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and b) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Taxation of Qualified Contracts. If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.
IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:
1)
distributions made on or after you reach age 59½;

2)
distributions made after your death;

3)
distributions made that are attributable to the employee being disabled as defined in the IRC;

4)
after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)
distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)
distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

7)
distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

8)
distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)
distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)
certain qualified reservist distributions;

11)
distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year; and

12)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)).

35

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:
i)
any addition to the account balance other than gains or losses;

ii)
any non-taxable transfer of a portion of the account balance to another retirement plan; or

iii)
a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.
Tax-Sheltered Annuities Taxation and Withdrawal Restrictions. Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.
The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.
The IRC limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:
1)
reaches age 59½;

2)
has a severance from employment;

3)
dies;

4)
becomes disabled, as that term is defined in the IRC; or

5)
the TSA plan terminates (starting January 1, 2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.
TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.
TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.
Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract. Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:
•
attainment of age 70½;

•
severance from employment;

•
incurring an unforeseeable emergency; or

•
compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

36

Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of IRC Section 401(a)(9). The sections of this prospectus related to qualified contracts contain more detailed information regarding these rules.
Required Minimum Distributions for Qualified Contracts For qualified contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:
a)
the calendar year in which you attain age 70½; or

b)
the calendar year in which you retire.

The date set forth in (b) does not apply to an IRA or to a five-percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your contract is held as a Roth IRA, there are no required minimum distributions during your life. However, upon your death your beneficiary is subject to required minimum distribution requirements. Any remaining interest must be distributed within five years or over your beneficiary’s life expectancy. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.
The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:
i)
if distributed in a lump sum, they are taxed in the same manner as a full withdrawal of the contract; or

ii)
if distributed under a payout option, they are taxed in the same way as annuity payments.

Section 1035 Tax Free Exchanges. IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to annuity payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.
Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.
Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the income phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the income phase and the contract or the resulting annuity payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.
The IRS has also issued guidance allowing a beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.
Income Tax Reporting and Withholding. Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

37

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:
a)
a series of substantially equal payments made at least annually for:

i)
the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary; or

ii)
for a specified period of ten years or more;

b)
distributions which are required minimum distributions; or

c)
hardship distributions from a 401(k) plan or a tax-sheltered annuity.

You should consult a tax adviser regarding withholding requirements.
Generation Skipping Transfer Tax Withholding. Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Medicare Hospital Insurance Tax. A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including surrenders, withdrawals,  and annuity payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your contract.
Non-Resident Aliens and Foreign Entities. Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:
1)
proof of residency (in accordance with IRS requirements); and

2)
the applicable individual taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.
Civil Unions and Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.
Non-Natural Owner. When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. If any beneficiary (including a contingent beneficiary) of a trust is a non-natural person, the contract will not be treated as owned by an agent for a natural person, and gain in the contract will be taxed annually, whether or not the trust is a grantor trust for income tax purposes. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

38

Other Information
Distribution
The certificates are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
Both MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the certificate by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the certificates. We also pay expense allowances in connection with the sales of the certificates. The maximum commission payable for the certificate is 8.63% of purchase payments made to a certificate and/or up to 2.4% of certificate value annually.
Additional Compensation Paid to MMLIS. Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the certificate may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the certificate by their registered representatives.
Additional Compensation Paid to Certain Broker-Dealers. We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the certificate. Asset-based payments are based on the value of the assets in the MassMutual certificates sold by that broker-dealer. Sales-based payments are paid on each sale of the certificate and each subsequent purchase payment applied to the certificate. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the certificate, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the certificate. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.
The additional compensation arrangements may provide a registered representative with an incentive to sell the certificate over other available variable annuity certificates whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a certificate. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the certificate.
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.
Special Arrangements
For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive

39

the administrative charge, the annual certificate maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a certificate is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.
We reserve the right to modify or terminate this arrangement.
Assignment
You can assign the certificate at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order. We will not be liable for any payment or other action we take in accordance with the certificate before we receive notice of the assignment. You may be subject to tax consequences if you assign your certificate.
If the certificate is issued pursuant to a qualified plan, there may be limitations on your ability to assign the certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record.
We are not responsible for the validity of an assignment.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.
Voting Rights
We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of participants controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
During the accumulation phase of your certificate, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.
Changes to the Certificate
We reserve the right to amend the certificate to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the certificate. We will notify you by written notice of such amendments.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:
•
the NYSE is closed (other than customary weekend and holiday closings);

•
trading on the NYSE is restricted;

•
an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•
during any other period when the SEC, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.
If, pursuant to the SEC’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.
Termination of Certificate
We will terminate your certificate upon the occurrence of any of the following events:
1)
the date of the last annuity payment;

40

2)
the date payment is made of the entire certificate value;

3)
the date of the last payment upon death to the last beneficiary; or

4)
the date your certificate is returned under the right to examine certificate provision.

Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a participant’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your certificate to government regulators.
Our Ability to Make Payments Under the Contract
Our Claims Paying Ability. Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing the contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.
Obligations of Our Separate Account. Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”
Obligations of Our General Account. Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.
Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the 1933 Act or the 1940 Act. Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.
Our Financial Statements
We encourage both existing and prospective owners to read and understand our financial statements and those of the separate account. Our audited statutory financial statements and the separate account’s audited U.S. GAAP financial statements are included in the SAI. You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.
Computer System Failures and Cybersecurity
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners' computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.
Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some

41

cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.
For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.
Table of Contents of the Statement of Additional Information
Assignment of Certificate
Distribution
Accumulation Units and Unit Value
Transfers During the Income Phase
Payment of Death Benefit
Annuity Payments
Experts
Financial Statements

42

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.
To:
MassMutual
Document Management Services – Annuities W360
P.O. Box 9067
Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual's Panorama Premier (AN2000NSAI).
Name
Address

City	State	Zip
Telephone

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

44

Appendix A
Condensed Financial Information
The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.
Accumulation Unit Values
Sub-Account	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Value at Inception Date
Fidelity® VIP Contrafund®	$37.89	$41.05	$34.15	$32.07	$32.30	$29.26	$22.60	$19.69	$20.48	$17.72	$10.00(b	)
Invesco V.I. Diversified Dividend	11.63	12.76	11.92	10.52	10.46	9.40	7.27	6.21	6.43	5.92	10.00(a	)
Invesco V.I. Health Care	24.54	24.66	21.59	24.73	24.31	20.60	14.86	12.47	12.16	11.71	10.00(a	)
Invesco V.I. Technology	6.15	6.27	4.70	4.80	4.56	4.17	3.38	3.08	3.29	2.75	10.00(a	)
MML Aggressive Allocation	16.52	18.23	15.57	14.54	14.87	14.25	11.34	9.94	10.27	8.97	10.00(e	)
MML Asset Allocation (k)	―	—	—	—	—	—	—	13.11	13.07	11.77	10.00(d	)
MML Balanced Allocation	14.66	15.56	14.15	13.52	13.76	13.25	11.73	10.59	10.55	9.49	10.00(e	)
MML Blend	18.97	20.11	17.70	16.40	16.62	15.18	12.80	11.52	11.15	10.05	10.00(f	)
MML Blue Chip Growth	37.73	37.56	27.96	28.10	25.65	23.83	17.10	14.66	14.66	12.80	10.00(d	)
MML Concentrated Growth (k)	―	—	—	—	—	—	—	8.17	8.35	7.41	10.00(c	)
MML Conservative Allocation	14.42	15.16	14.02	13.44	13.68	13.20	12.02	10.94	10.82	9.81	10.00(e	)
MML Emerging Growth (k)	―	—	—	—	—	—	—	4.79	5.20	4.21	10.00(a	)
MML Enhanced Index Core Equity (k)	―	—	—	—	—	—	—	10.26	10.14	9.01	10.00(g	)
MML Equity	14.76	16.63	14.56	13.12	13.78	12.52	9.53	8.33	8.77	7.75	10.00(f	)
MML Equity Income	25.33	28.34	24.71	21.11	22.99	21.68	16.92	14.63	14.95	13.19	10.00(d	)
MML Equity Index	18.86	20.09	16.79	15.27	15.34	13.74	10.57	9.28	9.26	8.20	10.00(f	)
MML Focused Equity	19.19	19.27	16.07	13.84	15.45	13.99	10.31	—	—	—	10.00(h	)
MML Foreign	13.05	15.74	13.11	13.11	13.87	15.12	12.69	10.81	12.17	11.79	10.00(c	)
MML Fundamental Growth	18.24	18.38	14.64	14.34	13.73	12.56	9.65	—	—	—	10.00(h	)
MML Fundamental Value	15.30	17.34	15.32	13.74	14.40	13.15	10.22	—	—	—	10.00(h	)
MML Global	13.73	15.40	12.56	11.85	12.18	11.88	9.38	7.69	8.13	7.31	10.00(c	)
MML Growth & Income	24.58	26.30	21.56	20.10	20.28	18.50	14.15	12.01	12.41	11.29	10.00(d	)
MML Growth Allocation	15.81	17.22	15.05	14.18	14.49	13.89	11.48	10.17	10.36	9.14	10.00(e	)
MML High Yield	15.51	16.31	15.33	13.37	13.75	13.85	12.70	11.05	10.59	—	10.00(i	)
MML Income & Growth	21.72	24.94	21.53	18.76	19.04	17.68	14.39	13.03	12.52	11.36	10.00(b	)
MML Inflation-Protected and Income	13.50	13.87	13.63	13.14	13.53	13.26	14.72	13.97	12.48	11.88	10.00(d	)
MML Large Cap Growth	16.64	17.27	13.12	13.35	12.88	11.93	9.06	7.93	8.35	7.13	10.00(c	)
MML Managed Bond	12.47	12.74	12.37	12.24	12.53	11.97	12.37	11.89	11.27	10.71	10.00(j	)
MML Managed Volatility	14.18	15.09	14.03	13.72	13.51	13.12	11.29	10.12	10.68	9.64	10.00(a	)

45

Sub-Account	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Value at Inception Date
MML Mid Cap Growth	$64.50	$66.86	$54.32	$51.83	$49.22	$44.07	$32.69	$29.14	$29.92	$23.69	$10.00(b)
MML Mid Cap Value	35.43	41.30	37.50	30.86	31.75	27.60	21.46	18.65	19.03	16.07	10.00(c)
MML Moderate Allocation	15.22	16.33	14.61	13.86	14.15	13.59	11.72	10.50	10.54	9.42	10.00(e)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	5.04	4.95	4.20	10.00(a)
MML Short-Duration Bond	10.54	10.55	10.46	10.34	10.42	10.45	10.52	10.38	10.19	—	10.00(i)
MML Small Cap Equity	31.43	35.49	31.47	26.99	29.01	26.23	18.86	16.16	16.75	13.77	10.00(b)
MML Small Cap Growth Equity	34.55	36.84	30.42	27.36	29.23	27.99	19.12	17.09	18.29	15.17	10.00(f)
MML Small Cap Index (k)	―	—	—	—	—	—	—	17.11	17.26	13.93	10.00(c)
MML Small/Mid Cap Value	29.93	35.68	31.89	25.85	27.75	25.71	18.87	16.07	17.62	14.09	10.00(d)
MML Total Return Bond	10.27	10.45	10.31	10.22	10.37	10.07	10.41	—	—	—	10.00(h)
MML U.S. Government Money Market	8.90	8.91	9.01	9.12	9.25	9.38	9.51	9.65	9.78	9.92	10.00(e)
Oppenheimer Capital Appreciation	19.73	21.22	16.97	17.60	17.23	15.14	11.84	10.52	10.79	10.00	10.00(c)
Oppenheimer Conservative Balanced (l)	13.83	14.81	13.75	13.24	13.32	12.48	11.19	10.10	10.17	9.13	10.00(a)
Oppenheimer Discovery Mid Cap Growth	17.38	18.77	14.78	14.65	13.93	13.36	9.96	8.67	8.70	6.92	10.00(c)
Oppenheimer Global	31.63	36.95	27.42	27.78	27.10	26.87	21.40	17.90	19.79	17.31	10.00(c)
Oppenheimer Global Strategic Income	20.64	21.90	20.89	19.89	20.63	20.35	20.66	18.46	18.56	16.37	10.00(c)
Oppenheimer Government Money (o)	11.96	11.97	12.09	12.26	12.43	12.60	12.78	12.96	13.14	13.32	10.00(b)
Oppenheimer High Income (m), (n)	―	—	—	—	—	—	—	3.69	3.84	3.39	10.00(c)
Oppenheimer International Growth	28.92	36.40	29.23	30.28	29.69	32.45	26.14	21.69	23.70	20.94	10.00(b)
Oppenheimer Main Street	18.79	20.69	17.94	16.30	16.00	14.66	11.28	9.79	9.93	8.67	10.00(c)
Oppenheimer Total Return Bond (m)	14.21	14.56	14.12	13.87	13.93	13.17	13.37	12.29	11.51	10.48	10.00(b)
Panorama Growth (k)	―	—	—	—	—	—	—	12.98	13.13	11.53	10.00(b)
Panorama Total Return (k)	―	—	—	—	—	—	—	12.48	12.62	10.97	10.00(b)
PIMCO CommodityRealReturn®Strategy	4.88	5.77	5.73	5.06	6.90	8.60	10.22	9.86	10.82	8.83	10.00(p)
VY® Clarion Global Real Estate	13.44	14.94	13.71	13.82	14.19	12.64	12.36	9.97	10.68	9.34	10.00(p)
Accumulation Units Outstanding
Sub-Account	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fidelity® VIP Contrafund® (b)	324,792	352,261	398,938	438,613	531,566	571,838	618,115	657,130	754,503	853,030
Invesco V.I. Diversified Dividend (a)	30,946	30,529	27,964	31,980	40,409	45,315	48,093	46,615	56,382	71,007
Invesco V.I. Health Care (a)	57,092	65,457	69,232	76,194	76,964	83,454	93,409	97,176	108,891	124,234
Invesco V.I. Technology (a)	62,507	68,005	64,328	69,502	80,735	88,518	111,627	115,201	161,504	189,139
MML Aggressive Allocation (e)	20,104	21,400	42,892	40,256	23,880	12,806	18,929	15,873	21,901	12,938
MML Asset Allocation (d), (k)	―	–	–	–	–	–	–	377,356	460,006	516,972
MML Balanced Allocation (e)	45,053	67,325	53,485	79,822	80,681	86,243	84,522	77,082	81,130	62,205
MML Blend (f)	506,846	533,531	612,112	702,150	783,685	847,515	913,599	872,899	889,535	951,053

46

Sub-Account	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
MML Blue Chip Growth (d)	105,679	113,370	138,632	164,077	175,456	170,139	158,341	139,521	139,567	138,109
MML Concentrated Growth (c), (k)	―	–	–	–	–	–	–	282,439	352,522	425,463
MML Conservative Allocation (e)	22,026	16,550	21,849	18,239	54,807	41,549	32,797	45,655	42,169	31,053
MML Emerging Growth (a), (k)	―	–	–	–	–	–	–	62,330	76,616	80,139
MML Enhanced Index Core Equity (g), (k)	―	–	–	–	–	–	–	115,454	146,067	166,039
MML Equity (f)	178,848	188,666	200,970	220,376	245,242	276,866	303,683	337,757	377,811	409,416
MML Equity Income (d)	120,203	134,682	171,493	198,274	212,986	218,496	210,271	217,841	244,951	268,587
MML Equity Index (f)	99,482	113,817	119,119	127,904	138,932	151,180	169,796	193,362	212,081	256,639
MML Focused Equity (h)	991	1,023	1,426	1,452	1,196	7,195	–	–	–	–
MML Foreign (c)	73,060	77,152	91,203	112,430	119,311	132,233	150,070	161,901	171,324	191,096
MML Fundamental Growth (h)	1,512	1,513	1,522	2,217	2,227	2,062	–	–	–	–
MML Fundamental Value (h)	855	889	905	917	249	1,952	1,771	–	–	–
MML Global (c)	132,817	150,784	163,913	184,189	200,455	222,370	261,682	295,735	380,638	443,220
MML Growth & Income (d)	106,306	113,164	131,449	144,601	154,373	176,736	202,334	229,032	277,814	324,402
MML Growth Allocation (e)	19,261	18,304	16,711	17,163	10,088	9,303	8,608	2,383	2,251	–
MML High Yield (i)	74,080	70,123	68,968	71,290	66,483	27,609	6,993	2,805	847	–
MML Income & Growth (b)	217,870	233,925	262,623	302,263	338,094	391,451	428,964	478,179	542,866	638,462
MML Inflation-Protected and Income (d)	78,781	83,778	97,190	109,952	128,488	153,024	180,909	206,252	226,425	239,285
MML Large Cap Growth (c)	112,364	121,766	135,548	146,106	162,194	186,540	209,380	233,514	256,456	298,674
MML Managed Bond (j)	65,629	69,540	76,099	79,679	70,152	71,170	96,328	87,524	76,034	53,188
MML Managed Volatility (a)	90,079	106,845	115,897	139,782	148,644	174,660	205,525	213,342	256,309	298,447
MML Mid Cap Growth (b)	172,409	191,980	221,387	256,863	279,022	320,366	354,700	386,895	446,751	523,044
MML Mid Cap Value (c)	143,058	153,562	180,998	218,487	235,305	266,268	299,233	331,126	370,486	421,896
MML Moderate Allocation (e)	102,636	77,255	91,577	91,987	89,024	83,153	85,452	40,545	25,715	11,355
MML NASDAQ-100® (a), (k)	―	–	–	–	–	–	–	121,293	81,688	84,614
MML Short-Duration Bond (i)	26,914	23,946	49,439	52,791	64,738	25,830	8,260	6,118	2,165	–
MML Small Cap Equity (b)	83,507	94,575	112,290	124,850	133,277	140,297	151,988	159,340	176,101	198,249
MML Small Cap Growth Equity (f)	27,054	29,725	35,160	45,617	49,460	53,463	65,360	76,036	87,774	96,739
MML Small Cap Index (c), (k)	―	–	–	–	–	–	–	67,148	79,349	91,613
MML Small/Mid Cap Value (d)	30,870	34,357	43,741	47,414	52,049	50,502	48,575	52,539	59,743	67,274
MML Total Return Bond (h)	61,740	61,166	60,339	59,767	61,926	55,491	26,869	–	–	–
MML U.S. Government Money Market (e)	253,061	279,897	309,708	336,235	386,129	446,761	636,068	71,329	80,047	152,069
Oppenheimer Capital Appreciation (c)	223,917	251,695	277,419	300,419	339,071	390,962	469,700	550,047	655,809	749,673
Oppenheimer Conservative Balanced (a), (l)	86,678	95,552	115,799	126,999	150,199	179,847	229,337	230,612	341,089	439,751

47

Sub-Account	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Oppenheimer Discovery Mid Cap Growth (c)	112,927	139,743	159,848	180,300	190,365	216,325	260,207	282,464	334,434	376,604
Oppenheimer Global (c)	292,253	314,817	358,945	402,380	434,741	479,451	542,597	591,994	668,945	744,788
Oppenheimer Global Strategic Income (c)	297,786	312,992	350,828	384,727	428,661	512,120	588,636	605,828	684,344	770,056
Oppenheimer Government Money (b), (o)	75,480	74,584	78,129	86,865	130,230	157,130	157,696	220,233	265,636	401,797
Oppenheimer High Income (c), (m), (n)	―	–	–	–	–	–	–	193,583	221,637	287,681
Oppenheimer International Growth (b)	68,199	72,966	85,851	102,114	109,564	120,050	133,006	146,731	162,278	170,055
Oppenheimer Main Street (c)	326,750	343,601	379,176	408,394	438,920	503,992	605,210	623,794	760,065	876,697
Oppenheimer Total Return Bond (b), (m)	145,829	165,749	187,107	211,390	249,195	291,383	347,257	400,306	468,236	554,225
Panorama Growth (b), (k)	―	–	–	–	–	–	–	43,168	46,655	50,591
Panorama Total Return (b), (k)	―	–	–	–	–	–	–	39,263	48,851	60,014
PIMCO CommodityRealReturn® Strategy (p)	6,839	7,127	9,558	10,520	11,933	14,814	46,807	43,324	42,674	39,880
VY® Clarion Global Real Estate (p)	12,659	16,239	18,958	22,732	16,773	10,813	14,038	12,311	13,760	13,193
Notes to Condensed Financial Information
a)
Commencement of public offering was May 1, 2000.

b)
Commencement of public offering was September 1, 1998.

c)
Commencement of public offering was September 1, 1999.

d)
Commencement of public offering was May 1, 2003.

e)
Commencement of public offering was January 19, 2008.

f)
Commencement of public offering was May 1, 1999.

g)
Commencement of public offering was May 1, 2001.

h)
Commencement of public offering was May 1, 2012.

i)
Commencement of public offering was May 1, 2010.

j)
Commencement of public offering was May 1, 2009.

k)
Beginning April 30, 2012, this sub-account is unavailable as an investment choice.

l)
This sub-account is unavailable in certificates issued on or after April 30, 2012.

m)
Effective May 1, 2009 and after, you may not allocate any new money to this sub-account via purchase payments or transfers.

n)
Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.

o)
This sub-account is unavailable in certificates issued on or after January 19, 2008.

p)
Commencement of public offering was May 1, 2006.

48

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
PANORAMA PREMIER
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)
MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2019, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.
For a copy of the prospectus call (800) 272-2216 or write: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.
|
Panorama Premier
Statement of Additional Information

ASSIGNMENT OF CERTIFICATE
MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at our Service Center. MassMutual assumes no responsibility for the validity of any assignment.
For qualified certificates, the following exceptions and provisions should be noted:
(1)
No person entitled to receive annuity payments under a certificate or part or all of the certificate’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant’s lifetime and received in good order by MassMutual at our Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

(2)
If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

(3)
Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Internal Revenue Code of 1986, as amended (IRC); and

(4)
Certificates issued under a plan for an Individual Retirement Annuity pursuant to IRC Section 408, or for a Roth Individual Retirement Annuity pursuant to IRC Section 408A, must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.
|
Panorama Premier
Statement of Additional Information

DISTRIBUTION
The certificates are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the certificates sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who entered into distribution agreements with MSD.
MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).
During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the certificates described in the prospectus.
Year	MMLIS	MSD
2018	$38,462	$3,731
2017	$34,499	$5,242
2016	$39,559	$4,882
Commissions for sales of the certificates by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the certificates by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.
During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.
Year	MMLIS	MSD
2018	$422,847	$66,106
2017	$403,691	$79,789
2016	$408,428	$72,987
We no longer offer the variable annuity certificate for sale to the public. However, certificate owners may continue to make purchase payments to existing certificates, subject to the limitations described in the prospectus.
This offering is on a continuous basis.
ACCUMULATION UNITS AND UNIT VALUE
During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received in good order at our Service Center.
The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.
The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:
A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.
B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.
C is the cumulative charge since the immediately preceding business day for the insurance charges.
The accumulation unit value may increase or decrease from business day to business day.
|
Panorama Premier
Statement of Additional Information

TRANSFERS DURING THE INCOME PHASE
Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.
See the “Transfers and Transfer Programs – Transfers During the Income Phase” section in the prospectus for more information about transfers during the income phase.
PAYMENT OF DEATH BENEFIT
MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:
(1)
a certified death certificate;

(2)
a certified decree of a court of competent jurisdiction as to the finding of death; or

(3)
any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.
The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:
(1)
to the primary beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or

(2)
if there is no primary beneficiary who survives the participant’s death and/or any annuitant’s death, as applicable, to the contingent beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or

(3)
if there is no primary or contingent beneficiary who survives the participant’s death and/or any annuitant’s death, as applicable, to the participant or the participant’s estate.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.
See the “Death Benefit” section in the prospectus for more information on death benefits.
ANNUITY PAYMENTS
A variable annuity payment is an annuity with payments which;
(1)
are not predetermined as to dollar amount; and

(2)
will vary in amount with the net investment results of the applicable sub-accounts.

Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:
(1)
The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the certificate unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

(2)
For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

(3)
The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:
(1)
The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

|
Panorama Premier
Statement of Additional Information
4

(2)
For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:
(1)
The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

(2)
The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See “The Income Phase” section in the prospectus for more information.
EXPERTS
The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2018 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 23, 2019, except for Note 18, as to which the date is March 19, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
|
Panorama Premier
Statement of Additional Information
5

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2018, the related statements of operations and changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended (collectively, “the financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2018, the results of its operations and the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Hartford, Connecticut

March 19, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms

affiliated with KPMG International Cooperative (“KPMG

International”), a Swiss entity.

LA2054	F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 is comprised of the following sub-accounts and the activities of each sub-account have been included within the accompanying statements of assets and liabilities as of December 31, 2018 and the related statements of operations and changes in net assets for each of the years or periods (as described below) in the two-year period then ended.

Sub-Accounts

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III) *

BlackRock iShares® Dynamic Allocation V.I. Sub- Account (Class III)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III) **

BlackRock iShares® Equity Appreciation V.I. Sub- Account (Class III) **

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Invesco V.I. Diversified Dividend Sub-Account (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Health Care Sub-Account (Series I) ***

Invesco V.I. Health Care Sub-Account (Series II) ***

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Ivy Asset Strategy Sub-Account

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML Asset Momentum Sub-Account (Service Class I)

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML China Sub-Account ****

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Core Allocation Sub-Account

MML Dynamic Bond Sub-Account (Service Class I)

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

Sub-Accounts

MML Equity Index Sub-Account (Service Class I)

MML Equity Rotation Sub-Account (Service Class I)

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Growth Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Service Class I)

MML Global Sub-Account (Class II)

MML Growth Sub-Account

MML Growth & Income Sub-Account (Initial Class)

MML Growth & Income Sub-Account (Service Class)

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Sub-Account

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

LA2054	F-2

Sub-Accounts

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)

MML Strategic Emerging Markets Sub-Account

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

Oppenheimer Capital Appreciation Sub-Account (Service)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)

Oppenheimer Conservative Balanced Sub-Account (Service)

Sub-Accounts

Oppenheimer Conservative Balanced Sub-Account (Non-Service)

Oppenheimer Discovery Mid Cap Growth Sub- Account (Service)

Oppenheimer Discovery Mid Cap Growth Sub- Account (Non-Service)

Oppenheimer Global Sub-Account (Service)

Oppenheimer Global Sub-Account (Non-Service)

Oppenheimer Global Multi-Alternatives Sub- Account

Oppenheimer Global Strategic Income Sub- Account (Service)

Oppenheimer Global Strategic Income Sub- Account (Non-Service)

Oppenheimer Government Money Sub-Account

Oppenheimer International Growth Sub-Account (Service)

Oppenheimer International Growth Sub-Account (Non-Service)

Oppenheimer Main Street Sub-Account (Service)

Oppenheimer Main Street Sub-Account (Non- Service)

Oppenheimer Total Return Bond Sub-Account

PIMCO CommodityRealReturn® Strategy Sub- Account

VY® Clarion Global Real Estate Sub-Account

* Effective August 31, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on August 31, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

** Effective March 29, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on March 29, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

*** See Note 2 to the financial statements for the former name of the sub-account.

**** Effective April 28, 2014 this sub-account merged with MML Foreign Fund.  As such there is no investment or unit activity for this sub-account for 2017 or 2018.

LA2054	F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	BlackRock
	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Dynamic	VIP	VIP	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Allocation V.I.	Contrafund®	Contrafund®	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	102,243	6,602,972	4,797,552	264,143	636,516	413,750	529,743	275,708
Identified cost	$1,097,691	$187,270,903	$156,019,071	$6,063,308	$15,874,930	$11,554,745	$15,048,883	$5,642,981
Value	$1,051,057	$212,153,493	$150,211,357	$6,260,195	$14,983,587	$9,685,878	$11,728,520	$6,043,511
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	1	-
Total assets	1,051,057	212,153,493	150,211,357	6,260,195	14,983,587	9,685,878	11,728,521	6,043,511

LIABILITIES
Annuitant mortality fluctuation reserve	-	7,040	-	-	-	310	-	44
Payable to Massachusetts Mutual Life Insurance Company	-	3,369	11	30	12	44	-	23
Total liabilities	-	10,409	11	30	12	354	-	67

NET ASSETS	$1,051,057	$212,143,084	$150,211,346	$6,260,165	$14,983,575	$9,685,524	$11,728,521	$6,043,444

Net Assets:
Accumulation units - value	$1,051,057	$206,049,440	$150,211,346	$6,050,621	$14,983,575	$9,348,057	$11,728,521	$5,912,412
Contracts in payout (annuitization) period	-	6,093,644	-	209,544	-	337,467	-	131,032

Net assets	$1,051,057	$212,143,084	$150,211,346	$6,260,165	$14,983,575	$9,685,524	$11,728,521	$6,043,444

Outstanding units
Contract owners	96,720	7,486,410	7,820,910	590,254	1,568,171	389,202	487,410	440,280

UNIT VALUE
Panorama Premier	$-	$37.89	$-	$11.63	$-	$24.54	$-	$6.15
Panorama Passage®
Tier 1	-	28.40	-	11.43	-	24.13	-	6.05
Tier 2	-	27.69	-	11.15	-	23.53	-	5.90
Tier 3	-	29.80	-	11.98	-	25.28	-	6.34
Tier 4	-	28.61	-	11.50	-	24.27	-	6.08
MassMutual Artistry	-	25.61	-	10.53	-	22.05	-	6.03
MassMutual Transitions®
Custom Plan	-	32.34	-	11.22	-	27.16	-	23.57
Package Plan I	-	32.34	-	11.22	-	27.16	-	23.57
Package Plan II	-	30.52	-	10.59	-	25.63	-	22.24
Package Plan III	-	29.28	-	10.16	-	24.59	-	21.34

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

	BlackRock
	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Dynamic	VIP	VIP	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Allocation V.I.	Contrafund®	Contrafund®	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	25.44	-	8.90	-	22.16	-	21.54
Tier 2	-	23.97	-	8.39	-	20.89	-	20.29
Tier 3	-	23.10	-	8.08	-	20.13	-	19.56
Tier 4	-	23.93	-	8.38	-	20.85	-	20.26
Tier 5	-	22.55	-	7.89	-	19.65	-	19.09
Tier 6	-	21.73	-	7.60	-	18.94	-	18.40
Tier 7	-	23.68	-	8.29	-	20.63	-	20.05
Tier 8	-	22.28	-	7.80	-	19.41	-	18.86
Tier 9	-	-	22.60	-	7.93	-	19.69	-
Tier 10	-	-	24.28	-	8.52	-	21.16	-
Tier 11	-	-	21.26	-	7.46	-	18.53	-
Tier 12	-	-	23.30	-	8.17	-	20.30	-
Tier 13	-	-	20.45	-	7.17	-	17.82	-
Tier 14	-	-	21.73	-	7.63	-	18.94	-
MassMutual RetireEase SelectSM
Tier 1	-	16.83	-	7.03	-	18.23	-	18.75
Tier 2	-	17.83	-	7.45	-	19.32	-	19.86
MassMutual Transitions SelectSM
Tier 1	-	28.77	-	10.33	-	25.92	-	28.54
Tier 2	-	-	28.03	-	10.09	-	25.26	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	11.68	-	-	-	-	-
Tier 2	-	-	11.55	-	-	-	-	-
Tier 3	-	-	11.68	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	10.75	-	11.66	-	-	-	-	-
Tier 2	10.87	-	11.79	-	-	-	-	-
Tier 3	10.60	-	11.49	-	-	-	-	-
Tier 4	10.75	-	11.66	-	-	-	-	-
Tier 5	10.72	-	11.62	-	-	-	-	-
Tier 6	10.87	-	11.79	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		Ivy	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	460,111	1,341,550	3,378,816	9,181,923	148,773	10,036,209	43,313,145	2,780,530
Identified cost	$9,440,898	$12,364,450	$34,999,754	$97,361,881	$1,624,686	$104,912,161	$448,029,863	$58,532,086
Value	$9,565,714	$11,123,864	$31,085,106	$83,188,219	$1,380,613	$91,530,224	$391,117,702	$56,578,094
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	24	-
Total assets	9,565,714	11,123,864	31,085,106	83,188,219	1,380,613	91,530,224	391,117,726	56,578,094

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	380
Payable to Massachusetts Mutual Life Insurance Company	-	6	17	9	-	32	-	48
Total liabilities	-	6	17	9	-	32	-	428

NET ASSETS	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613	$91,530,192	$391,117,726	$56,577,666

Net Assets:
Accumulation units - value	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613	$91,530,192	$391,117,726	$55,075,382
Contracts in payout (annuitization) period	-	-	-	-	-	-	-	1,502,284

Net assets	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613	$91,530,192	$391,117,726	$56,577,666

Outstanding units
Contract owners	377,907	1,008,997	1,849,440	5,559,658	119,922	6,173,598	28,846,215	2,604,579

UNIT VALUE
Panorama Premier	$-	$-	$16.52	$-	$-	$14.66	$-	$18.97
Panorama Passage®
Tier 1	-	-	16.36	-	-	14.51	-	20.08
Tier 2	-	-	16.07	-	-	14.26	-	19.59
Tier 3	-	-	16.81	-	-	14.91	-	21.07
Tier 4	-	-	16.34	-	-	14.50	-	20.23
MassMutual Artistry	-	-	16.92	-	-	15.01	-	20.87
MassMutual Transitions®
Custom Plan	-	-	17.35	-	-	15.40	-	24.65
Package Plan I	-	-	17.35	-	-	15.40	-	24.65
Package Plan II	-	-	16.70	-	-	14.82	-	23.26
Package Plan III	-	-	16.25	-	-	14.42	-	22.32

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		Ivy	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	11.30	16.25	-	-	14.42	-	20.59
Tier 2	-	11.03	15.55	-	-	13.80	-	19.40
Tier 3	-	10.86	15 .13	-	-	13.43	-	18.70
Tier 4	-	11.03	15.55	-	-	13.80	-	19.37
Tier 5	-	10.76	14.89	-	-	13.21	-	18.26
Tier 6	-	10.60	14.49	-	-	12.85	-	17.59
Tier 7	-	10.96	15.38	-	-	13.65	-	19.17
Tier 8	-	10.69	14.73	-	-	13.07	-	18.03
Tier 9	19.12	10.83	-	14.67	-	-	13.03	-
Tier 10	20.54	11.17	-	15.49	-	-	13.76	-
Tier 11	17.99	10.56	-	14.04	-	-	12.47	-
Tier 12	19.71	10.89	-	14.87	-	-	13.21	-
Tier 13	17.30	10.27	-	13.50	-	-	11.99	-
Tier 14	18.39	10.53	-	14.11	-	-	12.53	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	-	16.36
Tier 2	-	-	-	-	-	-	-	17.34
MassMutual Transitions SelectSM
Tier 1	-	11.59	16.98	-	-	15.06	-	22.78
Tier 2	27.79	11.59	-	16.52	-	-	14.68	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	10.08	-	11.04	-	-	10.57	-
Tier 2	-	9.97	-	10.92	-	-	10.46	-
Tier 3	-	10.08	-	11.04	-	-	10.57	-
MassMutual Capital VantageSM
Tier 1	-	10.07	-	11.03	11.39	-	10.56	-
Tier 2	-	10.18	-	11.15	11.52	-	10.67	-
Tier 3	-	9.93	-	10.87	11.23	-	10.41	-
Tier 4	-	10.07	-	11.03	11.39	-	10.56	-
Tier 5	-	10.04	-	10.99	11.36	-	10.52	-
Tier 6	-	10.18	-	11.15	11.52	-	10.67	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		MML	MML	MML	MML		MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	MML	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Core Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)
ASSETS
Investments
Number of shares	5,844,160	3,302,233	7,089,686	7,820,976	33,532,959	86,063,577	653,792	908,805
Identified cost	$129,148,987	$52,007,506	$113,837,643	$79,119,267	$338,625,794	$1,015,871,467	$6,454,559	$22,871,247
Value	$118,605,708	$48,212,598	$99,468,288	$72,187,611	$306,155,918	$944,978,078	$6,269,866	$21,958,552
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	1	-	2	-	-	-
Total assets	118,605,708	48,212,598	99,468,289	72,187,611	306,155,920	944,978,078	6,269,866	21,958,552

LIABILITIES
Annuitant mortality fluctuation reserve	-	931	-	-	-	-	-	319
Payable to Massachusetts Mutual Life Insurance Company	3	908	-	1	-	8	-	208
Total liabilities	3	1,839	-	1	-	8	-	527

NET ASSETS	$118,605,705	$48,210,759	$99,468,289	$72,187,610	$306,155,920	$944,978,070	$6,269,866	$21,958,025

Net Assets:
Accumulation units - value	$118,605,705	$47,194,897	$99,468,289	$72,056,231	$306,155,920	$944,641,605	$6,269,866	$21,281,606
Contracts in payout (annuitization) period	-	1,015,862	-	131,379	-	336,465	-	676,419

Net assets	$118,605,705	$48,210,759	$99,468,289	$72,187,610	$306,155,920	$944,978,070	$6,269,866	$21,958,025

Outstanding units
Contract owners	8,331,460	1,408,101	5,069,585	4,916,102	22,812,097	63,029,364	607,871	1,190,624

UNIT VALUE
Panorama Premier	$-	$37.73	$-	$14.42	$-	$-	$-	$14.76
Panorama Passage®
Tier 1	-	37.20	-	14.28	-	-	-	16.40
Tier 2	-	36.28	-	14.03	-	-	-	15.99
Tier 3	-	38.69	-	14.68	-	-	-	17.21
Tier 4	-	37.14	-	14.26	-	-	-	16.52
MassMutual Artistry	-	39.05	-	14.77	-	20.06	-	17.58
MassMutual Transitions®
Custom Plan	-	35.64	-	15.15	-	-	-	22.06
Package Plan I	-	35.64	-	15.15	-	-	-	22.06
Package Plan II	-	33.63	-	14.58	-	-	-	20.81
Package Plan III	-	32.26	-	14.19	-	-	-	19.97

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		MML	MML	MML	MML		MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	MML	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Core Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	29.63	-	14.19	-	15.36	-	18.38
Tier 2	-	27.92	-	13.58	-	14.74	-	17.32
Tier 3	-	26.90	-	13.21	-	14.36	-	16.69
Tier 4	-	27.88	-	13.58	-	14.74	-	17.30
Tier 5	-	26.27	-	13.00	-	14.14	-	16.30
Tier 6	-	25.31	-	12.65	-	13.78	-	15.71
Tier 7	-	27.58	-	13.43	-	14.59	-	17.11
Tier 8	-	25.95	-	12.86	-	14.00	-	16.10
Tier 9	18.30	-	26.33	-	12.80	14.29	-	-
Tier 10	19.66	-	28.28	-	13.52	15.05	-	-
Tier 11	17.22	-	24.77	-	12.25	13.71	-	-
Tier 12	18.86	-	27.14	-	12.98	14.44	-	-
Tier 13	16.56	-	23.82	-	11.79	13.19	-	-
Tier 14	17.60	-	25.32	-	12.31	13.74	-	-
MassMutual RetireEase SelectSM
Tier 1	-	23.10	-	-	-	-	-	12.51
Tier 2	-	24.47	-	-	-	-	-	13.26
MassMutual Transitions SelectSM
Tier 1	-	34.50	-	14.82	-	16.01	-	20.31
Tier 2	22.20	-	33.62	-	14.42	16.01	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.37	-	13.48	-	10.47	11.20	10.27	-
Tier 2	11.24	-	13.33	-	10.36	11.08	10.16	-
Tier 3	11.37	-	13.48	-	10.47	11.20	10.27	-
MassMutual Capital VantageSM
Tier 1	11.35	-	13.45	-	10.46	11.19	10.26	-
Tier 2	11.47	-	13.60	-	10.57	11.31	10.37	-
Tier 3	11.19	-	13.26	-	10.31	11.03	10.11	-
Tier 4	11.35	-	13.45	-	10.46	11.19	10.26	-
Tier 5	11.31	-	13.41	-	10.42	11.15	10.22	-
Tier 6	11.47	-	13.60	-	10.57	11.31	10.37	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

				MML	MML	MML	MML
	MML	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
ASSETS
Investments
Number of shares	3,483,007	14,800,249	7,594,773	1,170,869	1,498,727	134,784	2,015,423	13,427,366
Identified cost	$95,836,142	$162,148,808	$88,702,939	$28,194,462	$37,543,912	$1,697,367	$15,591,922	$128,127,459
Value	$82,975,613	$148,594,501	$75,340,152	$32,889,712	$40,825,325	$1,462,409	$10,379,428	$124,203,134
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	82,975,613	148,594,501	75,340,152	32,889,712	40,825,325	1,462,409	10,379,428	124,203,134

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,454	-	-	-	-	-	1,134
Payable to Massachusetts Mutual Life Insurance Company	3	1,035	-	34	6	-	13	409
Total liabilities	3	2,489	-	34	6	-	13	1,543

NET ASSETS	$82,975,610	$148,592,012	$75,340,152	$32,889,678	$40,825,319	$1,462,409	$10,379,415	$124,201,591

Net Assets:
Accumulation units - value	$82,975,610	$145,192,836	$75,340,152	$31,534,579	$40,825,319	$1,462,409	$10,379,415	$120,915,765
Contracts in payout (annuitization) period	-	3,399,176	-	1,355,099	-	-	-	3,285,826

Net assets	$82,975,610	$148,592,012	$75,340,152	$32,889,678	$40,825,319	$1,462,409	$10,379,415	$124,201,591

Outstanding units
Contract owners	5,016,720	7,063,608	4,198,697	1,545,569	1,732,277	109,641	639,384	8,931,698

UNIT VALUE
Panorama Premier	$-	$25.33	$-	$18.86	$-	$-	$19.19	$13.05
Panorama Passage®
Tier 1	-	24.97	-	19.59	-	-	19.07	13.16
Tier 2	-	24.36	-	19.11	-	-	18.87	12.83
Tier 3	-	25.97	-	20.56	-	-	19.39	13.81
Tier 4	-	24.94	-	19.74	-	-	19.06	13.26
MassMutual Artistry	-	26.22	-	17.87	-	-	19.47	12.30
MassMutual Transitions®
Custom Plan	-	23.23	-	26.10	-	-	19.77	15.36
Package Plan I	-	23.23	-	26.10	-	-	19.77	15.36
Package Plan II	-	21.92	-	24.63	-	-	19.32	14.49
Package Plan III	-	21.03	-	23.63	-	-	19.00	13.91

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

				MML	MML	MML	MML
	MML	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	19.40	-	21.99	-	-	19.00	13.08
Tier 2	-	18.28	-	20.73	-	-	18.50	12.33
Tier 3	-	17.61	-	19.97	-	-	18.19	11.88
Tier 4	-	18.25	-	20.69	-	-	18.50	12.31
Tier 5	-	17.20	-	19.50	-	-	18.01	11.60
Tier 6	-	16.57	-	18.79	-	-	17.71	11.18
Tier 7	-	18.06	-	20.47	-	-	18.38	12.18
Tier 8	-	16.99	-	19.26	-	-	17.89	11.46
Tier 9	16.34	-	17.24	-	19.54	-	18.13	-
Tier 10	17.55	-	18.52	-	20.99	-	18.75	-
Tier 11	15.37	-	16.22	-	18.39	-	17.65	-
Tier 12	16.84	-	17.77	-	20.14	-	18.25	-
Tier 13	14.79	-	15.60	-	17.68	-	17.13	-
Tier 14	15.71	-	16.58	-	18.79	-	17.60	-
MassMutual RetireEase SelectSM
Tier 1	-	13.54	-	16.46	-	-	-	7.99
Tier 2	-	14.35	-	17.45	-	-	-	8.46
MassMutual Transitions SelectSM
Tier 1	-	21.45	-	24.98	-	-	19.51	14.67
Tier 2	19.79	-	20.91	-	24.34	-	19.51	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	19.22	-	-	-	-
Tier 2	-	-	-	19.47	-	-	-	-
Tier 3	-	-	-	20.10	-	-	-	-
Tier 4	-	-	-	20.10	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.95	-	11.66	-	-	-	13.38	-
Tier 2	10.82	-	11.53	-	-	-	13.23	-
Tier 3	10.95	-	11.66	-	-	-	13.38	-
MassMutual Capital VantageSM
Tier 1	10.93	-	11.64	-	-	13.19	13.35	-
Tier 2	11.05	-	11.77	-	-	13.34	13.50	-
Tier 3	10.77	-	11.47	-	-	13.01	13.16	-
Tier 4	10.93	-	11.64	-	-	13.19	13.35	-
Tier 5	10.89	-	11.60	-	-	13.15	13.31	-
Tier 6	11.05	-	11.77	-	-	13.34	13.50	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
ASSETS
Investments
Number of shares	1,013,890	1,090,739	994,775	495,762	1,383,341	298,382	12,467,239	3,956,558
Identified cost	$10,553,769	$12,666,904	$14,467,679	$5,662,697	$16,609,717	$3,350,231	$169,622,769	$36,866,241
Value	$9,327,791	$9,980,266	$12,106,415	$5,081,558	$13,985,579	$3,127,047	$158,458,612	$64,689,723
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	4	-	-	-	2	-	-	-
Total assets	9,327,795	9,980,266	12,106,415	5,081,558	13,985,581	3,127,047	158,458,612	64,689,723

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	6	-	4,885
Payable to Massachusetts Mutual Life Insurance Company	-	10	7	35	-	9	24	139
Total liabilities	-	10	7	35	-	15	24	5,024

NET ASSETS	$9,327,795	$9,980,256	$12,106,408	$5,081,523	$13,985,581	$3,127,032	$158,458,588	$64,684,699

Net Assets:
Accumulation units - value	$9,327,795	$9,971,783	$12,106,408	$4,692,051	$13,985,581	$3,126,831	$158,458,588	$64,356,492
Contracts in payout (annuitization) period	-	8,473	-	389,472	-	201	-	328,207

Net assets	$9,327,795	$9,980,256	$12,106,408	$5,081,523	$13,985,581	$3,127,032	$158,458,588	$64,684,699

Outstanding units
Contract owners	725,345	697,122	956,198	306,197	944,055	255,730	8,213,057	2,668,840

UNIT VALUE
Panorama Premier	$-	$18.24	$15.30	$-	$-	$13.73	$-	$24.58
Panorama Passage®
Tier 1	-	18.13	15.20	-	-	13.31	-	24.24
Tier 2	-	17.94	15.04	-	-	12.98	-	23.64
Tier 3	-	18.44	15.46	-	-	13.97	-	25.21
Tier 4	-	18.12	15.19	-	-	13.41	-	24.20
MassMutual Artistry	-	18.51	15.52	-	-	9.82	31.55	25.44
MassMutual Transitions®
Custom Plan	-	18.80	15.76	16.97	-	-	-	26.38
Package Plan I	-	18.80	15.76	16.97	-	-	-	26.38
Package Plan II	-	18.36	15.40	16.02	-	-	-	24.97
Package Plan III	-	18.06	15.14	15.36	-	-	-	24.01

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	18.06	15.14	15.26	-	-	21.66	18.34
Tier 2	-	17.58	14.75	14.38	-	-	20.79	17.28
Tier 3	-	17.29	14.50	13.85	-	-	20.26	16.65
Tier 4	-	17.58	14.75	14.36	-	-	20.79	17.26
Tier 5	-	17.12	14.36	13.53	-	-	19.95	16.26
Tier 6	-	16.84	14.12	13.04	-	-	19.44	15.67
Tier 7	-	17.47	14.65	14.20	-	-	20.58	17.07
Tier 8	-	17.01	14.26	13.36	-	-	19.74	16.06
Tier 9	11.64	17.24	14.45	-	13.61	-	20.16	-
Tier 10	12.50	17.82	14.94	-	14.62	-	21.22	-
Tier 11	10.95	16.78	14.07	-	12.81	-	19.34	-
Tier 12	12.00	17.35	14.55	-	14.03	-	20.36	-
Tier 13	10.53	16.29	13.66	-	12.32	-	18.60	-
Tier 14	11.19	16.73	14.03	-	13.09	-	19.38	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	12.26	-	-	-	14.42
Tier 2	-	-	-	13.00	-	-	-	15.28
MassMutual Transitions SelectSM
Tier 1	-	18.55	15.55	18.43	-	-	22.58	20.80
Tier 2	14.31	18.55	15.55	-	18.04	-	22.58	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.34	12.69	10.89	-	11.17	-	13.26	-
Tier 2	9.23	12.55	10.77	-	11.05	-	13.11	-
Tier 3	9.34	12.69	10.89	-	11.17	-	13.26	-
MassMutual Capital VantageSM
Tier 1	9.32	12.67	10.87	-	11.16	-	13.24	-
Tier 2	9.43	12.81	10.99	-	11.28	-	13.39	-
Tier 3	9.19	12.49	10.72	-	11.00	-	13.05	-
Tier 4	9.32	12.67	10.87	-	11.16	-	13.24	-
Tier 5	9.29	12.63	10.84	-	11.12	-	13.20	-
Tier 6	9.43	12.81	10.99	-	11.28	-	13.39	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,084,662	57,990,066	110,539,538	3,981,527	2,458,119	2,922,935	13,970,774	4,276,779
Identified cost	$29,721,972	$551,626,880	$1,066,812,840	$39,730,279	$25,280,105	$32,322,396	$145,733,749	$44,523,669
Value	$33,813,211	$484,217,049	$915,267,377	$35,993,000	$20,869,433	$24,435,737	$135,795,922	$41,399,220
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	33,813,211	484,217,049	915,267,377	35,993,000	20,869,433	24,435,737	135,795,922	41,399,220

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	111	151	-	1,988	-
Payable to Massachusetts Mutual Life Insurance Company	11	53	81	27	211	6	723	4
Total liabilities	11	53	81	138	362	6	2,711	4

NET ASSETS	$33,813,200	$484,216,996	$915,267,296	$35,992,862	$20,869,071	$24,435,731	$135,793,211	$41,399,216

Net Assets:
Accumulation units - value	$33,813,200	$484,216,996	$915,200,292	$35,989,172	$20,069,534	$24,435,731	$132,346,008	$41,399,216
Contracts in payout (annuitization) period	-	-	67,004	3,690	799,537	-	3,447,203	-

Net assets	$33,813,200	$484,216,996	$915,267,296	$35,992,862	$20,869,071	$24,435,731	$135,793,211	$41,399,216

Outstanding units
Contract owners	2,291,878	30,317,373	59,693,993	2,669,937	1,064,337	1,666,619	10,511,243	3,455,411

UNIT VALUE
Panorama Premier	$-	$15.81	$-	$15.51	$21.72	$-	$13.50	$-
Panorama Passage®
Tier 1	-	15.65	-	15.39	16.74	-	13.31	-
Tier 2	-	15.38	-	15.18	16.33	-	12.98	-
Tier 3	-	16.09	-	15.73	17.57	-	13.84	-
Tier 4	-	15.64	-	15.38	16.86	-	13.29	-
MassMutual Artistry	-	16.19	-	15.81	15.81	-	13.97	-
MassMutual Transitions®
Custom Plan	-	16.61	-	16.13	21.13	-	14.49	-
Package Plan I	-	16.61	-	16.13	21.13	-	14.49	-
Package Plan II	-	15.98	-	15.65	19.93	-	13.71	-
Package Plan III	-	15.55	-	15.31	19.12	-	13.19	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	15.55	-	15.31	17.31	-	12.36	-
Tier 2	-	14.89	-	14.79	16.31	-	11.65	-
Tier 3	-	14.48	-	14.47	15.72	-	11.23	-
Tier 4	-	14.89	-	14.79	16.29	-	11.63	-
Tier 5	-	14.25	-	14.29	15.35	-	10.96	-
Tier 6	-	13.86	-	13.98	14.79	-	10.56	-
Tier 7	-	14.72	-	14.66	16.11	-	11.51	-
Tier 8	-	14.09	-	14.16	15.16	-	10.83	-
Tier 9	16.29	-	14.07	14.41	-	15.39	-	10.98
Tier 10	17.50	-	14.86	15.05	-	16.53	-	11.80
Tier 11	15.32	-	13.46	13.92	-	14.48	-	10.33
Tier 12	16.79	-	14.26	14.54	-	15.86	-	11.32
Tier 13	14.74	-	12.95	13.39	-	13.93	-	9.94
Tier 14	15.66	-	13.53	13.86	-	14.80	-	10.56
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	12.37	-	11.95	-
Tier 2	-	-	-	-	13.11	-	12.66	-
MassMutual Transitions SelectSM
Tier 1	-	16.25	-	15.85	19.43	-	13.11	-
Tier 2	20.25	-	15.84	15.85	-	18.94	-	12.77
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.01	-	10.87	11.14	-	11.46	-	10.07
Tier 2	11.88	-	10.75	11.02	-	11.33	-	9.96
Tier 3	12.01	-	10.87	11.14	-	11.46	-	10.07
MassMutual Capital VantageSM
Tier 1	11.99	-	10.85	11.12	-	11.44	-	10.05
Tier 2	12.12	-	10.97	11.25	-	11.57	-	10.17
Tier 3	11.82	-	10.69	10.97	-	11.28	-	9.91
Tier 4	11.99	-	10.85	11.12	-	11.44	-	10.05
Tier 5	11.95	-	10.81	11.09	-	11.40	-	10.02
Tier 6	12.12	-	10.97	11.25	-	11.57	-	10.17

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2018

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	6,020,174	528,209	1,475,188	1,131,160	9,857,856	21,014,279	8,319,361	2,454,662
Identified cost	$60,783,384	$5,815,064	$16,511,338	$11,999,658	$124,391,559	$263,803,141	$102,431,668	$31,412,799
Value	$54,602,980	$4,669,371	$14,279,820	$10,587,662	$117,648,545	$250,288,195	$98,988,551	$28,963,359
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	9	-	-	-	-	-	-
Total assets	54,602,980	4,669,380	14,279,820	10,587,662	117,648,545	250,288,195	98,988,551	28,963,359

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	165	-	2,097	-	1,177	-
Payable to Massachusetts Mutual Life Insurance Company	18	-	253	1	2,302	46	276	5
Total liabilities	18	-	418	1	4,399	46	1,453	5

NET ASSETS	$54,602,962	$4,669,380	$14,279,402	$10,587,661	$117,644,146	$250,288,149	$98,987,098	$28,963,354

Net Assets:
Accumulation units - value	$54,602,962	$4,669,380	$14,199,926	$10,587,661	$114,542,292	$250,288,149	$96,555,339	$28,963,354
Contracts in payout (annuitization) period	-	-	79,476	-	3,101,854	-	2,431,759	-

Net assets	$54,602,962	$4,669,380	$14,279,402	$10,587,661	$117,644,146	$250,288,149	$98,987,098	$28,963,354

Outstanding units
Contract owners	4,343,149	495,952	676,794	716,008	7,702,853	18,639,618	6,358,338	2,011,443

UNIT VALUE
Panorama Premier	$-	$-	$16.64	$-	$-	$12.47	$14.18	$-
Panorama Passage®
Tier 1	-	-	16.81	-	18.79	-	13.94	-
Tier 2	-	-	16.39	-	18.32	-	13.60	-
Tier 3	-	-	17.64	-	19.72	-	14.61	-
Tier 4	-	-	16.93	-	18.93	-	14.02	-
MassMutual Artistry	17.15	8.84	13.66	-	18.93	-	14.64	-
MassMutual Transitions®
Custom Plan	-	8.94	23.60	-	17.39	-	18.30	-
Package Plan I	-	8.94	23.60	-	17.39	-	18.30	-
Package Plan II	-	8.79	22.27	-	16.41	-	17.27	-
Package Plan III	-	8.69	21.36	-	15.74	-	16.57	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	12.46	8.69	20.22	-	14.14	-	14.40	-
Tier 2	11.96	8.53	19.06	-	13.32	-	13.57	-
Tier 3	11.65	8.43	18.36	-	12.84	-	13.07	-
Tier 4	11.96	8.53	19.03	-	13.30	-	13.54	-
Tier 5	11.47	8.37	17.93	-	12.53	-	12.76	-
Tier 6	11.18	8.27	17.28	-	12.08	-	12.30	-
Tier 7	11.83	8.49	18.82	-	13.16	-	13.40	-
Tier 8	11.36	8.33	17.71	-	12.38	-	12.61	-
Tier 9	11.59	8.41	-	17.95	-	12.56	-	12.79
Tier 10	12.21	8.61	-	19.28	-	13.50	-	13.75
Tier 11	11.12	8.25	-	16.89	-	11.82	-	12.04
Tier 12	11.71	8.45	-	18.51	-	12.95	-	13.19
Tier 13	10.70	8.08	-	16.24	-	11.37	-	11.58
Tier 14	11.15	8.23	-	17.26	-	12.08	-	12.31
MassMutual RetireEase SelectSM
Tier 1	-	-	17.78	-	13.17	-	10.52	-
Tier 2	-	-	18.84	-	13.95	-	11.15	-
MassMutual Transitions SelectSM
Tier 1	12.99	8.85	24.93	-	15.04	-	16.25	-
Tier 2	12.99	8.85	-	24.27	-	14.66	-	15.84
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.70	9.65	-	12.38	-	10.01	-	10.29
Tier 2	10.58	9.54	-	12.25	-	9.90	-	10.17
Tier 3	10.70	9.65	-	12.38	-	10.01	-	10.29
MassMutual Capital VantageSM
Tier 1	10.69	9.63	-	12.36	-	10.00	-	10.27
Tier 2	10.81	9.74	-	12.50	-	10.11	-	10.39
Tier 3	10.53	9.50	-	12.19	-	9.86	-	10.13
Tier 4	10.69	9.63	-	12.36	-	10.00	-	10.27
Tier 5	10.65	9.60	-	12.32	-	9.97	-	10.24
Tier 6	10.81	9.74	-	12.50	-	10.11	-	10.39

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

	MML	MML			MML	MML	MML	MML
	Mid Cap	Mid Cap	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Growth	Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,277,068	6,652,000	14,537,954	4,711,687	29,960,951	176,031,988	2,867,554	2,942,359
Identified cost	$77,286,105	$101,098,273	$165,966,472	$53,748,492	$320,907,315	$1,924,667,868	$27,924,225	$27,574,540
Value	$73,562,334	$88,937,246	$135,929,871	$43,253,290	$290,920,831	$1,689,907,085	$27,471,164	$24,031,027
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	3	-	-	2	-
Total assets	73,562,334	88,937,246	135,929,871	43,253,293	290,920,831	1,689,907,085	27,471,166	24,031,027

LIABILITIES
Annuitant mortality fluctuation reserve	1,608	-	3,745	-	-	-	103	201
Payable to Massachusetts Mutual Life Insurance Company	80	4	803	-	139	47	-	21
Total liabilities	1,688	4	4,548	-	139	47	103	222

NET ASSETS	$73,560,646	$88,937,242	$135,925,323	$43,253,293	$290,920,692	$1,689,907,038	$27,471,063	$24,030,805

Net Assets:
Accumulation units - value	$72,020,719	$88,937,242	$132,637,967	$43,253,293	$290,920,692	$1,689,907,038	$27,467,634	$23,832,623
Contracts in payout (annuitization) period	1,539,927	-	3,287,356	-	-	-	3,429	198,182

Net assets	$73,560,646	$88,937,242	$135,925,323	$43,253,293	$290,920,692	$1,689,907,038	$27,471,063	$24,030,805

Outstanding units
Contract owners	1,958,567	4,459,919	4,842,049	2,261,094	18,831,405	117,630,522	2,634,464	935,224

UNIT VALUE
Panorama Premier	$64.50	$-	$35.43	$-	$15.22	$-	$10.54	$31.43
Panorama Passage®
Tier 1	47.85	-	37.59	-	15.07	-	10.46	28.34
Tier 2	46.66	-	36.66	-	14.81	-	10.31	27.64
Tier 3	50.21	-	39.44	-	15.49	-	10.69	29.74
Tier 4	48.20	-	37.87	-	15.06	-	10.45	28.55
MassMutual Artistry	38.46	-	39.99	-	15.59	-	10.74	27.27
MassMutual Transitions®
Custom Plan	43.33	-	32.16	-	15.99	-	10.96	26.37
Package Plan I	43.33	-	32.16	-	15.99	-	10.96	26.37
Package Plan II	40.89	-	30.35	-	15.39	-	10.63	24.88
Package Plan III	39.22	-	29.11	-	14.97	-	10.40	23.87

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

	MML	MML			MML	MML	MML	MML
	Mid Cap	Mid Cap	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Growth	Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	25.98	-	25.46	-	14.97	-	10.40	21.01
Tier 2	24.70	-	23.99	-	14.33	-	10.05	19.80
Tier 3	23.93	-	23.12	-	13.95	-	9.83	19.08
Tier 4	24.70	-	23.96	-	14.33	-	10.05	19.77
Tier 5	23.47	-	22.58	-	13.72	-	9.71	18.63
Tier 6	22.74	-	21.75	-	13.35	-	9.50	17.95
Tier 7	24.39	-	23.70	-	14.18	-	9.96	19.56
Tier 8	23.19	-	22.30	-	13.57	-	9.62	18.40
Tier 9	-	23.28	-	22.61	-	13.54	9.79	-
Tier 10	-	24.79	-	24.29	-	14.30	10.22	-
Tier 11	-	22.13	-	21.27	-	12.96	9.46	-
Tier 12	-	23.79	-	23.31	-	13.72	9.88	-
Tier 13	-	21.28	-	20.46	-	12.46	9.10	-
Tier 14	-	22.39	-	21.75	-	13.02	9.42	-
MassMutual RetireEase SelectSM
Tier 1	22.50	-	17.75	-	-	-	-	15.92
Tier 2	23.84	-	18.81	-	-	-	-	16.87
MassMutual Transitions SelectSM
Tier 1	27.33	-	27.82	-	15.64	-	10.77	24.54
Tier 2	-	26.62	-	27.09	-	15.25	10.77	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	12.39	-	11.20	-	10.70	10.07	-
Tier 2	-	12.25	-	11.08	-	10.59	9.96	-
Tier 3	-	12.39	-	11.20	-	10.70	10.07	-
MassMutual Capital VantageSM
Tier 1	-	12.37	-	11.18	-	10.69	10.06	-
Tier 2	-	12.51	-	11.31	-	10.81	10.17	-
Tier 3	-	12.20	-	11.02	-	10.54	9.92	-
Tier 4	-	12.37	-	11.18	-	10.69	10.06	-
Tier 5	-	12.33	-	11.15	-	10.65	10.03	-
Tier 6	-	12.51	-	11.31	-	10.81	10.17	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	2,300,065	6,950,452	1,592,349	1,416,433	9,452,620	1,828,080	61,360	1,253,179
Identified cost	$22,165,094	$98,094,315	$22,443,085	$22,625,029	$108,826,875	$23,310,731	$659,176	$12,623,122
Value	$18,425,201	$89,082,191	$19,280,677	$19,022,690	$100,386,823	$19,194,838	$642,435	$12,694,708
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	1	-	-	-	-	-	-	-
Total assets	18,425,202	89,082,191	19,280,677	19,022,690	100,386,823	19,194,838	642,435	12,694,708

LIABILITIES
Annuitant mortality fluctuation reserve	-	2,661	-	-	1,496	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	541	6	33	383	1	-	24
Total liabilities	-	3,202	6	33	1,879	1	-	24

NET ASSETS	$18,425,202	$89,078,989	$19,280,671	$19,022,657	$100,384,944	$19,194,837	$642,435	$12,694,684

Net Assets:
Accumulation units - value	$18,425,202	$86,894,283	$19,280,671	$19,022,657	$97,796,148	$19,194,837	$642,435	$12,694,684
Contracts in payout (annuitization) period	-	2,184,706	-	-	2,588,796	-	-	-

Net assets	$18,425,202	$89,078,989	$19,280,671	$19,022,657	$100,384,944	$19,194,837	$642,435	$12,694,684

Outstanding units
Contract owners	1,131,275	3,094,310	1,008,153	1,140,446	4,387,318	1,061,456	53,278	1,155,182

UNIT VALUE
Panorama Premier	$-	$34.55	$-	$-	$29.93	$-	$-	$-
Panorama Passage®
Tier 1	-	30.56	-	-	29.51	-	-	-
Tier 2	-	29.80	-	-	28.78	-	-	-
Tier 3	-	32.07	-	-	30.69	-	-	-
Tier 4	-	30.78	-	-	29.46	-	-	-
MassMutual Artistry	-	21.75	-	25.14	30.98	-	-	13.25
MassMutual Transitions®
Custom Plan	-	33.66	-	-	32.11	-	-	-
Package Plan I	-	33.66	-	-	32.11	-	-	-
Package Plan II	-	31.77	-	-	30.40	-	-	-
Package Plan III	-	30.47	-	-	29.23	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	25.21	-	24.26	20.99	-	-	10.41
Tier 2	-	23.75	-	23.34	19.78	-	-	9.98
Tier 3	-	22.89	-	22.78	19.06	-	-	9.73
Tier 4	-	23.72	-	23.34	19.75	-	-	9.98
Tier 5	-	22.35	-	22.45	18.61	-	-	9.58
Tier 6	-	21.54	-	21.92	17.93	-	-	9.34
Tier 7	-	23.46	-	23.12	19.54	-	-	9.88
Tier 8	-	22.08	-	22.24	18.38	-	-	9.48
Tier 9	18.64	-	22.39	22.67	-	18.65	-	9.68
Tier 10	20.03	-	24.06	23.80	-	20.04	-	10.19
Tier 11	17.54	-	21.07	21.81	-	17.55	-	9.29
Tier 12	19.22	-	23.09	22.89	-	19.23	-	9.78
Tier 13	16.87	-	20.27	20.98	-	16.88	-	8.93
Tier 14	17.93	-	21.54	21.81	-	17.94	-	9.31
MassMutual RetireEase SelectSM
Tier 1	-	17.80	-	-	13.86	-	-	-
Tier 2	-	18.86	-	-	14.69	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	30.59	-	25.22	22.85	-	-	10.84
Tier 2	23.88	-	29.81	25.22	-	22.28	-	10.84
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.52	-	12.26	11.74	-	11.12	-	11.34
Tier 2	11.39	-	12.12	11.61	-	11.00	-	11.22
Tier 3	11.52	-	12.26	11.74	-	11.12	-	11.34
MassMutual Capital VantageSM
Tier 1	11.50	-	12.24	11.72	-	11.10	11.93	11.32
Tier 2	11.63	-	12.37	11.85	-	11.23	12.06	11.45
Tier 3	11.34	-	12.06	11.56	-	10.94	11.76	11.16
Tier 4	11.50	-	12.24	11.72	-	11.10	11.93	11.32
Tier 5	11.47	-	12.20	11.69	-	11.07	11.89	11.29
Tier 6	11.63	-	12.37	11.85	-	11.23	12.06	11.45

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

							Oppenheimer	Oppenheimer
		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Discovery	Discovery
	MML Total	Government	Capital	Capital	Conservative	Conservative	Mid Cap	Mid Cap
	Return Bond	Money Market	Appreciation	Appreciation	Balanced	Balanced	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	2,353,491	76,766,633	230,767	3,107,880	4,637	466,157	173,559	1,448,996
Identified cost	$24,161,607	$76,752,010	$12,273,278	$156,574,264	$51,483	$5,608,177	$12,992,202	$96,820,978
Value	$23,676,124	$76,766,631	$11,026,050	$150,732,163	$66,027	$6,726,647	$11,178,912	$99,473,566
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	23,676,124	76,766,631	11,026,050	150,732,163	66,027	6,726,647	11,178,912	99,473,566

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,725	-	3,525	-	1,270	-	1,979
Payable to Massachusetts Mutual Life Insurance Company	16	249	9	835	17	312	4	665
Total liabilities	16	1,974	9	4,360	17	1,582	4	2,644

NET ASSETS	$23,676,108	$76,764,657	$11,026,041	$150,727,803	$66,010	$6,725,065	$11,178,908	$99,470,922

Net Assets:
Accumulation units - value	$23,676,108	$75,984,942	$11,026,041	$147,652,897	$66,010	$6,677,410	$11,178,908	$97,183,825
Contracts in payout (annuitization) period	-	779,715	-	3,074,906	-	47,655	-	2,287,097

Net assets	$23,676,108	$76,764,657	$11,026,041	$150,727,803	$66,010	$6,725,065	$11,178,908	$99,470,922

Outstanding units
Contract owners	2,321,318	8,285,272	553,449	7,333,024	5,419	473,310	672,955	4,535,962

UNIT VALUE
Panorama Premier	$10.27	$8.90	$-	$19.73	$-	$13.83	$-	$17.38
Panorama Passage®
Tier 1	10.20	8.82	-	19.74	-	13.60	-	17.15
Tier 2	10.10	8.66	-	19.25	-	13.26	-	16.72
Tier 3	10.38	9.06	-	20.71	-	14.25	-	17.99
Tier 4	10.20	8.81	-	19.89	-	13.68	-	17.27
MassMutual Artistry	10.42	9.12	-	14.47	-	13.95	-	9.61
MassMutual Transitions®
Custom Plan	10.58	9.35	-	22.03	-	15.21	-	24.39
Package Plan I	10.58	9.35	-	22.03	-	15.21	-	24.39
Package Plan II	10.33	9.00	-	20.78	-	14.35	-	23.01
Package Plan III	10.16	8.76	-	19.94	-	13.77	-	22.08

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

							Oppenheimer	Oppenheimer
		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Discovery	Discovery
	MML Total	Government	Capital	Capital	Conservative	Conservative	Mid Cap	Mid Cap
	Return Bond	Money Market	Appreciation	Appreciation	Balanced	Balanced	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	10.16	8.76	-	18.73	-	11.97	-	21.22
Tier 2	9.90	8.38	-	17.65	-	11.28	-	19.99
Tier 3	9.73	8.16	-	17.01	-	10.87	-	19.27
Tier 4	9.90	8.38	-	17.62	-	11.26	-	19.96
Tier 5	9.64	8.03	-	16.61	-	10.61	-	18.81
Tier 6	9.48	7.81	-	16.00	-	10.23	-	18.13
Tier 7	9.83	8.29	-	17.43	-	11.14	-	19.75
Tier 8	9.57	7.94	-	16.40	-	10.48	-	18.58
Tier 9	9.70	8.12	16.64	-	10.64	-	18.85	-
Tier 10	10.03	8.58	17.88	-	11.43	-	20.25	-
Tier 11	9.45	7.78	15.66	-	10.01	-	17.74	-
Tier 12	9.77	8.23	17.16	-	10.96	-	19.43	-
Tier 13	9.17	7.48	15.06	-	-	-	17.06	-
Tier 14	9.41	7.81	16.01	-	-	-	18.13	-
MassMutual RetireEase SelectSM
Tier 1	-	9.06	-	15.17	-	9.45	-	15.55
Tier 2	-	9.24	-	16.08	-	10.01	-	16.48
MassMutual Transitions SelectSM
Tier 1	10.44	9.15	-	21.56	-	13.37	-	24.20
Tier 2	10.44	9.15	21.01	-	13.03	-	23.58	-
MassMutual Equity EdgeSM
Tier 1	-	8.93	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	9.17	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.97	9.77	-	-	-	-	11.80	-
Tier 2	9.86	9.66	-	-	-	-	11.67	-
Tier 3	9.97	9.77	-	-	-	-	11.80	-
MassMutual Capital VantageSM
Tier 1	9.95	9.75	-	-	-	-	11.79	-
Tier 2	10.07	9.86	-	-	-	-	11.92	-
Tier 3	9.81	9.61	-	-	-	-	11.62	-
Tier 4	9.95	9.75	-	-	-	-	11.79	-
Tier 5	9.92	9.72	-	-	-	-	11.75	-
Tier 6	10.07	9.86	-	-	-	-	11.92	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

			Oppenheimer	Oppenheimer	Oppenheimer
			Global	Global	Global	Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic	Government	International	International
	Global	Global	Alternatives	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)		(Service)	(Non-Service)
ASSETS
Investments
Number of shares	1,553,878	4,238,039	241,153	14,626,363	37,179,338	7,834,362	11,146,152	14,800,752
Identified cost	$61,372,482	$143,177,093	$2,389,488	$77,730,956	$192,634,663	$7,834,362	$26,574,109	$31,145,319
Value	$58,317,024	$161,045,461	$2,283,722	$70,206,541	$173,255,715	$7,834,361	$23,629,843	$30,045,525
Dividends receivable	-	-	-	-	-	6,237	-	-
Receivable from Massachusetts Mutual Life Insurance Company	3	-	-	15	-	-	-	-
Total assets	58,317,027	161,045,461	2,283,722	70,206,556	173,255,715	7,840,598	23,629,843	30,045,525

LIABILITIES
Annuitant mortality fluctuation reserve	-	4,457	-	-	5,428	3,744	-	428
Payable to Massachusetts Mutual Life Insurance Company	-	1,865	19	-	614	522	5	65
Total liabilities	-	6,322	19	-	6,042	4,266	5	493

NET ASSETS	$58,317,027	$161,039,139	$2,283,703	$70,206,556	$173,249,673	$7,836,332	$23,629,838	$30,045,032

Net Assets:
Accumulation units - value	$58,317,027	$157,810,820	$2,283,703	$70,206,556	$169,622,350	$7,709,191	$23,629,838	$29,198,377
Contracts in payout (annuitization) period	-	3,228,319	-	-	3,627,323	127,141	-	846,655

Net assets	$58,317,027	$161,039,139	$2,283,703	$70,206,556	$173,249,673	$7,836,332	$23,629,838	$30,045,032

Outstanding units
Contract owners	3,122,101	6,335,935	246,995	4,974,238	10,593,916	749,807	1,433,614	1,469,329

UNIT VALUE
Panorama Premier	$-	$31.63	$-	$-	$20.64	$11.96	$-	$28.92
Panorama Passage®
Tier 1	-	31.20	-	-	20.18	10.28	-	18.62
Tier 2	-	30.43	-	-	19.68	10.03	-	18.16
Tier 3	-	32.74	-	-	21.18	10.79	-	19.54
Tier 4	-	31.43	-	-	20.33	10.36	-	18.76
MassMutual Artistry	-	21.88	9.12	-	20.50	10.49	-	13.82
MassMutual Transitions®
Custom Plan	-	28.32	9.22	-	20.14	10.41	-	22.36
Package Plan I	-	28.32	9.22	-	20.14	10.41	-	22.36
Package Plan II	-	26.72	9.07	-	19.00	9.82	-	21.09
Package Plan III	-	25.64	8.97	-	18.23	9.42	-	20.24

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

			Oppenheimer	Oppenheimer	Oppenheimer
			Global	Global	Global	Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic	Government	International	International
	Global	Global	Alternatives	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)		(Service)	(Non-Service)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	22.08	8.97	-	15.05	9.49	-	18.64
Tier 2	-	20.81	8.80	-	14.19	8.95	-	17.56
Tier 3	-	20.05	8.70	-	13.67	8.62	-	16.92
Tier 4	-	20.78	8.80	-	14.16	8.93	-	17.54
Tier 5	-	19.58	8.64	-	13.35	8.42	-	16.53
Tier 6	-	18.87	8.54	-	12.86	8.11	-	15.92
Tier 7	-	20.56	8.76	-	14.01	8.84	-	17.35
Tier 8	-	19.34	8.60	-	13.18	8.31	-	16.32
Tier 9	19.62	-	8.68	13.37	-	-	16.59	-
Tier 10	21.08	-	8.88	14.36	-	-	17.82	-
Tier 11	18.46	-	8.52	12.58	-	-	15.61	-
Tier 12	20.23	-	8.72	13.78	-	-	17.10	-
Tier 13	17.76	-	8.34	12.10	-	-	15.01	-
Tier 14	18.87	-	8.50	12.86	-	-	15.96	-
MassMutual RetireEase SelectSM
Tier 1	-	13.86	-	-	12.46	-	-	10.26
Tier 2	-	14.69	-	-	13.21	-	-	10.88
MassMutual Transitions SelectSM
Tier 1	-	26.03	9.14	-	15.91	10.10	-	22.02
Tier 2	25.37	-	9.14	15.49	-	-	21.49	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.02	-	9.43	10.06	-	-	9.33	-
Tier 2	10.90	-	9.32	9.95	-	-	9.23	-
Tier 3	11.02	-	9.43	10.06	-	-	9.33	-
MassMutual Capital VantageSM
Tier 1	11.00	-	9.41	10.04	-	-	9.32	-
Tier 2	11.13	-	9.52	10.16	-	-	9.42	-
Tier 3	10.85	-	9.28	9.90	-	-	9.18	-
Tier 4	11.00	-	9.41	10.04	-	-	9.32	-
Tier 5	10.97	-	9.38	10.01	-	-	9.29	-
Tier 6	11.13	-	9.52	10.16	-	-	9.42	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

				PIMCO	VY®
			Oppenheimer	Commodity	Clarion
	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	553,616	1,081,386	276,723	1,472,484	1,317,385
Identified cost	$16,314,371	$27,220,757	$2,209,344	$12,372,059	$15,606,106
Value	$14,676,358	$28,991,945	$2,072,652	$8,967,429	$14,175,063
Dividends receivable	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-
Total assets	14,676,358	28,991,945	2,072,652	8,967,429	14,175,063

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,110	-	83	81
Payable to Massachusetts Mutual Life Insurance Company	5	258	-	42	20
Total liabilities	5	1,368	-	125	101

NET ASSETS	$14,676,353	$28,990,577	$2,072,652	$8,967,304	$14,174,962

Net Assets:
Accumulation units - value	$14,676,353	$28,773,822	$2,072,652	$8,734,112	$13,632,076
Contracts in payout (annuitization) period	-	216,755	-	233,192	542,886

Net assets	$14,676,353	$28,990,577	$2,072,652	$8,967,304	$14,174,962

Outstanding units
Contract owners	954,458	1,342,344	145,829	1,812,893	1,049,161

UNIT VALUE
Panorama Premier	$-	$18.79	$14.21	$4.88	$13.44
Panorama Passage®
Tier 1	-	19.12	-	4.82	13.29
Tier 2	-	18.64	-	4.73	13.02
Tier 3	-	20.06	-	4.98	13.72
Tier 4	-	19.26	-	4.82	13.27
MassMutual Artistry	-	17.46	-	5.02	13.82
MassMutual Transitions®
Custom Plan	-	24.12	-	5.16	14.23
Package Plan I	-	24.12	-	5.16	14.23
Package Plan II	-	22.75	-	4.94	13.61
Package Plan III	-	21.83	-	4.79	13.19

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2018

				PIMCO	VY®
			Oppenheimer	Commodity	Clarion
	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service)	(Non-Service)

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	20.50	-	4.78	13.18
Tier 2	-	19.32	-	4.55	12.53
Tier 3	-	18.62	-	4.41	12.14
Tier 4	-	19.29	-	4.55	12.53
Tier 5	-	18.18	-	4.32	11.91
Tier 6	-	17.52	-	4.19	11.54
Tier 7	-	19.08	-	4.49	12.38
Tier 8	-	17.95	-	4.27	11.77
Tier 9	18.22	-	-	4.40	12.13
Tier 10	19.57	-	-	4.69	12.91
Tier 11	17.14	-	-	4.18	11.53
Tier 12	18.78	-	-	4.50	12.39
Tier 13	16.49	-	-	4.02	11.09
Tier 14	17.52	-	-	4.23	11.66
MassMutual RetireEase SelectSM
Tier 1	-	15.30	-	4.85	10.69
Tier 2	-	16.22	-	5.14	11.32
MassMutual Transitions SelectSM
Tier 1	-	23.41	-	5.03	13.87
Tier 2	22.82	-	-	5.03	13.87
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-
Tier 2	-	-	-	-	-
Tier 3	-	-	-	-	-
Tier 4	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.38	-	-	-	-
Tier 2	11.25	-	-	-	-
Tier 3	11.38	-	-	-	-
MassMutual Capital VantageSM
Tier 1	11.36	-	-	-	-
Tier 2	11.49	-	-	-	-
Tier 3	11.20	-	-	-	-
Tier 4	11.36	-	-	-	-
Tier 5	11.32	-	-	-	-
Tier 6	11.49	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2018

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Alternative	Dynamic	Dynamic	Equity	VIP	VIP	Diversified	Diversified
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	Contrafund®	Contrafund®	Dividend	Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$-	$8,531	$-	$-	$1,718,640	$723,298	$167,430	$364,723

Expenses
Mortality and expense risk fee and administrative charges	6,786	9,864	4,210	2,978	3,141,958	2,107,407	79,461	230,327

Net Investment income (loss)	(6,786)	(1,333)	(4,210)	(2,978)	(1,423,318)	(1,384,109)	87,969	134,396

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	78,081	13,168	(44,795)	85,884	20,729,684	5,476,975	262,741	422,206
Realized gain distribution	-	15,008	-	-	22,805,553	13,688,350	240,396	585,200
Realized gain (loss)	78,081	28,176	(44,795)	85,884	43,535,237	19,165,325	503,137	1,007,406

Change in net unrealized appreciation/depreciation of investments	(58,084)	(96,579)	13,456	(107,350)	(57,345,911)	(30,696,695)	(1,197,579)	(2,653,493)

Net gain (loss) on investments	19,997	(68,403)	(31,339)	(21,466)	(13,810,674)	(11,531,370)	(694,442)	(1,646,087)

Net increase (decrease) in net assets resulting from operations	13,211	(69,736)	(35,549)	(24,444)	(15,233,992)	(12,915,479)	(606,473)	(1,511,691)

Capital transactions:
Transfer of net premiums	84,504	233,922	31,557	75,867	3,201,808	23,122,567	216,457	243,807
Transfers due to death benefits	-	-	-	-	(2,833,015)	(828,135)	(33,895)	(79,285)
Transfers due to annuity benefit payments	-	-	-	-	(614,625)	-	(24,108)	-
Transfers due to withdrawal of funds	(10,780)	(13,409)	(1,642,202)	(1,204,212)	(32,637,790)	(13,513,971)	(484,889)	(1,512,570)
Transfers due to loans, net of repayments	-	-	-	-	(16,076)	-	5,232	-
Transfers due to cost of insurance	-	-	-	-	(694,398)	(152,574)	(7,767)	(4,257)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,130)	-	(24)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	26,099	-	3,661	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,134,771)	16,260	(26,358)	269,971	(9,311,210)	(380,843)	(528,941)	691,842

Net increase (decrease) in net assets resulting from capital transactions	(1,061,047)	236,773	(1,637,003)	(858,374)	(42,880,337)	8,247,044	(854,274)	(660,463)
Total increase (decrease)	(1,047,836)	167,037	(1,672,552)	(882,818)	(58,114,329)	(4,668,435)	(1,460,747)	(2,172,154)

NET ASSETS, at beginning of the year	1,047,836	884,020	1,672,552	882,818	270,257,413	154,879,781	7,720,912	17,155,729

NET ASSETS, at end of the year	$-	$1,051,057	$-	$-	$212,143,084	$150,211,346	$6,260,165	$14,983,575

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

					Ivy	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$-	$-	$-	$-	$226,690	$479,054	$1,050,835	$1,458

Expenses
Mortality and expense risk fee and administrative charges	125,521	177,163	82,709	145,931	171,460	447,294	1,122,028	16,157

Net Investment income (loss)	(125,521)	(177,163)	(82,709)	(145,931)	55,230	31,760	(71,193)	(14,699)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	311,212	(1,210,825)	514,501	361,684	(270,033)	1,281,995	260,515	34,041
Realized gain distribution	1,388,052	1,784,374	321,621	538,449	496,314	1,744,273	4,592,385	149,700
Realized gain (loss)	1,699,264	573,549	836,122	900,133	226,281	3,026,268	4,852,900	183,741

Change in net unrealized appreciation/depreciation of investments	(1,531,994)	(412,785)	(761,053)	(1,056,607)	(1,101,809)	(6,193,537)	(13,511,866)	(463,365)

Net gain (loss) on investments	167,270	160,764	75,069	(156,474)	(875,528)	(3,167,269)	(8,658,966)	(279,624)

Net increase (decrease) in net assets resulting from operations	41,749	(16,399)	(7,640)	(302,405)	(820,298)	(3,135,509)	(8,730,159)	(294,323)

Capital transactions:
Transfer of net premiums	176,701	222,589	170,808	181,340	1,667,654	2,258,258	6,206,667	188,990
Transfers due to death benefits	(99,658)	(37,102)	(48,608)	(93,192)	(9,959)	(5,437)	(259,980)	-
Transfers due to annuity benefit payments	(33,150)	-	(12,102)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,351,007)	(1,969,248)	(1,215,104)	(1,491,611)	(1,458,101)	(6,004,153)	(7,034,493)	(43,010)
Transfers due to loans, net of repayments	3,954	-	(310)	-	-	16,669	-	-
Transfers due to cost of insurance	(14,155)	(6,876)	(10,829)	(3,251)	1,507	(82,349)	(79,203)	-
Transfers due to contingent deferred sales charges	(176)	-	(93)	-	-	(5)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	993	-	5,331	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(292,522)	(452,899)	122,607	1,857,458	(31,842)	22,293	2,842,907	10,143

Net increase (decrease) in net assets resulting from capital transactions	(1,609,020)	(2,243,536)	(988,300)	450,744	169,259	(3,794,724)	1,675,898	156,123
Total increase (decrease)	(1,567,271)	(2,259,935)	(995,940)	148,339	(651,039)	(6,930,233)	(7,054,261)	(138,200)

NET ASSETS, at beginning of the year	11,252,795	13,988,456	7,039,384	9,417,375	11,774,897	38,015,322	90,242,471	1,518,813

NET ASSETS, at end of the year	$9,685,524	$11,728,521	$6,043,444	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,414,842	$9,025,738	$1,347,183	$2,160,355	$-	$-	$2,045,252	$7,756,239

Expenses
Mortality and expense risk fee and administrative charges	1,382,718	5,907,802	766,027	1,415,960	664,174	1,254,735	1,001,261	4,735,705

Net Investment income (loss)	1,032,124	3,117,936	581,156	744,395	(664,174)	(1,254,735)	1,043,991	3,020,534

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,005,974)	(4,330,604)	1,545,972	986,561	3,490,799	712,700	(2,815,219)	(8,227,464)
Realized gain distribution	3,968,144	16,702,234	4,357,465	6,640,494	10,506,190	19,580,122	1,600,365	6,777,412
Realized gain (loss)	2,962,170	12,371,630	5,903,437	7,627,055	13,996,989	20,292,822	(1,214,854)	(1,450,052)

Change in net unrealized appreciation/depreciation of investments	(9,668,770)	(40,932,361)	(9,675,198)	(16,086,761)	(12,196,429)	(21,052,548)	(3,435,101)	(18,104,366)

Net gain (loss) on investments	(6,706,600)	(28,560,731)	(3,771,761)	(8,459,706)	1,800,560	(759,726)	(4,649,955)	(19,554,418)

Net increase (decrease) in net assets resulting from operations	(5,674,476)	(25,442,795)	(3,190,605)	(7,715,311)	1,136,386	(2,014,461)	(3,605,964)	(16,533,884)

Capital transactions:
Transfer of net premiums	1,386,948	28,698,583	648,968	42,190,012	676,442	24,790,403	1,271,140	18,001,372
Transfers due to death benefits	(1,648,163)	(3,835,271)	(720,532)	(663,604)	(1,302,327)	(470,560)	(3,145,514)	(6,488,833)
Transfers due to annuity benefit payments	(2,507)	-	(155,603)	-	(82,110)	-	(1,990)	-
Transfers due to withdrawal of funds	(11,875,273)	(57,536,512)	(6,886,811)	(5,946,935)	(7,071,886)	(6,474,528)	(11,931,723)	(54,346,067)
Transfers due to loans, net of repayments	(7,268)	-	3,757	-	5,615	-	(1,447)	-
Transfers due to cost of insurance	(707,962)	(2,161,507)	(100,645)	(53,729)	(96,052)	(52,403)	(523,740)	(1,624,976)
Transfers due to contingent deferred sales charges	-	-	(917)	-	(391)	-	(10)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	102	-	38,504	-	13,924	-	258	-
Transfers between Sub-Accounts and to/from Fixed Account	(2,226,646)	(8,314,389)	740,072	2,676,032	(2,091,921)	6,617,798	5,146,231	(1,575,388)

Net increase (decrease) in net assets resulting from capital transactions	(15,080,769)	(43,149,096)	(6,433,207)	38,201,776	(9,948,706)	24,410,710	(9,186,795)	(46,033,892)
Total increase (decrease)	(20,755,245)	(68,591,891)	(9,623,812)	30,486,465	(8,812,320)	22,396,249	(12,792,759)	(62,567,776)

NET ASSETS, at beginning of the year	112,285,437	459,709,617	66,201,478	88,119,240	57,023,079	77,072,040	84,980,369	368,723,696

NET ASSETS, at end of the year	$91,530,192	$391,117,726	$56,577,666	$118,605,705	$48,210,759	$99,468,289	$72,187,610	$306,155,920

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

		MML					MML	MML
	MML	Dynamic	MML	MML	MML	MML	Equity	Equity
	Core Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$17,983,423	$177,628	$464,555	$1,474,295	$3,353,091	$1,428,016	$628,058	$638,157

Expenses
Mortality and expense risk fee and administrative charges	14,523,185	62,596	324,541	1,257,215	2,237,842	1,111,858	551,271	614,037

Net Investment income (loss)	3,460,238	115,032	140,014	217,080	1,115,249	316,158	76,787	24,120

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,636,849	(24,032)	1,628,931	3,116,690	12,819,137	1,577,598	5,817,283	2,579,616
Realized gain distribution	72,049,027	-	3,668,755	13,356,153	17,327,744	8,407,927	1,459,357	1,713,347
Realized gain (loss)	99,685,876	(24,032)	5,297,686	16,472,843	30,146,881	9,985,525	7,276,640	4,292,963

Change in net unrealized appreciation/depreciation of investments	(165,551,325)	(153,469)	(8,164,351)	(27,104,690)	(48,556,654)	(19,156,024)	(9,095,166)	(6,789,045)

Net gain (loss) on investments	(65,865,449)	(177,501)	(2,866,665)	(10,631,847)	(18,409,773)	(9,170,499)	(1,818,526)	(2,496,082)

Net increase (decrease) in net assets resulting from operations	(62,405,211)	(62,469)	(2,726,651)	(10,414,767)	(17,294,524)	(8,854,341)	(1,741,739)	(2,471,962)

Capital transactions:
Transfer of net premiums	29,780,244	2,292,479	192,892	6,067,443	1,317,260	4,575,712	366,871	414,948
Transfers due to death benefits	(2,535,575)	(7,295)	(108,946)	(548,571)	(1,781,273)	(233,660)	(255,565)	(284,953)
Transfers due to annuity benefit payments	(30,139)	-	(54,098)	-	(319,121)	-	(258,059)	-
Transfers due to withdrawal of funds	(110,650,088)	(295,430)	(3,004,882)	(8,618,854)	(23,727,025)	(7,666,281)	(8,475,008)	(5,014,348)
Transfers due to loans, net of repayments	14,566	-	(11,942)	-	(7,442)	-	3,439	-
Transfers due to cost of insurance	(6,714,719)	-	(57,890)	(418,904)	(590,002)	(392,141)	(21,946)	(185,751)
Transfers due to contingent deferred sales charges	-	-	(177)	-	(194)	-	(195)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(50,707)	-	19,496	-	64,242	-	21,125	-
Transfers between Sub-Accounts and to/from Fixed Account	14,292,669	(68,495)	(123,041)	2,094,047	(1,666,000)	1,703,371	(1,079,261)	(348,011)

Net increase (decrease) in net assets resulting from capital transactions	(75,893,749)	1,921,259	(3,148,588)	(1,424,839)	(26,709,555)	(2,012,999)	(9,698,599)	(5,418,115)
Total increase (decrease)	(138,298,960)	1,858,790	(5,875,239)	(11,839,606)	(44,004,079)	(10,867,340)	(11,440,338)	(7,890,077)

NET ASSETS, at beginning of the year	1,083,277,030	4,411,076	27,833,264	94,815,216	192,596,091	86,207,492	44,330,016	48,715,396

NET ASSETS, at end of the year	$944,978,070	$6,269,866	$21,958,025	$82,975,610	$148,592,012	$75,340,152	$32,889,678	$40,825,319

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$10,970	$280,406	$3,332,613	$214,292	$97,985	$203,261	$67,160	$145,802

Expenses
Mortality and expense risk fee and administrative charges	14,870	126,161	1,912,568	140,802	105,305	166,351	68,618	209,485

Net Investment income (loss)	(3,900)	154,245	1,420,045	73,490	(7,320)	36,910	(1,458)	(63,683)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	34,940	(1,360,328)	5,191,546	190,828	(133,603)	(61,638)	271,327	131,101
Realized gain distribution	199,580	6,125,369	-	-	2,662,012	1,239,951	738,305	1,964,128
Realized gain (loss)	234,520	4,765,041	5,191,546	190,828	2,528,409	1,178,313	1,009,632	2,095,229

Change in net unrealized appreciation/depreciation of investments	(400,954)	(4,976,985)	(32,294,765)	(2,160,993)	(2,877,599)	(2,819,324)	(1,622,364)	(3,734,004)

Net gain (loss) on investments	(166,434)	(211,944)	(27,103,219)	(1,970,165)	(349,190)	(1,641,011)	(612,732)	(1,638,775)

Net increase (decrease) in net assets resulting from operations	(170,334)	(57,699)	(25,683,174)	(1,896,675)	(356,510)	(1,604,101)	(614,190)	(1,702,458)

Capital transactions:
Transfer of net premiums	394,973	1,978,099	909,617	621,793	3,454,887	2,377,417	21,909	1,348,127
Transfers due to death benefits	(6,795)	(18,213)	(1,564,454)	(44,031)	(68,244)	(92,144)	(35,976)	(33,479)
Transfers due to annuity benefit payments	-	-	(285,802)	-	(1,397)	-	(37,263)	-
Transfers due to withdrawal of funds	(13,602)	(1,180,738)	(19,556,444)	(1,251,204)	(569,718)	(1,149,579)	(645,387)	(1,879,329)
Transfers due to loans, net of repayments	-	137	6,314	-	137	492	-	-
Transfers due to cost of insurance	-	1,866	(565,587)	(25,003)	(11)	1,517	(19,432)	(46,827)
Transfers due to contingent deferred sales charges	-	-	(74)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	58,510	-	564	-	11,970	-
Transfers between Sub-Accounts and to/from Fixed Account	(28,615)	612,838	10,968,678	438,615	1,018,935	667,989	(124,730)	306,833

Net increase (decrease) in net assets resulting from capital transactions	345,961	1,393,989	(10,029,242)	(259,830)	3,835,153	1,805,692	(828,909)	(304,675)
Total increase (decrease)	175,627	1,336,290	(35,712,416)	(2,156,505)	3,478,643	201,591	(1,443,099)	(2,007,133)

NET ASSETS, at beginning of the year	1,286,782	9,043,125	159,914,007	11,484,300	6,501,613	11,904,817	6,524,622	15,992,714

NET ASSETS, at end of the year	$1,462,409	$10,379,415	$124,201,591	$9,327,795	$9,980,256	$12,106,408	$5,081,523	$13,985,581

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$41,432	$478,567	$645,064	$242,772	$9,780,259	$15,838,312	$2,250,889	$438,765

Expenses
Mortality and expense risk fee and administrative charges	47,906	2,268,356	804,682	442,719	7,259,153	12,963,458	466,635	294,195

Net Investment income (loss)	(6,474)	(1,789,789)	(159,618)	(199,947)	2,521,106	2,874,854	1,784,254	144,570

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	87,816	7,304,196	5,650,297	2,382,461	3,819,327	28,911,513	(523,965)	1,319,566
Realized gain distribution	453,627	19,542,991	-	-	34,925,796	65,895,636	-	5,838,217
Realized gain (loss)	541,443	26,847,187	5,650,297	2,382,461	38,745,123	94,807,149	(523,965)	7,157,783

Change in net unrealized appreciation/depreciation of investments	(920,133)	(27,863,924)	(9,533,325)	(4,758,831)	(84,117,325)	(180,062,498)	(3,057,997)	(10,373,312)

Net gain (loss) on investments	(378,690)	(1,016,737)	(3,883,028)	(2,376,370)	(45,372,202)	(85,255,349)	(3,581,962)	(3,215,529)

Net increase (decrease) in net assets resulting from operations	(385,164)	(2,806,526)	(4,042,646)	(2,576,317)	(42,851,096)	(82,380,495)	(1,797,708)	(3,070,959)

Capital transactions:
Transfer of net premiums	104,741	16,969,035	742,836	9,423,976	4,805,536	30,119,148	7,263,488	210,484
Transfers due to death benefits	(18,856)	(583,949)	(1,792,882)	(109,809)	(1,686,140)	(2,643,677)	(212,566)	(352,221)
Transfers due to annuity benefit payments	(24)	-	(41,280)	-	-	(7,066)	(586)	(88,055)
Transfers due to withdrawal of funds	(333,128)	(15,795,684)	(7,559,258)	(1,859,609)	(59,830,803)	(111,528,567)	(3,238,934)	(3,099,658)
Transfers due to loans, net of repayments	5,759	6,055	7,877	-	(21,594)	-	(919)	8,476
Transfers due to cost of insurance	-	(642,651)	(108,731)	(65,173)	(4,406,205)	(5,848,096)	(127)	(36,456)
Transfers due to contingent deferred sales charges	(159)	-	(297)	-	(179)	-	-	(473)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(24)	-	15,524	-	-	(7,489)	243	24,565
Transfers between Sub-Accounts and to/from Fixed Account	(107,992)	(6,432,423)	(1,470,227)	(1,613,617)	(1,621,709)	6,668,933	(441,912)	(330,963)

Net increase (decrease) in net assets resulting from capital transactions	(349,683)	(6,479,617)	(10,206,438)	5,775,768	(62,761,094)	(83,246,814)	3,368,687	(3,664,301)
Total increase (decrease)	(734,847)	(9,286,143)	(14,249,084)	3,199,451	(105,612,190)	(165,627,309)	1,570,979	(6,735,260)

NET ASSETS, at beginning of the year	3,861,879	167,744,731	78,933,783	30,613,749	589,829,186	1,080,894,605	34,421,883	27,604,331

NET ASSETS, at end of the year	$3,127,032	$158,458,588	$64,684,699	$33,813,200	$484,216,996	$915,267,296	$35,992,862	$20,869,071

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$435,578	$4,822,517	$1,280,315	$500,007	$75,595	$105,071	$55,232	$4,572,005

Expenses
Mortality and expense risk fees and administrative charges	359,338	2,024,761	596,476	806,921	58,603	180,753	130,814	1,658,966

Net Investment income (loss)	76,240	2,797,756	683,839	(306,914)	16,992	(75,682)	(75,582)	2,913,039

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	562,733	(6,955,939)	(1,845,870)	1,148,471	65,526	449,571	(305,447)	(2,272,563)
Realized gain distribution	6,573,055	-	-	2,002,517	38,042	1,187,005	771,709	-
Realized gain (loss)	7,135,788	(6,955,939)	(1,845,870)	3,150,988	103,568	1,636,576	466,262	(2,272,563)

Change in net unrealized appreciation/depreciation of investments	(10,889,296)	(27,981)	(143,259)	(12,024,521)	(1,528,167)	(1,946,989)	(922,260)	(3,144,989)

Net gain (loss) on investments	(3,753,508)	(6,983,920)	(1,989,129)	(8,873,533)	(1,424,599)	(310,413)	(455,998)	(5,417,552)

Net increase (decrease) in net assets resulting from operations	(3,677,268)	(4,186,164)	(1,305,290)	(9,180,447)	(1,407,607)	(386,095)	(531,580)	(2,504,513)

Capital transactions:
Transfer of net premiums	4,173,459	1,112,413	3,346,502	3,368,146	2,064,061	180,123	3,560,280	864,797
Transfers due to death benefits	(134,488)	(1,578,478)	(372,845)	(137,700)	-	(166,270)	(17,292)	(1,342,403)
Transfers due to annuity benefit payments	-	(317,508)	-	-	-	(6,514)	-	(266,460)
Transfers due to withdrawal of funds	(2,309,739)	(22,263,600)	(6,344,429)	(5,172,103)	(275,644)	(2,163,319)	(652,755)	(21,078,587)
Transfers due to loans, net of repayments	-	372	-	(2,213)	-	4,128	-	8,412
Transfers due to cost of insurance	(35,219)	(589,473)	(123,954)	(257,876)	84	(21,501)	(3,653)	(414,139)
Transfers due to contingent deferred sales charges	-	(37)	-	-	-	(195)	-	(186)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	17,506	-	-	-	1,292	-	2,863
Transfers between Sub-Accounts and to/from Fixed Account	(1,265,992)	(2,900,708)	76,603	1,270,104	434,017	(447,331)	725,845	(686,200)

Net increase (decrease) in net assets resulting from capital transactions	428,021	(26,519,513)	(3,418,123)	(931,642)	2,222,518	(2,619,587)	3,612,425	(22,911,903)
Total increase (decrease)	(3,249,247)	(30,705,677)	(4,723,413)	(10,112,089)	814,911	(3,005,682)	3,080,845	(25,416,416)

NET ASSETS, at beginning of the year	27,684,978	166,498,888	46,122,629	64,715,051	3,854,469	17,285,084	7,506,816	143,060,562

NET ASSETS, at end of the year	$24,435,731	$135,793,211	$41,399,216	$54,602,962	$4,669,380	$14,279,402	$10,587,661	$117,644,146

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

	MML	MML	MML					MML
	Managed	Managed	Managed	MML	MML	MML	MML	Moderate
	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$8,748,567	$1,405,463	$306,248	$-	$-	$2,473,218	$650,770	$6,998,631

Expenses
Mortality and expense risk fees and administrative charges	3,604,714	1,516,741	426,630	987,166	1,266,472	2,054,849	649,625	4,188,812

Net Investment income (loss)	5,143,853	(111,278)	(120,382)	(987,166)	(1,266,472)	418,369	1,145	2,809,819

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,827,867)	8,428,121	141,264	4,831,988	1,637,111	3,914,435	(201,527)	12,579,150
Realized gain distribution	-	-	-	10,702,289	12,765,952	16,948,063	5,255,201	14,960,021
Realized gain (loss)	(3,827,867)	8,428,121	141,264	15,534,277	14,403,063	20,862,498	5,053,674	27,539,171

Change in net unrealized appreciation/depreciation of investments	(7,010,184)	(14,955,901)	(1,947,332)	(16,520,497)	(16,662,162)	(43,296,259)	(12,189,252)	(51,329,474)

Net gain (loss) on investments	(10,838,051)	(6,527,780)	(1,806,068)	(986,220)	(2,259,099)	(22,433,761)	(7,135,578)	(23,790,303)

Net increase (decrease) in net assets resulting from operations	(5,694,198)	(6,639,058)	(1,926,450)	(1,973,386)	(3,525,571)	(22,015,392)	(7,134,433)	(20,980,484)

Capital transactions:
Transfer of net premiums	12,141,637	797,576	1,373,655	835,055	11,365,918	1,262,259	5,232,576	2,123,898
Transfers due to death benefits	(832,391)	(1,217,488)	(93,670)	(733,039)	(381,743)	(1,707,272)	(411,270)	(2,045,653)
Transfers due to annuity benefit payments	-	(214,308)	-	(126,681)	-	(274,879)	-	-
Transfers due to withdrawal of funds	(32,784,662)	(15,540,301)	(4,318,393)	(8,426,020)	(9,619,457)	(21,841,932)	(5,520,492)	(40,087,582)
Transfers due to loans, net of repayments	-	5,762	-	(4,522)	-	(24,371)	-	(81,607)
Transfers due to cost of insurance	(1,495,785)	(466,310)	(159,303)	(117,800)	(216,033)	(500,433)	(133,522)	(2,428,177)
Transfers due to contingent deferred sales charges	(69)	(351)	-	(1,303)	-	(1,457)	-	(7)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	35,129	-	(34,000)	-	(14,029)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	5,377,606	(2,177,678)	389,539	(2,663,338)	183,145	3,153,201	1,480,055	2,803,818

Net increase (decrease) in net assets resulting from capital transactions	(17,593,664)	(18,777,969)	(2,808,172)	(11,271,648)	1,331,830	(19,948,913)	647,347	(39,715,310)
Total increase (decrease)	(23,287,862)	(25,417,027)	(4,734,622)	(13,245,034)	(2,193,741)	(41,964,305)	(6,487,086)	(60,695,794)

NET ASSETS, at beginning of the year	273,576,011	124,404,125	33,697,976	86,805,680	91,130,983	177,889,628	49,740,379	351,616,486

NET ASSETS, at end of the year	$250,288,149	$98,987,098	$28,963,354	$73,560,646	$88,937,242	$135,925,323	$43,253,293	$290,920,692

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

	MML	MML	MML	MML	MML	MML	MML	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap
	Allocation	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$36,289,252	$735,650	$145,369	$62,810	$-	$-	$40,388	$569,270

Expenses
Mortality and expense risk fees and administrative charges	25,954,133	350,855	336,859	259,921	1,398,514	248,333	267,976	1,552,345

Net Investment income (loss)	10,335,119	384,795	(191,490)	(197,111)	(1,398,514)	(248,333)	(227,588)	(983,075)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	17,824,231	(180,057)	1,067,859	(83,046)	(4,426,946)	(571,934)	(374,974)	10,323,547
Realized gain distribution	88,381,848	-	3,620,398	2,506,397	11,516,682	2,377,009	1,298,098	12,862,617
Realized gain (loss)	106,206,079	(180,057)	4,688,257	2,423,351	7,089,736	1,805,075	923,124	23,186,164

Change in net unrealized appreciation/depreciation of investments	(245,352,926)	(212,492)	(7,364,211)	(4,708,715)	(9,020,696)	(3,250,743)	(3,874,060)	(40,476,136)

Net gain (loss) on investments	(139,146,847)	(392,549)	(2,675,954)	(2,285,364)	(1,930,960)	(1,445,668)	(2,950,936)	(17,289,972)

Net increase (decrease) in net assets resulting from operations	(128,811,728)	(7,754)	(2,867,444)	(2,482,475)	(3,329,474)	(1,694,001)	(3,178,524)	(18,273,047)

Capital transactions:
Transfer of net premiums	67,593,666	5,270,046	253,151	4,065,173	779,527	4,543,322	3,646,221	920,482
Transfers due to death benefits	(7,165,299)	(467,066)	(108,336)	(199,482)	(919,277)	(74,232)	(29,103)	(1,190,204)
Transfers due to annuity benefit payments	-	(520)	(15,145)	-	(194,466)	-	-	(243,361)
Transfers due to withdrawal of funds	(243,366,570)	(5,180,829)	(3,229,787)	(1,398,895)	(14,962,898)	(1,658,349)	(1,449,090)	(16,035,997)
Transfers due to loans, net of repayments	-	82	9,659	-	(281)	-	(4,237)	(5,758)
Transfers due to cost of insurance	(11,807,876)	174	(36,561)	(10,551)	(400,925)	(29,158)	(12,907)	(420,407)
Transfers due to contingent deferred sales charges	-	-	(316)	-	(224)	-	-	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	211	4,212	-	11,393	-	-	47,050
Transfers between Sub-Accounts and to/from Fixed Account	(33,860,866)	594,121	(542,569)	807,217	(7,237,286)	2,069,157	541,795	2,918,223

Net increase (decrease) in net assets resulting from capital transactions	(228,606,945)	216,219	(3,665,692)	3,263,462	(22,924,437)	4,850,740	2,692,679	(14,009,989)
Total increase (decrease)	(357,418,673)	208,465	(6,533,136)	780,987	(26,253,911)	3,156,739	(485,845)	(32,283,036)

NET ASSETS, at beginning of the year	2,047,325,711	27,262,598	30,563,941	17,644,215	115,332,900	16,123,932	19,508,502	132,667,980

NET ASSETS, at end of the year	$1,689,907,038	$27,471,063	$24,030,805	$18,425,202	$89,078,989	$19,280,671	$19,022,657	$100,384,944

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

			MML
	MML	MML	Strategic		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap	Special	Emerging	MML Total	Government	Capital	Capital	Conservative
	Value	Situations	Markets	Return Bond	Money Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$57,899	$2,301	$-	$384,807	$973,994	$-	$600,068	$1,289

Expenses
Mortality and expense risk fees and administrative charges	291,863	5,653	170,957	273,484	855,121	179,733	2,284,186	1,104

Net Investment income (loss)	(233,964)	(3,352)	(170,957)	111,323	118,873	(179,733)	(1,684,118)	185

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	696,909	37,174	444,175	(99,434)	16,811	(119,928)	17,301,345	2,724
Realized gain distribution	2,449,766	22,225	-	-	-	1,021,673	14,112,734	1,771
Realized gain (loss)	3,146,675	59,399	444,175	(99,434)	16,811	901,745	31,414,079	4,495

Change in net unrealized appreciation/depreciation of investments	(6,549,721)	(107,871)	(2,231,503)	(301,768)	(16,811)	(1,537,619)	(38,534,862)	(9,973)

Net gain (loss) on investments	(3,403,046)	(48,472)	(1,787,328)	(401,202)	-	(635,874)	(7,120,783)	(5,478)

Net increase (decrease) in net assets resulting from operations	(3,637,010)	(51,824)	(1,958,285)	(289,879)	118,873	(815,607)	(8,804,901)	(5,293)

Capital transactions:
Transfer of net premiums	2,100,258	123,127	2,620,216	5,687,392	11,757,748	155,602	1,122,664	-
Transfers due to death benefits	(36,551)	-	(27,132)	(128,978)	(574,721)	(63,856)	(1,928,237)	-
Transfers due to annuity benefit payments	-	-	-	-	(56,744)	-	(292,107)	-
Transfers due to withdrawal of funds	(2,440,674)	(16,352)	(1,241,501)	(1,794,036)	(22,877,553)	(1,274,116)	(23,755,690)	(6,747)
Transfers due to loans, net of repayments	-	-	(8,968)	1,518	26,540	-	(7,991)	-
Transfers due to cost of insurance	(40,615)	-	(16,626)	(1,057)	(79,957)	(15,078)	(600,166)	15
Transfers due to contingent deferred sales charges	-	-	-	-	(401)	-	(372)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	14,348	-	30,800	-
Transfers between Sub-Accounts and to/from Fixed Account	869,935	101,721	(53,745)	244,584	21,348,772	(612,052)	(10,160,264)	(1)

Net increase (decrease) in net assets resulting from capital transactions	452,353	208,496	1,272,244	4,009,423	9,558,032	(1,809,500)	(35,591,363)	(6,733)
Total increase (decrease)	(3,184,657)	156,672	(686,041)	3,719,544	9,676,905	(2,625,107)	(44,396,264)	(12,026)

NET ASSETS, at beginning of the year	22,379,494	485,763	13,380,725	19,956,564	67,087,752	13,651,148	195,124,067	78,036

NET ASSETS, at end of the year	$19,194,837	$642,435	$12,694,684	$23,676,108	$76,764,657	$11,026,041	$150,727,803	$66,010

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$149,150	$-	$-	$495,450	$1,938,951	$4,022	$3,468,885	$9,637,379

Expenses
Mortality and expense risk fees and administrative charges	85,966	154,508	1,545,187	853,723	2,402,943	30,855	995,595	2,502,305

Net Investment income (loss)	63,184	(154,508)	(1,545,187)	(358,273)	(463,992)	(26,833)	2,473,290	7,135,074

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	215,222	464,172	19,550,448	3,246,899	17,813,101	(10,749)	(1,496,219)	(5,702,132)
Realized gain distribution	176,367	1,728,984	16,937,208	4,621,010	13,708,298	-	-	-
Realized gain (loss)	391,589	2,193,156	36,487,656	7,867,909	31,521,399	(10,749)	(1,496,219)	(5,702,132)

Change in net unrealized appreciation/depreciation of investments	(931,975)	(3,014,861)	(40,863,069)	(17,241,844)	(57,198,224)	(72,468)	(5,490,225)	(12,759,947)

Net gain (loss) on investments	(540,386)	(821,705)	(4,375,413)	(9,373,935)	(25,676,825)	(83,217)	(6,986,444)	(18,462,079)

Net increase (decrease) in net assets resulting from operations	(477,202)	(976,213)	(5,920,600)	(9,732,208)	(26,140,817)	(110,050)	(4,513,154)	(11,327,005)

Capital transactions:
Transfer of net premiums	16,890	2,497,029	697,671	8,903,351	1,597,333	383,416	5,895,776	1,491,492
Transfers due to death benefits	(139,727)	(44,360)	(1,018,309)	(260,111)	(1,754,896)	(5,839)	(456,113)	(2,279,454)
Transfers due to annuity benefit payments	(6,896)	-	(206,010)	-	(306,338)	-	-	(326,798)
Transfers due to withdrawal of funds	(677,290)	(1,423,607)	(16,634,014)	(6,294,876)	(25,270,591)	(201,538)	(7,155,776)	(27,062,348)
Transfers due to loans, net of repayments	(908)	-	4,757	-	2,329	-	-	5,034
Transfers due to cost of insurance	(6,872)	(6,254)	(414,059)	(171,621)	(496,923)	400	(269,290)	(728,467)
Transfers due to contingent deferred sales charges	(100)	-	(186)	-	(758)	-	-	(682)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(238)	-	23,277	-	48,477	-	-	31,530
Transfers between Sub-Accounts and to/from Fixed Account	(96,975)	165,274	(7,455,404)	668,866	(1,294,955)	(29,439)	1,383,420	1,610,086

Net increase (decrease) in net assets resulting from capital transactions	(912,116)	1,188,082	(25,002,277)	2,845,609	(27,476,322)	147,000	(601,983)	(27,259,607)
Total increase (decrease)	(1,389,318)	211,869	(30,922,877)	(6,886,599)	(53,617,139)	36,950	(5,115,137)	(38,586,612)

NET ASSETS, at beginning of the year	8,114,383	10,967,039	130,393,799	65,203,626	214,656,278	2,246,753	75,321,693	211,836,285

NET ASSETS, at end of the year	$6,725,065	$11,178,908	$99,470,922	$58,317,027	$161,039,139	$2,283,703	$70,206,556	$173,249,673

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2018

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$108,186	$161,303	$316,337	$139,495	$395,775	$72,527	$220,032	$864,247

Expenses
Mortality and expense risk fees and administrative charges	89,526	344,979	434,117	198,083	381,623	28,693	143,785	212,578

Net Investment income (loss)	18,660	(183,676)	(117,780)	(58,588)	14,152	43,834	76,247	651,669

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	608,458	2,294,080	229,639	1,557,601	(128,093)	(1,748,025)	92,153
Realized gain distribution	-	511,262	715,852	1,359,327	2,976,877	-	-	-
Realized gain (loss)	1	1,119,720	3,009,932	1,588,966	4,534,478	(128,093)	(1,748,025)	92,153

Change in net unrealized appreciation/depreciation of investments	-	(6,805,333)	(10,522,944)	(3,044,518)	(7,343,714)	29,112	7,916	(2,439,549)

Net gain (loss) on investments	1	(5,685,613)	(7,513,012)	(1,455,552)	(2,809,236)	(98,981)	(1,740,109)	(2,347,396)

Net increase (decrease) in net assets resulting from operations	18,661	(5,869,289)	(7,630,792)	(1,514,140)	(2,795,084)	(55,147)	(1,663,862)	(1,695,727)

Capital transactions:
Transfer of net premiums	710,555	2,932,988	321,302	2,746,768	236,325	-	181,854	179,713
Transfers due to death benefits	(47,309)	(77,665)	(178,084)	(107,904)	(313,487)	(58,466)	(44,145)	(175,495)
Transfers due to annuity benefit payments	(10,797)	-	(78,866)	-	(15,822)	-	(22,865)	(52,331)
Transfers due to withdrawal of funds	(1,216,070)	(2,487,674)	(3,313,722)	(1,144,297)	(2,767,917)	(183,718)	(1,373,183)	(1,741,330)
Transfers due to loans, net of repayments	-	-	(20,048)	-	(12,968)	-	(893)	(1,361)
Transfers due to cost of insurance	28,160	(62,276)	(119,828)	(4,941)	(33,533)	-	(37,768)	(44,975)
Transfers due to contingent deferred sales charges	(266)	-	(249)	-	(425)	(32)	(7)	(21)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,482	-	14,881	-	3,899	-	4,047	10,902
Transfers between Sub-Accounts and to/from Fixed Account	460,734	643,756	163,451	(126,751)	(666,159)	(43,825)	19,153	(408,698)

Net increase (decrease) in net assets resulting from capital transactions	(72,511)	949,129	(3,211,163)	1,362,875	(3,570,087)	(286,041)	(1,273,807)	(2,233,596)
Total increase (decrease)	(53,850)	(4,920,160)	(10,841,955)	(151,265)	(6,365,171)	(341,188)	(2,937,669)	(3,929,323)

NET ASSETS, at beginning of the year	7,890,182	28,549,998	40,886,987	14,827,618	35,355,748	2,413,840	11,904,973	18,104,285

NET ASSETS, at end of the year	$7,836,332	$23,629,838	$30,045,032	$14,676,353	$28,990,577	$2,072,652	$8,967,304	$14,174,962

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2017

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Alternative	Dynamic	Dynamic	Equity	VIP	VIP	Diversified	Diversified
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	Contrafund®	Contrafund®	Dividend	Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$25,742	$14,671	$30,241	$13,266	$2,597,476	$1,105,533	$126,804	$257,345

Expenses
Mortality and expense risk fees and administrative charges	8,571	5,734	12,287	7,432	3,252,002	1,807,423	85,027	234,493

Net Investment income (loss)	17,171	8,937	17,954	5,834	(654,526)	(701,890)	41,777	22,852

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,904	20,933	9,768	30,901	13,132,968	4,121,509	538,160	622,782
Realized gain distribution	-	-	-	-	14,125,327	7,291,934	259,915	592,162
Realized gain (loss)	2,904	20,933	9,768	30,901	27,258,295	11,413,443	798,075	1,214,944

Change in net unrealized appreciation/depreciation of investments	66,382	41,671	2,020	90,432	22,521,213	13,989,535	(294,815)	(101,915)

Net gain (loss) on investments	69,286	62,604	11,788	121,333	49,779,508	25,402,978	503,260	1,113,029

Net increase (decrease) in net assets resulting from operations	86,457	71,541	29,742	127,167	49,124,982	24,701,088	545,037	1,135,881

Capital transactions:
Transfer of net premiums	322,074	482,948	894,897	356,321	4,370,947	19,941,915	298,207	607,201
Transfers due to death benefits	-	-	-	-	(1,972,575)	(502,669)	(38,283)	(390,869)
Transfers due to annuity benefit payments	-	-	-	-	(607,209)	-	(47,412)	-
Transfers due to withdrawal of funds	(11,405)	(29,888)	(117,635)	(10,492)	(28,099,534)	(9,830,761)	(838,475)	(1,460,082)
Transfers due to loans, net of repayments	-	-	-	-	(27,098)	-	2,059	-
Transfers due to cost of insurance	-	-	-	-	(730,272)	(158,196)	(8,088)	(4,260)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,140)	-	(23)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	109,817	-	11,298	-
Transfers between Sub-Accounts and to/from Fixed Account	95,518	(3,940)	(249,614)	(202,469)	(8,415,506)	2,430,650	(41,048)	860,582

Net increase (decrease) in net assets resulting from capital transactions	406,187	449,120	527,648	143,360	(35,372,570)	11,880,939	(661,765)	(387,428)
Total increase (decrease)	492,644	520,661	557,390	270,527	13,752,412	36,582,027	(116,728)	748,453

NET ASSETS, at beginning of the year	555,192	363,359	1,115,162	612,291	256,505,001	118,297,754	7,837,640	16,407,276

NET ASSETS, at end of the year	$1,047,836	$884,020	$1,672,552	$882,818	$270,257,413	$154,879,781	$7,720,912	$17,155,729

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

	Invesco V.I.	Invesco V.I.			Ivy	MML	MML	MML
	Global Health	Global Health	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Care	Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$42,757	$12,283	$-	$-	$177,395	$411,648	$810,785	$17,149

Expenses
Mortality and expense risk fees and administrative charges	136,297	192,490	72,578	109,253	161,373	458,725	1,046,333	12,267

Net Investment income (loss)	(93,540)	(180,207)	(72,578)	(109,253)	16,022	(47,077)	(235,548)	4,882

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	718,656	(835,911)	441,935	129,292	(683,530)	1,053,182	628,596	27,938
Realized gain distribution	593,913	762,127	346,060	457,121	-	2,162,565	5,166,022	127,396
Realized gain (loss)	1,312,569	(73,784)	787,995	586,413	(683,530)	3,215,747	5,794,618	155,334

Change in net unrealized appreciation/depreciation of investments	442,365	2,154,283	1,093,338	1,773,393	2,375,387	2,729,006	7,473,709	175,078

Net gain (loss) on investments	1,754,934	2,080,499	1,881,333	2,359,806	1,691,857	5,944,753	13,268,327	330,412

Net increase (decrease) in net assets resulting from operations	1,661,394	1,900,292	1,808,755	2,250,553	1,707,879	5,897,676	13,032,779	335,294

Capital transactions:
Transfer of net premiums	282,242	427,504	141,586	186,260	771,171	1,920,897	6,282,842	490,308
Transfers due to death benefits	(545,595)	(184,352)	(13,532)	(36,305)	(41,125)	(153,664)	(305,998)	-
Transfers due to annuity benefit payments	(35,794)	-	(10,489)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,227,576)	(1,696,640)	(972,905)	(847,962)	(593,062)	(4,012,517)	(7,325,107)	(35,391)
Transfers due to loans, net of repayments	(7,024)	-	(3,650)	-	-	(53,809)	-	-
Transfers due to cost of insurance	(15,885)	(7,371)	(10,152)	(1,974)	1,485	(103,185)	(76,061)	-
Transfers due to contingent deferred sales charges	(169)	-	(81)	-	-	(561)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	5,672	-	1,957	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,005,733)	(456,100)	577,330	1,084,036	(1,082,750)	(848,530)	4,991,078	(96,363)

Net increase (decrease) in net assets resulting from capital transactions	(2,549,862)	(1,916,959)	(289,936)	384,055	(944,281)	(3,251,369)	3,566,754	358,554
Total increase (decrease)	(888,468)	(16,667)	1,518,819	2,634,608	763,598	2,646,307	16,599,533	693,848

NET ASSETS, at beginning of the year	12,141,263	14,005,123	5,520,565	6,782,767	11,011,299	35,369,015	73,642,938	824,965

NET ASSETS, at end of the year	$11,252,795	$13,988,456	$7,039,384	$9,417,375	$11,774,897	$38,015,322	$90,242,471	$1,518,813

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,153,844	$7,790,708	$1,378,253	$1,429,608	$5,982	$-	$1,916,749	$7,118,539

Expenses
Mortality and expense risk fees and administrative charges	1,451,223	6,209,699	775,748	976,705	618,318	811,627	1,084,272	5,035,063

Net Investment income (loss)	702,621	1,581,009	602,505	452,903	(612,336)	(811,627)	832,477	2,083,476

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	735,830	1,778,303	2,034,973	1,173,450	3,007,649	427,502	(2,196,845)	(4,392,177)
Realized gain distribution	4,666,871	19,206,081	2,618,944	2,665,273	4,709,230	5,770,103	2,610,004	10,920,916
Realized gain (loss)	5,402,701	20,984,384	4,653,917	3,838,723	7,716,879	6,197,605	413,159	6,528,739

Change in net unrealized appreciation/depreciation of investments	4,635,111	19,412,757	3,251,109	4,958,625	8,585,636	11,954,509	5,801,978	18,645,783

Net gain (loss) on investments	10,037,812	40,397,141	7,905,026	8,797,348	16,302,515	18,152,114	6,215,137	25,174,522

Net increase (decrease) in net assets resulting from operations	10,740,433	41,978,150	8,507,531	9,250,251	15,690,179	17,340,487	7,047,614	27,257,998

Capital transactions:
Transfer of net premiums	1,120,361	27,640,470	1,010,538	20,629,344	1,039,251	12,488,558	1,735,881	21,986,681
Transfers due to death benefits	(3,427,135)	(3,090,530)	(718,709)	(1,002,064)	(387,027)	(168,986)	(1,759,843)	(2,220,623)
Transfers due to annuity benefit payments	(3,510)	-	(163,826)	-	(83,335)	-	(76)	-
Transfers due to withdrawal of funds	(11,260,125)	(41,967,398)	(6,975,139)	(4,307,721)	(6,688,125)	(4,299,602)	(11,522,384)	(34,354,687)
Transfers due to loans, net of repayments	32,451	-	(3,776)	-	(22,891)	-	783	-
Transfers due to cost of insurance	(730,427)	(2,367,033)	(102,150)	(51,787)	(94,224)	(52,259)	(546,631)	(1,737,212)
Transfers due to contingent deferred sales charges	-	-	(957)	-	(380)	-	(6)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	869	-	36,126	-	20,296	-	86	-
Transfers between Sub-Accounts and to/from Fixed Account	5,613,397	(1,265,877)	11,841	3,583,834	(22,337)	4,364,693	(1,098,965)	(6,414,958)

Net increase (decrease) in net assets resulting from capital transactions	(8,654,119)	(21,050,368)	(6,906,052)	18,851,606	(6,238,772)	12,332,404	(13,191,155)	(22,740,799)
Total increase (decrease)	2,086,314	20,927,782	1,601,479	28,101,857	9,451,407	29,672,891	(6,143,541)	4,517,199

NET ASSETS, at beginning of the year	110,199,123	438,781,835	64,599,999	60,017,383	47,571,672	47,399,149	91,123,910	364,206,497

NET ASSETS, at end of the year	$112,285,437	$459,709,617	$66,201,478	$88,119,240	$57,023,079	$77,072,040	$84,980,369	$368,723,696

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

		MML					MML	MML
	MML	Dynamic	MML	MML	MML	MML	Equity	Equity
	Core Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$14,451,070	$119,270	$496,611	$1,449,726	$4,047,948	$1,575,413	$419,103	$395,720

Expenses
Mortality and expense risk fees and administrative charges	14,261,047	41,263	333,305	1,184,270	2,351,493	1,058,029	593,629	596,994

Net Investment income (loss)	190,023	78,007	163,306	265,456	1,696,455	517,384	(174,526)	(201,274)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	26,125,022	3,917	1,354,981	3,717,213	10,024,194	2,792,338	6,600,402	1,799,763
Realized gain distribution	70,298,065	12,011	186,898	613,144	12,264,200	5,273,575	1,144,067	1,247,273
Realized gain (loss)	96,423,087	15,928	1,541,879	4,330,357	22,288,394	8,065,913	7,744,469	3,047,036

Change in net unrealized appreciation/depreciation of investments	30,878,682	1,438	1,976,271	6,804,247	2,360,232	2,341,750	484,440	5,222,906

Net gain (loss) on investments	127,301,769	17,366	3,518,150	11,134,604	24,648,626	10,407,663	8,228,909	8,269,942

Net increase (decrease) in net assets resulting from operations	127,491,792	95,373	3,681,456	11,400,060	26,345,081	10,925,047	8,054,383	8,068,668

Capital transactions:
Transfer of net premiums	67,427,092	1,448,362	311,255	10,937,544	2,155,358	5,768,579	290,384	1,432,324
Transfers due to death benefits	(5,489,299)	-	(146,603)	(1,041,780)	(1,480,888)	(357,141)	(1,053,097)	(77,923)
Transfers due to annuity benefit payments	(19,889)	-	(50,915)	-	(316,108)	-	(244,612)	-
Transfers due to withdrawal of funds	(73,196,464)	(143,376)	(2,474,505)	(6,373,554)	(21,511,914)	(5,143,648)	(6,373,329)	(2,568,120)
Transfers due to loans, net of repayments	(80,018)	-	2,224	-	(768)	-	1,190	-
Transfers due to cost of insurance	(6,549,644)	-	(62,273)	(416,757)	(618,977)	(389,837)	(24,269)	(187,884)
Transfers due to contingent deferred sales charges	-	-	(189)	-	(224)	-	(182)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,264	-	18,533	-	75,831	-	30,210	-
Transfers between Sub-Accounts and to/from Fixed Account	40,711,529	207,084	(568,546)	(1,734,926)	(7,000,378)	(2,264,135)	(2,974,713)	(108,498)

Net increase (decrease) in net assets resulting from capital transactions	22,805,571	1,512,070	(2,971,019)	1,370,527	(28,698,068)	(2,386,182)	(10,348,418)	(1,510,101)
Total increase (decrease)	150,297,363	1,607,443	710,437	12,770,587	(2,352,987)	8,538,865	(2,294,035)	6,558,567

NET ASSETS, at beginning of the year	932,979,667	2,803,633	27,122,827	82,044,629	194,949,078	77,668,627	46,624,051	42,156,829

NET ASSETS, at end of the year	$1,083,277,030	$4,411,076	$27,833,264	$94,815,216	$192,596,091	$86,207,492	$44,330,016	$48,715,396

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$6,651	$195,063	$3,331,805	$200,743	$52,353	$184,295	$77,883	$158,628

Expenses
Mortality and expense risk fees and administrative charges	8,064	98,101	2,062,113	142,473	62,936	128,974	72,474	196,873

Net Investment income (loss)	(1,413)	96,962	1,269,692	58,270	(10,583)	55,321	5,409	(38,245)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	11,488	(150,107)	5,360,178	118,612	(95,152)	(9,217)	458,273	438,423
Realized gain distribution	59,103	1,474,056	-	-	563,737	742,780	506,373	1,168,589
Realized gain (loss)	70,591	1,323,949	5,360,178	118,612	468,585	733,563	964,646	1,607,012

Change in net unrealized appreciation/depreciation of investments	131,547	(40,683)	23,047,494	1,772,720	690,167	497,567	332,591	1,268,298

Net gain (loss) on investments	202,138	1,283,266	28,407,672	1,891,332	1,158,752	1,231,130	1,297,237	2,875,310

Net increase (decrease) in net assets resulting from operations	200,725	1,380,228	29,677,364	1,949,602	1,148,169	1,286,451	1,302,646	2,837,065

Capital transactions:
Transfer of net premiums	703,072	1,804,876	1,506,853	684,149	1,670,170	2,836,731	92,887	2,014,143
Transfers due to death benefits	-	(12,254)	(1,096,347)	(9,998)	-	(51,851)	(5,075)	(25,269)
Transfers due to annuity benefit payments	-	-	(288,917)	-	(1,224)	-	(36,504)	-
Transfers due to withdrawal of funds	(10,541)	(656,736)	(19,397,971)	(1,152,574)	(319,458)	(730,902)	(799,118)	(1,132,625)
Transfers due to loans, net of repayments	-	498	(1,314)	-	(561)	(1,947)	-	-
Transfers due to cost of insurance	-	1,187	(612,365)	(27,476)	(77)	1,095	(20,404)	(49,942)
Transfers due to contingent deferred sales charges	-	-	(103)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	70,276	-	472	-	9,670	-
Transfers between Sub-Accounts and to/from Fixed Account	76,863	361,997	(6,096,580)	(189,996)	(25,989)	226,192	104,124	222,689

Net increase (decrease) in net assets resulting from capital transactions	769,394	1,499,568	(25,916,468)	(695,895)	1,323,333	2,279,318	(654,420)	1,028,996
Total increase (decrease)	970,119	2,879,796	3,760,896	1,253,707	2,471,502	3,565,769	648,226	3,866,061

NET ASSETS, at beginning of the year	316,663	6,163,329	156,153,111	10,230,593	4,030,111	8,339,048	5,876,396	12,126,653

NET ASSETS, at end of the year	$1,286,782	$9,043,125	$159,914,007	$11,484,300	$6,501,613	$11,904,817	$6,524,622	$15,992,714

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$42,983	$460,550	$702,292	$208,011	$8,590,211	$13,200,957	$2,215,601	$437,325

Expenses
Mortality and expense risk fees and administrative charges	45,809	2,078,879	808,155	345,703	7,455,068	13,032,482	407,653	303,899

Net Investment income (loss)	(2,826)	(1,618,329)	(105,863)	(137,692)	1,135,143	168,475	1,807,948	133,426

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108,902	4,821,576	4,215,904	1,807,316	2,958,424	33,557,003	(292,783)	1,029,819
Realized gain distribution	273,713	13,903,581	-	-	39,455,994	71,929,530	-	1,817,384
Realized gain (loss)	382,615	18,725,157	4,215,904	1,807,316	42,414,418	105,486,533	(292,783)	2,847,203

Change in net unrealized appreciation/depreciation of investments	335,743	18,153,941	11,314,734	3,551,179	34,771,840	34,335,812	346,790	988,719

Net gain (loss) on investments	718,358	36,879,098	15,530,638	5,358,495	77,186,258	139,822,345	54,007	3,835,922

Net increase (decrease) in net assets resulting from operations	715,532	35,260,769	15,424,775	5,220,803	78,321,401	139,990,820	1,861,955	3,969,348

Capital transactions:
Transfer of net premiums	180,945	15,086,667	805,059	4,940,943	9,579,587	31,086,357	6,793,045	320,164
Transfers due to death benefits	(28,347)	(2,117,700)	(573,195)	(45,947)	(3,145,986)	(1,246,339)	(218,834)	(230,518)
Transfers due to annuity benefit payments	-	-	(38,931)	-	(76)	(6,917)	(603)	(81,488)
Transfers due to withdrawal of funds	(304,334)	(11,790,761)	(7,627,074)	(1,420,068)	(44,517,098)	(81,654,327)	(2,082,904)	(2,832,104)
Transfers due to loans, net of repayments	728	5,018	(10,454)	-	(72,036)	-	(1,421)	(1,007)
Transfers due to cost of insurance	-	(651,189)	(115,420)	(63,102)	(4,409,401)	(5,822,876)	716	(38,455)
Transfers due to contingent deferred sales charges	(224)	-	(272)	-	(174)	-	-	(563)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	12,755	-	24	-	226	20,991
Transfers between Sub-Accounts and to/from Fixed Account	98,284	(4,765,173)	(1,924,741)	(1,218,439)	(2,892,970)	(2,752,886)	1,168,432	(99,807)

Net increase (decrease) in net assets resulting from capital transactions	(52,948)	(4,233,138)	(9,472,273)	2,193,387	(45,458,130)	(60,396,988)	5,658,657	(2,942,787)
Total increase (decrease)	662,584	31,027,631	5,952,502	7,414,190	32,863,271	79,593,832	7,520,612	1,026,561

NET ASSETS, at beginning of the year	3,199,295	136,717,100	72,981,281	23,199,559	556,965,915	1,001,300,773	26,901,271	26,577,770

NET ASSETS, at end of the year	$3,861,879	$167,744,731	$78,933,783	$30,613,749	$589,829,186	$1,080,894,605	$34,421,883	$27,604,331

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$355,159	$5,632,081	$1,450,545	$490,984	$36,165	$60,294	$12,785	$4,659,538

Expenses
Mortality and expense risk fees and administrative charges	309,504	2,192,024	633,977	801,420	24,725	173,542	69,741	1,823,724

Net Investment income (loss)	45,655	3,440,057	816,568	(310,436)	11,440	(113,248)	(56,956)	2,835,814

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	632,267	(2,197,632)	(1,098,174)	618,323	69,698	354,794	(85,550)	(623,340)
Realized gain distribution	1,661,119	-	-	4,992,546	-	4,027,864	1,411,659	-
Realized gain (loss)	2,293,386	(2,197,632)	(1,098,174)	5,610,869	69,698	4,382,658	1,326,109	(623,340)

Change in net unrealized appreciation/depreciation of investments	1,163,944	1,963,397	1,023,880	10,144,773	368,645	216,574	69,196	2,777,196

Net gain (loss) on investments	3,457,330	(234,235)	(74,294)	15,755,642	438,343	4,599,232	1,395,305	2,153,856

Net increase (decrease) in net assets resulting from operations	3,502,985	3,205,822	742,274	15,445,206	449,783	4,485,984	1,338,349	4,989,670

Capital transactions:
Transfer of net premiums	4,535,441	1,707,103	3,615,594	2,872,997	1,576,359	253,573	1,779,463	1,916,428
Transfers due to death benefits	(104,758)	(1,751,891)	(198,051)	(484,716)	-	(245,277)	(15,686)	(1,572,160)
Transfers due to annuity benefit payments	-	(319,754)	-	-	-	(6,175)	-	(256,882)
Transfers due to withdrawal of funds	(1,515,517)	(20,914,151)	(5,315,076)	(4,403,714)	(120,887)	(1,748,270)	(438,753)	(17,262,985)
Transfers due to loans, net of repayments	-	5,408	-	(10,747)	-	(14,136)	-	1,223
Transfers due to cost of insurance	(35,637)	(625,518)	(125,257)	(270,895)	(175)	(21,663)	(4,534)	(445,899)
Transfers due to contingent deferred sales charges	-	(51)	-	-	-	(167)	-	(249)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	67,840	-	-	-	1,719	-	64,800
Transfers between Sub-Accounts and to/from Fixed Account	685,319	16,606,545	371,251	(749,789)	1,017,957	(447,593)	1,242,903	8,523,124

Net increase (decrease) in net assets resulting from capital transactions	3,564,848	(5,224,469)	(1,651,539)	(3,046,864)	2,473,254	(2,227,989)	2,563,393	(9,032,600)
Total increase (decrease)	7,067,833	(2,018,647)	(909,265)	12,398,342	2,923,037	2,257,995	3,901,742	(4,042,930)

NET ASSETS, at beginning of the year	20,617,145	168,517,535	47,031,894	52,316,709	931,432	15,027,089	3,605,074	147,103,492

NET ASSETS, at end of the year	$27,684,978	$166,498,888	$46,122,629	$64,715,051	$3,854,469	$17,285,084	$7,506,816	$143,060,562

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

	MML	MML	MML					MML
	Managed	Managed	Managed	MML	MML	MML	MML	Moderate
	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$7,982,730	$1,585,956	$348,003	$29,189	$-	$2,733,174	$656,987	$6,322,416

Expenses
Mortality and expense risk fees and administrative charges	3,660,150	1,604,608	451,573	962,866	1,095,016	2,173,181	624,380	4,439,468

Net Investment income (loss)	4,322,580	(18,652)	(103,570)	(933,677)	(1,095,016)	559,993	32,607	1,882,948

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(968,962)	1,187,577	75,961	4,214,998	1,301,781	10,367,677	216,600	8,188,280
Realized gain distribution	-	-	-	7,996,932	8,306,713	10,490,189	2,878,531	16,603,719
Realized gain (loss)	(968,962)	1,187,577	75,961	12,211,930	9,608,494	20,857,866	3,095,131	24,791,999

Change in net unrealized appreciation/depreciation of investments	4,690,991	8,098,608	2,372,343	6,267,107	7,997,597	(4,059,347)	1,333,522	13,124,911

Net gain (loss) on investments	3,722,029	9,286,185	2,448,304	18,479,037	17,606,091	16,798,519	4,428,653	37,916,910

Net increase (decrease) in net assets resulting from operations	8,044,609	9,267,533	2,344,734	17,545,360	16,511,075	17,358,512	4,461,260	39,799,858

Capital transactions:
Transfer of net premiums	18,459,301	1,318,549	1,024,660	1,433,087	9,773,592	2,027,824	6,307,993	4,668,991
Transfers due to death benefits	(2,039,960)	(875,800)	(83,245)	(1,311,373)	(536,061)	(1,727,166)	(430,658)	(4,543,640)
Transfers due to annuity benefit payments	-	(214,319)	-	(156,183)	-	(312,200)	-	(76)
Transfers due to withdrawal of funds	(20,437,840)	(14,788,429)	(2,449,382)	(8,806,714)	(6,094,267)	(20,295,815)	(3,381,651)	(33,827,743)
Transfers due to loans, net of repayments	-	(11,123)	-	(25,540)	-	(10,679)	-	(10,004)
Transfers due to cost of insurance	(1,489,822)	(488,338)	(164,170)	(118,982)	(220,189)	(530,545)	(132,928)	(2,509,252)
Transfers due to contingent deferred sales charges	(66)	(377)	-	(1,357)	-	(1,453)	-	(7)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	43,946	-	25,946	-	69,945	-	24
Transfers between Sub-Accounts and to/from Fixed Account	15,705,746	4,717,163	456,572	(959,880)	481,649	(3,304,038)	(1,234,045)	(3,284,309)

Net increase (decrease) in net assets resulting from capital transactions	10,197,359	(10,298,728)	(1,215,565)	(9,920,996)	3,404,724	(24,084,127)	1,128,711	(39,506,016)
Total increase (decrease)	18,241,968	(1,031,195)	1,129,169	7,624,364	19,915,799	(6,725,615)	5,589,971	293,842

NET ASSETS, at beginning of the year	255,334,043	125,435,320	32,568,807	79,181,316	71,215,184	184,615,243	44,150,408	351,322,644

NET ASSETS, at end of the year	$273,576,011	$124,404,125	$33,697,976	$86,805,680	$91,130,983	$177,889,628	$49,740,379	$351,616,486

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

	MML	MML	MML	MML	MML	MML	MML	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap
	Allocation	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$31,997,618	$667,553	$253,562	$104,656	$-	$-	$78,650	$642,817

Expenses
Mortality and expense risk fees and administrative charges	27,460,905	357,001	342,142	204,064	1,450,172	182,681	211,130	1,617,188

Net Investment income (loss)	4,536,713	310,552	(88,580)	(99,408)	(1,450,172)	(182,681)	(132,480)	(974,371)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	52,236,776	(87,035)	1,277,728	83,801	(3,542,379)	(835,707)	(593,375)	15,394,746
Realized gain distribution	96,727,406	-	1,144,490	601,488	4,352,432	591,748	1,932,388	7,784,954
Realized gain (loss)	148,964,182	(87,035)	2,422,218	685,289	810,053	(243,959)	1,339,013	23,179,700

Change in net unrealized appreciation/depreciation of investments	65,597,578	28,820	1,429,522	1,203,539	22,664,984	3,172,851	474,600	(7,381,470)

Net gain (loss) on investments	214,561,760	(58,215)	3,851,740	1,888,828	23,475,037	2,928,892	1,813,613	15,798,230

Net increase (decrease) in net assets resulting from operations	219,098,473	252,337	3,763,160	1,789,420	22,024,865	2,746,211	1,681,133	14,823,859

Capital transactions:
Transfer of net premiums	77,900,716	6,638,487	608,885	3,210,578	1,221,304	1,737,659	4,208,218	1,552,241
Transfers due to death benefits	(8,235,468)	(537,412)	(349,390)	(83,325)	(587,227)	(75,420)	(95,734)	(859,056)
Transfers due to annuity benefit payments	-	(542)	(17,040)	-	(196,397)	-	-	(237,475)
Transfers due to withdrawal of funds	(171,483,461)	(4,059,475)	(3,425,356)	(956,303)	(13,725,247)	(1,193,103)	(1,241,018)	(15,075,698)
Transfers due to loans, net of repayments	-	(330)	(10,234)	-	(5,021)	-	(4,763)	(6,145)
Transfers due to cost of insurance	(12,469,814)	3,344	(38,018)	(9,269)	(419,326)	(25,723)	(10,375)	(439,673)
Transfers due to contingent deferred sales charges	-	-	(304)	-	(207)	-	-	(38)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	209	5,296	-	40,822	-	-	55,321
Transfers between Sub-Accounts and to/from Fixed Account	(27,045,100)	(2,138,063)	(851,344)	413,642	(7,381,121)	(34,206)	665,665	(5,309,080)

Net increase (decrease) in net assets resulting from capital transactions	(141,333,127)	(93,782)	(4,077,505)	2,575,323	(21,052,420)	409,207	3,521,993	(20,319,603)
Total increase (decrease)	77,765,346	158,555	(314,345)	4,364,743	972,445	3,155,418	5,203,126	(5,495,744)

NET ASSETS, at beginning of the year	1,969,560,365	27,104,043	30,878,286	13,279,472	114,360,455	12,968,514	14,305,376	138,163,724

NET ASSETS, at end of the year	$2,047,325,711	$27,262,598	$30,563,941	$17,644,215	$115,332,900	$16,123,932	$19,508,502	$132,667,980

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

			MML
	MML	MML	Strategic		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap	Special	Emerging	MML Total	Government	Capital	Capital	Conservative
	Value	Situations	Markets	Return Bond	Money Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$60,317	$-	$-	$336,135	$245,137	$1,171	$456,078	$1,309

Expenses
Mortality and expense risk fees and administrative charges	266,248	3,969	145,173	229,162	815,601	170,781	2,401,482	1,123

Net Investment income (loss)	(205,931)	(3,969)	(145,173)	106,973	(570,464)	(169,610)	(1,945,404)	186

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	693,704	4,328	121,736	(62,215)	21,054	104,873	16,099,724	3,647
Realized gain distribution	1,233,401	-	-	-	759	1,165,048	17,363,772	-
Realized gain (loss)	1,927,105	4,328	121,736	(62,215)	21,813	1,269,921	33,463,496	3,647

Change in net unrealized appreciation/depreciation of investments	579,628	62,643	3,088,519	206,634	(21,675)	1,684,690	11,829,590	1,715

Net gain (loss) on investments	2,506,733	66,971	3,210,255	144,419	138	2,954,611	45,293,086	5,362

Net increase (decrease) in net assets resulting from operations	2,300,802	63,002	3,065,082	251,392	(570,326)	2,785,001	43,347,682	5,548

Capital transactions:
Transfer of net premiums	2,297,584	166,904	1,463,786	3,249,726	8,467,050	491,618	1,935,169	-
Transfers due to death benefits	(88,882)	-	(41,662)	(75,242)	(578,288)	(6,383)	(1,633,073)	-
Transfers due to annuity benefit payments	-	-	-	-	(63,140)	-	(287,910)	-
Transfers due to withdrawal of funds	(1,446,401)	(3,979)	(1,141,933)	(1,865,198)	(13,686,213)	(998,931)	(22,679,826)	(12,303)
Transfers due to loans, net of repayments	-	-	(6,794)	(5,217)	21,997	-	(2,277)	-
Transfers due to cost of insurance	(35,350)	-	(17,038)	(1,077)	(97,021)	(16,200)	(640,369)	4
Transfers due to contingent deferred sales charges	-	-	-	-	(1,055)	-	(339)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	16,571	-	60,290	-
Transfers between Sub-Accounts and to/from Fixed Account	(212,640)	(1,447)	1,075,863	940,043	918,502	(110,991)	(6,858,876)	-

Net increase (decrease) in net assets resulting from capital transactions	514,311	161,478	1,332,222	2,243,035	(5,001,597)	(640,887)	(30,107,211)	(12,299)
Total increase (decrease)	2,815,113	224,480	4,397,304	2,494,427	(5,571,923)	2,144,114	13,240,471	(6,751)

NET ASSETS, at beginning of the year	19,564,381	261,283	8,983,421	17,462,137	72,659,675	11,507,034	181,883,596	84,787

NET ASSETS, at end of the year	$22,379,494	$485,763	$13,380,725	$19,956,564	$67,087,752	$13,651,148	$195,124,067	$78,036

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$165,239	$-	$39,589	$410,815	$1,936,642	$16,165	$1,408,923	$4,980,532

Expenses
Mortality and expense risk fees and administrative charges	94,791	118,056	1,629,434	749,464	2,503,829	26,286	952,638	2,706,555

Net Investment income (loss)	70,448	(118,056)	(1,589,845)	(338,649)	(567,187)	(10,121)	456,285	2,273,977

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	239,598	258,947	16,059,568	1,913,379	17,213,686	(9,510)	(258,766)	(1,159,350)
Realized gain distribution	-	937,876	13,004,862	-	-	-	-	-
Realized gain (loss)	239,598	1,196,823	29,064,430	1,913,379	17,213,686	(9,510)	(258,766)	(1,159,350)

Change in net unrealized appreciation/depreciation of investments	346,399	1,039,066	3,260,147	14,952,373	44,881,897	(3,319)	3,032,349	9,489,626

Net gain (loss) on investments	585,997	2,235,889	32,324,577	16,865,752	62,095,583	(12,829)	2,773,583	8,330,276

Net increase (decrease) in net assets resulting from operations	656,445	2,117,833	30,734,732	16,527,103	61,528,396	(22,950)	3,229,868	10,604,253

Capital transactions:
Transfer of net premiums	9,537	1,537,204	1,167,076	5,296,232	2,489,386	438,645	5,662,988	2,199,391
Transfers due to death benefits	(63,868)	(40,495)	(766,597)	(216,910)	(1,603,075)	-	(220,164)	(2,285,096)
Transfers due to annuity benefit payments	(5,449)	-	(207,937)	-	(291,733)	-	-	(334,616)
Transfers due to withdrawal of funds	(1,151,655)	(576,737)	(15,572,623)	(3,722,810)	(23,216,808)	(106,657)	(5,313,388)	(26,259,857)
Transfers due to loans, net of repayments	2,571	-	(55,999)	-	(8,221)	-	-	(4,378)
Transfers due to cost of insurance	(7,393)	(6,319)	(441,947)	(182,277)	(541,467)	345	(254,585)	(764,001)
Transfers due to contingent deferred sales charges	(123)	-	(241)	-	(749)	-	-	(788)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,946	-	40,069	-	69,076	-	-	70,290
Transfers between Sub-Accounts and to/from Fixed Account	(204,078)	480,524	(3,732,264)	(328,278)	(14,775,625)	201,080	3,596,793	9,915,854

Net increase (decrease) in net assets resulting from capital transactions	(1,418,512)	1,394,177	(19,570,463)	845,957	(37,879,216)	533,413	3,471,644	(17,463,201)
Total increase (decrease)	(762,067)	3,512,010	11,164,269	17,373,060	23,649,180	510,463	6,701,512	(6,858,948)

NET ASSETS, at beginning of the year	8,876,450	7,455,029	119,229,530	47,830,566	191,007,098	1,736,290	68,620,181	218,695,233

NET ASSETS, at end of the year	$8,114,383	$10,967,039	$130,393,799	$65,203,626	$214,656,278	$2,246,753	$75,321,693	$211,836,285

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS  (Continued)

For The Year Ended December 31, 2017

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$31,278	$293,036	$566,736	$130,871	$436,903	$61,196	$1,306,381	$639,540

Expenses
Mortality and expense risk fees and administrative charges	89,842	326,806	463,691	166,752	389,128	32,879	153,010	234,454

Net Investment income (loss)	(58,564)	(33,770)	103,045	(35,881)	47,775	28,317	1,153,371	405,086

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	556,663	2,594,815	328,311	1,511,528	(131,862)	(1,834,496)	343,174
Realized gain distribution	-	-	-	214,650	586,172	-	-	-
Realized gain (loss)	-	556,663	2,594,815	542,961	2,097,700	(131,862)	(1,834,496)	343,174

Change in net unrealized appreciation/ depreciation of investments	-	5,046,620	5,980,330	1,259,170	2,902,463	184,940	745,384	838,139

Net gain (loss) on investments	-	5,603,283	8,575,145	1,802,131	5,000,163	53,078	(1,089,112)	1,181,313

Net increase (decrease) in net assets resulting from operations	(58,564)	5,569,513	8,678,190	1,766,250	5,047,938	81,395	64,259	1,586,399

Capital transactions:
Transfer of net premiums	927,750	1,954,495	654,355	3,113,868	529,275	-	352,591	536,311
Transfers due to death benefits	(67,855)	(99,132)	(296,956)	(241,674)	(534,707)	(27,284)	(22,744)	(48,119)
Transfers due to annuity benefit payments	(11,667)	-	(82,796)	-	(15,586)	-	(22,618)	(70,541)
Transfers due to withdrawal of funds	(1,091,790)	(1,926,269)	(3,536,806)	(1,105,431)	(3,142,619)	(200,178)	(828,350)	(1,831,804)
Transfers due to loans, net of repayments	-	-	(1,516)	-	22	-	(579)	(2,527)
Transfers due to cost of insurance	21,975	(63,852)	(129,740)	(5,073)	(36,463)	-	(38,385)	(45,699)
Transfers due to contingent deferred sales charges	(166)	-	(241)	-	(426)	(34)	(8)	(18)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,655	-	14,357	-	1,420	-	4,496	14,918
Transfers between Sub-Accounts and to/from Fixed Account	109,950	1,010,018	(284,761)	728,850	(307,543)	(82,099)	(75,005)	(305,335)

Net increase (decrease) in net assets resulting from capital transactions	(109,148)	875,260	(3,664,104)	2,490,540	(3,506,627)	(309,595)	(630,602)	(1,752,814)
Total increase (decrease)	(167,712)	6,444,773	5,014,086	4,256,790	1,541,311	(228,200)	(566,343)	(166,415)

NET ASSETS, at beginning of the year	8,057,894	22,105,225	35,872,901	10,570,828	33,814,437	2,642,040	12,471,316	18,270,700

NET ASSETS, at end of the year	$7,890,182	$28,549,998	$40,886,987	$14,827,618	$35,355,748	$2,413,840	$11,904,973	$18,104,285

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.            ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.            INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2018, the Separate Account consists of ninety-six sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)[10]	BlackRock iShares® Alternatives Strategies V.I. Fund (Class III)[8]
BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)	BlackRock iShares® Dynamic Allocation V.I. Fund(Class III)[8]
BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)[11]	BlackRock iShares® Dynamic Fixed Income V.I. Fund (Class III)[8]
BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)[11]	BlackRock iShares® Equity Appreciation V.I. Fund (Class III)[8]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)[9]	Invesco V.I. Health Care Fund (Series I)[3,9]
Invesco V.I. Health Care Sub-Account (Series II)[9]	Invesco V.I. Health Care Fund (Series II)[3,9]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Ivy Asset Strategy Sub-Account	Ivy VIP Asset Strategy Portfolio[7]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML Asset Momentum Sub-Account (Service Class I)	MML Asset Momentum Fund (Service Class I)[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]

Notes To Financial Statements (Continued)

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Core Allocation Sub-Account	MML American Funds® Core Allocation Fund[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Growth Sub-Account	MML American Funds® Growth Fund[4]
MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class)[4]
MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Sub-Account	MML American Funds® International Fund[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]

Notes To Financial Statements (Continued)

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Sub-Account (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
Oppenheimer Capital Appreciation Sub-Account (Service)	Oppenheimer Capital Appreciation Fund/VA (Service)[5]
Oppenheimer Capital Appreciation Sub-Account (Non-Service)	Oppenheimer Capital Appreciation Fund/VA (Non-Service)[5]
Oppenheimer Conservative Balanced Sub-Account (Service)	Oppenheimer Conservative Balanced Fund/VA (Service)[5]
Oppenheimer Conservative Balanced Sub-Account (Non-Service)	Oppenheimer Conservative Balanced Fund/VA (Non-Service)[5]
Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service)[5]
Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)[5]
Oppenheimer Global Sub-Account (Service)	Oppenheimer Global Fund/VA (Service)[5]
Oppenheimer Global Sub-Account (Non-Service)	Oppenheimer Global Fund/VA (Non-Service)[5]
Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA5
Oppenheimer Global Strategic Income Sub-Account (Service)	Oppenheimer Global Strategic Income Fund/VA (Service)[5]
Oppenheimer Global Strategic Income Sub-Account (Non-Service)	Oppenheimer Global Strategic Income Fund/VA (Non-Service)[5]
Oppenheimer Government Money Sub-Account	Oppenheimer Government Money Fund/VA5
Oppenheimer International Growth Sub-Account (Service)	Oppenheimer International Growth Fund/VA (Service)[5]

Notes To Financial Statements (Continued)

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Oppenheimer International Growth Sub-Account (Non-Service)	Oppenheimer International Growth Fund/VA (Non-Service)[5]
Oppenheimer Main Street Sub-Account (Service)	Oppenheimer Main Street Fund®/VA (Service)[5]
Oppenheimer Main Street Sub-Account (Non-Service)	Oppenheimer Main Street Fund®/VA (Non-Service)[5]
Oppenheimer Total Return Bond Sub-Account	Oppenheimer Total Return Bond Fund/VA5
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[6]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[2]

In addition to the ninety-six sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Fidelity Management & Research Company is the investment adviser to this Portfolio.

2 Voya Investments, LLC is the investment adviser to this Portfolio.

3 Invesco Advisers, Inc. is the investment adviser to this Fund.

4 MML Investment Advisers, LLC is the investment adviser to this Fund.

5 OFI Global Asset Management, Inc. serves as the investment adviser to this Fund/Portfolio.

6 Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

7 Ivy Investment Management Company is the investment adviser to this Portfolio.

8 BlackRock Advisors, LLC is the investment adviser for this Fund.

9Invesco V.I. Health Care was formerly known as Invesco V.I. Global Health Care.

10Effective August 31, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on August 31, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

11Effective March 29, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on March 29, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

3.            SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.            Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.            Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.            Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.            Contract Charges

See Note 8B for charges associated with the contracts

Notes To Financial Statements (Continued)

E.            Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.             Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.           Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $502,918 for the year ended December 31, 2018. Net transfers from the Separate Account to MassMutual totaled $1,112,194 for the year ended December 31, 2017. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.           Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.            FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

•                  Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2018. There have been no transfers between levels for the year ended December 31, 2018.

5.            RELATED PARTY TRANSACTIONS

A.            Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS

Notes To Financial Statements (Continued)

serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.            Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.         PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2018 were as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Alternative	Dynamic	Dynamic	Equity	VIP	VIP	Diversified	Diversified
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	Contrafund®	Contrafund®	Dividend	Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)

Cost of purchases	$125,579	$334,213	$86,520	$447,335	$31,617,875	$39,526,260	$834,122	$2,577,468
Proceeds from sales	(1,193,412)	(83,765)	(1,727,733)	(1,308,686)	(53,114,730)	(18,974,986)	(1,360,170)	(2,518,333)

					Ivy	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)

Cost of purchases	$1,824,183	$2,409,026	$1,052,367	$2,840,843	$2,589,693	$5,958,421	$16,064,163	$460,224
Proceeds from sales	(2,170,862)	(3,045,361)	(1,801,933)	(1,997,594)	(1,868,921)	(7,977,189)	(9,867,080)	(169,101)

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$10,360,410	$61,520,037	$8,099,781	$54,274,998	$13,071,050	$52,320,115	$13,544,613	$50,416,657
Proceeds from sales	(20,441,090)	(84,849,038)	(9,594,656)	(8,688,345)	(13,178,073)	(9,584,052)	(20,087,179)	(86,652,607)

		MML					MML	MML
	MML	Dynamic	MML	MML	MML	MML	Equity	Equity
	Core Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Cost of purchases	$135,254,653	$2,917,634	$4,770,573	$25,775,328	$24,505,601	$17,738,316	$4,372,893	$4,515,151
Proceeds from sales	(135,639,250)	(881,343)	(4,110,462)	(13,626,950)	(32,772,282)	(11,027,261)	(12,535,483)	(8,195,819)

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)

Cost of purchases	$694,887	$9,460,536	$16,318,756	$1,418,573	$8,054,402	$4,980,201	$998,798	$4,603,182
Proceeds from sales	(153,244)	(1,786,989)	(24,928,182)	(1,604,937)	(1,564,650)	(1,897,737)	(1,091,014)	(3,007,450)

Notes To Financial Statements (Continued)

6.                                    PURCHASES AND SALES OF INVESTMENTS (Continued)

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Cost of purchases	$631,464	$40,870,685	$2,079,235	$10,513,291	$54,269,429	$120,188,514	$10,845,981	$7,142,128
Proceeds from sales	(534,022)	(29,597,229)	(12,446,276)	(4,937,474)	(79,583,653)	(134,664,695)	(5,693,145)	(4,823,663)

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)

Cost of purchases	$12,144,673	$17,429,867	$7,198,023	$10,099,202	$2,850,229	$1,670,690	$5,537,387	$14,109,508
Proceeds from sales	(5,067,384)	(41,151,593)	(9,932,312)	(9,335,366)	(572,770)	(3,178,930)	(1,228,847)	(34,107,887)

	MML	MML	MML					MML
	Managed	Managed	Managed	MML	MML	MML	MML	Moderate
	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Cost of purchases	$38,311,866	$5,639,394	$2,824,893	$11,970,526	$26,095,967	$25,885,409	$13,025,671	$28,364,437
Proceeds from sales	(50,761,701)	(24,528,896)	(5,753,477)	(13,527,423)	(13,264,687)	(28,468,564)	(7,122,019)	(50,309,980)

	MML	MML	MML	MML	MML	MML	MML	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap
	Allocation	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Cost of purchases	$180,196,590	$12,242,377	$4,462,594	$7,952,548	$17,873,679	$9,669,520	$6,704,042	$23,132,180
Proceeds from sales	(310,087,116)	(11,641,468)	(4,699,612)	(2,379,816)	(30,680,428)	(2,690,123)	(2,940,948)	(25,262,953)

MML
	MML	MML	Strategic		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap	Special	Emerging	MML Total	Government	Capital	Capital	Conservative
	Value	Situations	Markets	Return Bond	Money Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)

Cost of purchases	$6,221,524	$344,793	$4,282,563	$6,960,555	$53,848,765	$1,602,563	$22,284,504	$3,105
Proceeds from sales	(3,553,390)	(117,424)	(3,181,384)	(2,839,886)	(44,172,354)	(2,570,130)	(45,446,912)	(7,889)

Notes To Financial Statements (Continued)

6.                                    PURCHASES AND SALES OF INVESTMENTS (Continued)

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Cost of purchases	$497,249	$5,054,219	$22,429,810	$17,810,720	$22,626,430	$559,299	$15,327,686	$25,285,001
Proceeds from sales	(1,169,612)	(2,291,673)	(32,040,369)	(10,702,428)	(36,857,996)	(439,166)	(13,456,432)	(45,410,265)

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)

Cost of purchases	$1,421,119	5,214,233	3,045,915	4,636,822	4,052,337	79,459	936,409	1,804,150
Proceeds from sales	(1,479,104)	(3,937,537)	(5,659,328)	(1,973,237)	(4,631,586)	(321,675)	(2,134,186)	(3,386,331)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2018 were as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Alternative	Dynamic	Dynamic	Equity	VIP	VIP	Diversified	Diversified
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	Contrafund®	Contrafund®	Dividend	Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)

Units purchased	(26)	26,904	(155)	29,737	107,755	1,816,573	20,193	22,689
Units withdrawn	(102,819)	(6,519)	(170,086)	(107,038)	(1,163,790)	(661,238)	(48,830)	(157,909)
Units transferred between Sub-Accounts and to/from the Fixed Account	10,722	-	7,607	6,401	(270,766)	(57,046)	(57,527)	60,321
Net increase (decrease)	(92,123)	20,385	(162,634)	(70,900)	(1,326,801)	1,098,289	(86,164)	(74,899)

					Ivy	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	8,167	8,824	14,397	6,427	161,654	122,603	682,218	20,519
Units withdrawn	(57,009)	(82,293)	(58,405)	(56,462)	(119,301)	(328,742)	(471,956)	(9,599)
Units transferred between Sub-Accounts and to/from the Fixed Account	(11,420)	(18,121)	(819)	63,391	(15,844)	939	41,013	502
Net increase (decrease)	(60,261)	(91,591)	(44,826)	13,356	26,508	(205,200)	251,275	11,422

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	88,970	2,551,852	31,793	3,547,060	17,554	1,920,177	85,073	1,975,266
Units withdrawn	(905,854)	(4,267,681)	(328,089)	(263,314)	(226,471)	(256,591)	(1,019,830)	(4,932,118)
Units transferred between Sub-Accounts and to/from the Fixed Account	(160,483)	(664,556)	30,381	(48,342)	(58,658)	63,591	335,149	(2,252)
Net increase (decrease)	(977,367)	(2,380,385)	(265,915)	3,235,403	(267,576)	1,727,176	(599,608)	(2,959,104)

		MML					MML	MML
	MML	Dynamic	MML	MML	MML	MML	Equity	Equity
	Core Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Units purchased	2,411,185	248,842	11,304	499,069	59,259	387,680	15,393	15,717
Units withdrawn	(7,565,389)	(82,328)	(146,412)	(581,135)	(1,123,783)	(394,065)	(396,657)	(216,110)
Units transferred between Sub-Accounts and to/from the Fixed Account	738,633	20,254	(4,572)	137,018	(58,023)	58,982	(49,182)	(10,128)
Net increase (decrease)	(4,415,571)	186,768	(139,681)	54,952	(1,122,548)	52,597	(430,445)	(210,521)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)

Units purchased	30,080	197,543	63,480	69,836	326,538	248,847	1,907	119,460
Units withdrawn	(9,585)	(64,343)	(1,353,630)	(83,980)	(41,454)	(70,941)	(39,393)	(118,906)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,294	(8,652)	697,909	19,797	(3,111)	(13,684)	(6,330)	11,404
Net increase (decrease)	22,789	124,548	(592,241)	5,652	281,973	164,223	(43,816)	11,958

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	10,264	1,170,031	27,604	759,271	273,506	2,313,889	641,449	12,365
Units withdrawn	(25,155)	(714,900)	(355,478)	(148,843)	(3,784,789)	(7,210,414)	(281,795)	(157,836)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,212)	(323,489)	(55,465)	(85,040)	(81,298)	449,883	(8,312)	(14,582)
Net increase (decrease)	(24,104)	131,642	(383,339)	525,389	(3,592,581)	(4,446,643)	351,343	(160,053)

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)

Units purchased	341,516	89,993	344,343	316,011	199,859	9,231	323,840	60,944
Units withdrawn	(148,931)	(1,904,258)	(564,337)	(403,764)	(29,889)	(97,385)	(34,899)	(1,518,288)
Units transferred between Sub-Accounts and to/from the Fixed Account	(67,528)	(237,915)	(6,611)	71,845	13,814	(17,741)	82	(50,440)
Net increase (decrease)	125,057	(2,052,180)	(226,605)	(15,908)	183,784	(105,895)	289,023	(1,507,783)

	MML	MML	MML					MML
	Managed	Managed	Managed	MML	MML	MML	MML	Moderate
	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	1,141,018	52,773	149,351	21,261	890,632	39,860	425,697	128,972
Units withdrawn	(2,515,562)	(1,054,879)	(297,140)	(236,986)	(383,865)	(760,213)	(252,232)	(2,705,215)
Units transferred between Sub-Accounts and to/from the Fixed Account	302,119	(141,448)	2,070	(71,542)	(50,755)	125,642	38,446	170,748
Net increase (decrease)	(1,072,425)	(1,143,554)	(145,718)	(287,267)	456,013	(594,711)	211,911	(2,405,495)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML	MML	MML	MML	MML	MML	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap
	Allocation	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	5,300,053	576,110	8,852	349,682	26,449	407,391	336,352	36,617
Units withdrawn	(16,748,181)	(803,387)	(113,051)	(72,075)	(494,496)	(62,433)	(75,396)	(658,249)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,230,891)	262,225	(15,418)	(1,976)	(190,391)	16,489	(11,609)	159,685
Net increase (decrease)	(13,679,018)	34,949	(119,617)	275,630	(658,437)	361,447	249,347	(461,948)

			MML
	MML	MML	Strategic		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap	Special	Emerging	MML Total	Government	Capital	Capital	Conservative
	Value	Situations	Markets	Return Bond	Money Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)

Units purchased	205,428	22,902	250,375	619,138	2,421,471	6,884	54,942	-
Units withdrawn	(109,777)	(4,904)	(142,058)	(189,372)	(3,768,777)	(60,871)	(1,150,913)	(560)
Units transferred between Sub-Accounts and to/from the Fixed Account	3,178	(2,554)	(14,624)	(20,914)	2,329,962	(29,092)	(395,157)	-
Net increase (decrease)	98,828	15,444	93,694	408,852	982,656	(83,079)	(1,491,129)	(560)

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Units purchased	2,661	226,664	38,124	738,485	59,665	51,227	611,629	88,776
Units withdrawn	(57,503)	(76,000)	(718,213)	(283,370)	(932,117)	(33,665)	(584,000)	(1,817,894)
Units transferred between Sub-Accounts and to/from the Fixed Account	(6,252)	(9,515)	(262,827)	(1,052)	(17,938)	(3,416)	65,348	82,409
Net increase (decrease)	(61,093)	141,149	(942,916)	454,063	(890,390)	14,146	92,977	(1,646,709)

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service)	(Non-Service)	(Service)	(Non-Service)

Units purchased	69,303	291,128	16,725	230,339	11,798	-	32,578	13,285
Units withdrawn	(121,637)	(144,854)	(152,082)	(81,755)	(129,165)	(16,808)	(262,520)	(140,990)
Units transferred between Sub-Accounts and to/from the Fixed Account	43,648	27,710	18,499	(5,389)	(25,573)	(3,111)	5,016	(32,636)
Net increase (decrease)	(8,686)	173,985	(116,857)	143,196	(142,940)	(19,920)	(224,926)	(160,342)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Alternative	Dynamic	Dynamic	Equity	VIP	VIP	Diversified	Diversified
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	Contrafund®	Contrafund®	Dividend	Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)

Units purchased	43,143	56,948	103,807	31,676	165,379	1,692,994	28,109	60,177
Units withdrawn	(5,352)	(16,210)	(52,401)	(19,938)	(1,107,273)	(466,412)	(86,114)	(190,440)
Units transferred between Sub-Accounts and to/from the Fixed Account	(18)	(52)	—	—	(310,129)	19,713	(1,940)	86,154
Net increase (decrease)	37,773	40,686	51,406	11,738	(1,252,023)	1,246,295	(59,944)	(44,108)

	Invesco V.I.	Invesco V.I.			Ivy	MML	MML	MML
	Global Health	Global Health	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Care	Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	13,795	17,901	19,489	7,997	103,321	109,036	544,854	45,012
Units withdrawn	(73,409)	(82,689)	(52,285)	(36,632)	(62,648)	(248,350)	(489,990)	(16,257)
Units transferred between Sub-Accounts and to/from the Fixed Account	(41,162)	(21,341)	40,584	45,941	(121,050)	(45,370)	307,377	1,662
Net increase (decrease)	(100,776)	(86,129)	7,788	17,306	(80,377)	(184,683)	362,241	30,417

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	76,319	2,762,496	49,436	1,917,871	34,380	1,102,163	116,884	2,096,709
Units withdrawn	(1,022,301)	(3,430,058)	(369,971)	(321,979)	(238,992)	(217,138)	(925,095)	(2,730,260)
Units transferred between Sub-Accounts and to/from the Fixed Account	392,838	(219,684)	5,173	64,468	(1,980)	105,029	(81,814)	(637,919)
Net increase (decrease)	(553,145)	(887,247)	(315,363)	1,660,360	(206,592)	990,054	(890,026)	(1,271,471)

		MML					MML	MML
	MML	Dynamic	MML	MML	MML	MML	Equity	Equity
	Core Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Units purchased	5,802,135	175,775	18,218	927,484	102,624	490,049	16,057	60,917
Units withdrawn	(5,895,501)	(27,438)	(136,757)	(482,193)	(1,097,878)	(325,681)	(379,481)	(125,787)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,581,438	(2,629)	(29,846)	(107,093)	(337,322)	(124,950)	(164,152)	(7,253)
Net increase (decrease)	2,488,072	145,708	(148,385)	338,199	(1,332,576)	39,418	(527,576)	(72,122)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)

Units purchased	68,021	153,367	104,779	66,058	149,652	264,680	6,031	188,044
Units withdrawn	(8,401)	(42,713)	(1,358,744)	(80,219)	(33,996)	(63,578)	(49,247)	(87,355)
Units transferred between Sub-Accounts and to/from the Fixed Account	(193)	15,070	(380,913)	(17,770)	1,124	4,835	6,787	6,662
Net increase (decrease)	59,427	125,725	(1,634,878)	(31,931)	116,781	205,937	(36,428)	107,351

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	17,591	1,206,992	35,695	430,084	578,883	2,405,370	699,051	18,689
Units withdrawn	(24,864)	(860,489)	(351,719)	(120,160)	(3,166,142)	(5,600,871)	(219,018)	(153,015)
Units transferred between Sub-Accounts and to/from the Fixed Account	7,731	(208,864)	(86,599)	(59,821)	(192,668)	(232,647)	23,721	(3,892)
Net increase (decrease)	458	137,638	(402,624)	250,104	(2,779,927)	(3,428,148)	503,754	(138,219)

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)

Units purchased	403,803	134,810	383,191	261,985	153,056	14,912	167,501	125,771
Units withdrawn	(109,963)	(1,795,166)	(475,933)	(410,557)	(20,615)	(103,794)	(36,547)	(1,282,440)
Units transferred between Sub-Accounts and to/from the Fixed Account	15,954	1,278,580	6,421	(53,339)	80,821	(20,055)	56,188	575,165
Net increase (decrease)	309,794	(381,775)	(86,321)	(201,911)	213,262	(108,937)	187,141	(581,504)

	MML	MML	MML					MML
	Managed	Managed	Managed	MML	MML	MML	MML	Moderate
	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	1,906,507	86,049	108,353	44,158	842,376	67,988	534,030	296,792
Units withdrawn	(1,807,978)	(1,013,820)	(182,564)	(295,600)	(310,824)	(743,581)	(211,043)	(2,581,427)
Units transferred between Sub-Accounts and to/from the Fixed Account	964,708	299,872	13,171	(26,760)	(41,863)	(113,901)	(55,832)	(222,147)
Net increase (decrease)	1,063,238	(627,899)	(61,040)	(278,202)	489,689	(789,494)	267,156	(2,506,782)

Notes To Financial Statements (Continued)

7.                                    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML	MML	MML	MML	MML	MML	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap
	Allocation	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	6,698,710	726,065	23,073	292,929	47,809	158,198	337,790	63,917
Units withdrawn	(12,840,888)	(793,585)	(140,610)	(82,222)	(532,722)	(58,927)	(71,628)	(659,573)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,995,005)	60,232	(32,155)	13,306	(266,386)	(12,419)	12,871	(208,874)
Net increase (decrease)	(8,137,184)	(7,288)	(149,693)	224,013	(751,299)	86,853	279,033	(804,530)

			MML
	MML	MML	Strategic		MML U.S.	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap	Special	Emerging	MML Total	Government	Capital	Capital	Conservative
	Value	Situations	Markets	Return Bond	Money Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)

Units purchased	180,237	16,036	182,392	396,458	1,110,886	24,684	104,857	-
Units withdrawn	(88,269)	(2,100)	(118,191)	(237,881)	(1,853,162)	(51,950)	(1,244,531)	(930)
Units transferred between Sub-Accounts and to/from the Fixed Account	(16,271)	-	49,505	62,731	158,380	(5,342)	(325,273)	-
Net increase (decrease)	75,697	13,936	113,707	221,307	(583,897)	(32,608)	(1,464,947)	(930)

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Units purchased	987	141,626	65,044	460,817	102,932	57,595	582,875	133,203
Units withdrawn	(83,618)	(39,267)	(791,264)	(191,888)	(980,659)	(10,561)	(411,857)	(1,737,424)
Units transferred between Sub-Accounts and to/from the Fixed Account	(13,469)	16,079	(145,704)	(30,332)	(581,115)	6,774	182,118	614,331
Net increase (decrease)	(96,100)	118,438	(871,923)	238,596	(1,458,842)	53,807	353,137	(989,890)

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2017 (Continued)		(Service)	(Non-Service)	(Service)	(Non-Service)

Units purchased	90,894	201,454	33,549	321,266	24,912	-	62,272	38,716
Units withdrawn	(111,438)	(109,150)	(166,023)	(92,789)	(163,551)	(15,628)	(162,727)	(140,436)
Units transferred between Sub-Accounts and to/from the Fixed Account	9,952	25,233	(9,116)	4,522	(12,295)	(5,730)	(12,972)	(19,561)
Net increase (decrease)	(10,592)	117,537	(141,590)	232,999	(150,933)	(21,358)	(113,426)	(121,281)

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS

A.       A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2018 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2018[8]	-	$11.29	to	$11.55	$-	- %	1.00%	to	1.80%	0.98%	to	1.52%
2017	92,123	11.18	to	11.37	1,047,836	2.98	1.00	to	1.80	10.45	to	11.33
2016	54,350	10.12	to	10.22	555,192	4.32	1.00	to	1.80	4.33	to	5.16
2015[6]	9,053	9.70	to	9.72	87,946	0.54	1.00	to	1.80	(2.99)	to	(2.85)

BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
2017	76,335	11.38	to	11.58	884,020	2.54	1.00	to	1.80	12.69	to	13.59
2016	35,649	10.10	to	10.20	363,359	2.71	1.00	to	1.80	4.27	to	5.10
2015[6]	12,314	9.69	to	9.70	119,445	0.62	1.00	to	1.80	(3.14)	to	(3.00)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2018[7]	-	9.88	to	10.07	-	-	1.00	to	1.80	(2.29)	to	(2.10)
2017	162,634	10.11	to	10.29	1,672,552	2.52	1.00	to	1.80	1.76	to	2.57
2016	111,228	9.94	to	10.03	1,115,162	2.42	1.00	to	1.80	1.48	to	2.29
2015[6]	39,486	9.79	to	9.81	387,172	4.74	1.00	to	1.80	(2.09)	to	(1.95)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2018[7]	-	11.96	to	12.20	-	-	1.00	to	1.80	(2.34)	to	(2.15)
2017	70,900	12.25	to	12.47	882,818	1.88	1.00	to	1.80	19.41	to	20.36
2016	59,162	10.26	to	10.36	612,291	2.98	1.00	to	1.80	7.11	to	7.97
2015[6]	6,772	9.58	to	9.59	64,955	0.45	1.00	to	1.80	(4.21)	to	(4.07)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
2017	8,813,211	23.83	to	34.88	270,257,413	0.98	0.95	to	2.60	18.76	to	20.73
2016	10,065,234	20.07	to	28.89	256,505,001	0.79	0.95	to	2.60	5.24	to	6.99
2015	11,133,409	19.07	to	27.00	266,752,622	1.01	0.95	to	2.60	(1.91)	to	(0.28)
2014	12,456,429	19.44	to	27.08	302,421,907	0.91	0.95	to	2.60	9.07	to	10.89

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
2017	6,722,621	12.76	to	22.60	154,879,781	0.80	1.00	to	3.10	17.89	to	20.38
2016	5,476,326	10.60	to	19.17	118,297,754	0.66	1.00	to	3.10	4.45	to	6.66
2015	4,717,837	9.93	to	18.35	106,079,060	0.86	1.00	to	3.10	(2.65)	to	(0.66)
2014	4,144,327	18.85	to	23.90	95,084,153	0.80	1.15	to	3.10	8.25	to	10.38

Invesco V.I. Diversified Dividend Sub-Account (Series I)
2018	590,254	7.60	to	11.22	6,260,165	2.36	0.95	to	2.60	(9.96)	to	(8.45)
2017	676,418	8.45	to	12.26	7,720,912	1.65	0.95	to	2.60	5.80	to	7.55
2016	736,362	7.98	to	11.40	7,837,640	1.38	0.95	to	2.60	11.87	to	13.73
2015	683,000	7.14	to	10.02	6,428,727	1.74	0.95	to	2.60	(0.55)	to	1.10
2014	664,091	7.18	to	9.91	6,279,723	1.70	0.95	to	2.60	9.93	to	11.76

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)
2017	1,643,070	8.03	to	11.07	17,155,729	1.50	1.15	to	3.10	5.05	to	7.11
2016	1,687,179	7.64	to	10.34	16,407,276	1.27	1.15	to	3.10	11.05	to	13.23
2015	1,432,504	6.88	to	9.13	12,233,723	1.59	1.15	to	3.10	(1.29)	to	0.65
2014	1,363,565	6.97	to	9.07	11,705,249	1.54	1.15	to	3.10	9.10	to	11.25

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

Invesco V.I. Health Care Sub-Account (Series I)
2018	389,202	$18.94	to	$27.16	$9,685,524	- %	0.95%	to	2.60%	(1.70)%	to	(0.05)%
2017	449,464	19.26	to	27.18	11,252,795	0.36	0.95	to	2.60	12.86	to	14.73
2016	550,239	17.07	to	23.69	12,141,263	-	0.95	to	2.60	(13.73)	to	(12.30)
2015	624,469	19.78	to	27.01	15,699,247	-	0.95	to	2.60	0.51	to	2.19
2014	608,001	19.68	to	26.43	15,088,993	-	0.95	to	2.60	16.60	to	18.54
Invesco V.I. Health Care Sub-Account (Series II)
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)
2017	579,001	18.27	to	25.40	13,988,456	0.08	1.15	to	3.10	12.03	to	14.23
2016	665,130	16.31	to	22.23	14,005,123	-	1.15	to	3.10	(14.37)	to	(12.69)
2015	873,197	19.05	to	25.46	20,829,685	-	1.15	to	3.10	(0.25)	to	1.71
2014	567,222	19.10	to	25.03	13,227,333	-	1.15	to	3.10	15.73	to	18.01

Invesco V.I. Technology Sub-Account (Series I)
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
2017	485,107	18.97	to	23.91	7,039,384	-	0.95	to	2.60	31.68	to	33.86
2016	477,318	14.41	to	17.86	5,520,565	-	0.95	to	2.60	(3.30)	to	(1.69)
2015	527,089	14.90	to	18.17	6,455,998	-	0.95	to	2.60	4.07	to	5.80
2014	568,369	14.32	to	17.17	6,828,749	-	0.95	to	2.60	8.20	to	10.00

Invesco V.I. Technology Sub-Account (Series II)
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
2017	364,551	17.98	to	28.32	9,417,375	-	1.15	to	3.10	30.64	to	33.20
2016	347,245	13.76	to	21.26	6,782,767	-	1.15	to	3.10	(4.02)	to	(2.14)
2015	404,745	14.34	to	21.72	8,025,462	-	1.15	to	3.10	3.31	to	5.34
2014	255,519	13.88	to	20.62	4,754,678	-	1.15	to	3.10	7.44	to	9.56

Ivy Asset Strategy Sub-Account
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
2017	982,489	10.88	to	11.21	11,774,897	1.59	1.00	to	3.10	14.67	to	17.10
2016	1,062,865	9.29	to	9.77	11,011,299	0.59	1.00	to	3.10	(5.53)	to	(3.54)
2015	1,184,806	9.63	to	10.35	12,900,869	0.34	1.00	to	3.10	(11.15)	to	(3.72)
2014	1,013,940	11.65	to	12.15	12,222,143	0.44	1.15	to	3.10	(8.16)	to	(6.35)

MML Aggressive Allocation Sub-Account (Initial Class)
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
2017	2,054,640	16.18	to	19.07	38,015,322	1.11	0.95	to	2.60	15.73	to	17.65
2016	2,239,323	13.98	to	16.21	35,369,015	1.55	0.95	to	2.60	5.76	to	7.52
2015	2,429,282	13.22	to	15.07	35,674,422	2.03	0.95	to	2.60	(3.39)	to	(1.78)
2014	2,616,835	13.68	to	15.35	39,229,153	1.04	0.95	to	2.60	3.13	to	4.85

MML Aggressive Allocation Sub-Account (Service Class)
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
2017	5,308,383	12.30	to	15.21	90,242,471	0.96	1.00	to	3.10	14.83	to	17.26
2016	4,946,142	10.49	to	13.25	73,642,938	1.34	1.00	to	3.10	4.98	to	7.20
2015	4,734,855	9.79	to	12.62	68,002,165	1.87	1.00	to	3.10	(4.09)	to	(2.14)
2014	4,248,478	13.16	to	14.89	62,718,592	0.91	1.15	to	3.10	2.39	to	4.41

MML Asset Momentum Sub-Account (Service Class I)
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
2017	108,500	13.77	to	14.01	1,518,813	1.42	1.00	to	1.80	31.40	to	32.45
2016	78,083	10.48	to	10.58	824,965	0.85	1.00	to	1.80	7.89	to	8.76
2015[6]	14,164	9.71	to	9.72	137,680	-	1.00	to	1.80	(2.90)	to	(2.76)

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Balanced Allocation Sub-Account (Initial Class)
2018	6,173,598	$12.85	to	$15.40	$91,530,192	2.29%	0.95%	to	2.60%	(6.93)%	to	(5.38)%
2017	7,150,965	13.81	to	16.27	112,285,437	1.92	0.95	to	2.60	8.63	to	10.43
2016	7,704,110	12.71	to	14.73	110,199,123	2.28	0.95	to	2.60	3.43	to	5.15
2015	8,867,495	12.29	to	14.01	121,174,809	2.69	0.95	to	2.60	(2.92)	to	(1.30)
2014	10,331,887	12.66	to	14.20	143,643,581	2.08	0.95	to	2.60	2.64	to	4.35

MML Balanced Allocation Sub-Account (Service Class)
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
2017	31,226,600	11.32	to	12.99	459,709,617	1.71	1.00	to	3.10	7.82	to	10.11
2016	32,113,847	10.28	to	12.05	438,781,835	2.11	1.00	to	3.10	2.60	to	4.77
2015	32,206,801	9.81	to	11.75	427,863,488	2.54	1.00	to	3.10	(3.65)	to	(1.85)
2014	31,760,705	12.19	to	13.80	430,980,568	1.89	1.15	to	3.10	1.86	to	3.87
MML Blend Sub-Account (Initial Class)
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
2017	2,870,494	18.88	to	26.02	66,201,478	2.11	0.95	to	2.60	12.31	to	14.17
2016	3,185,857	16.81	to	22.79	64,599,999	2.13	0.95	to	2.60	6.62	to	8.39
2015	3,423,305	15.77	to	21.02	64,229,985	2.13	0.95	to	2.60	(2.49)	to	(0.87)
2014	3,701,898	16.17	to	21.21	70,408,663	2.06	0.95	to	2.60	8.14	to	9.94

MML Blend Sub-Account (Service Class)
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
2017	5,096,057	12.15	to	17.90	88,119,240	1.97	1.00	to	3.10	11.47	to	13.83
2016	3,435,697	10.67	to	16.06	60,017,383	1.94	1.00	to	3.10	5.82	to	8.06
2015	2,627,633	9.88	to	15.18	47,553,483	1.92	1.00	to	3.10	(3.22)	to	(1.25)
2014	2,181,573	15.68	to	19.45	40,332,905	1.87	1.15	to	3.10	7.33	to	9.45

MML Blue Chip Growth Sub-Account (Initial Class)
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
2017	1,675,677	25.51	to	35.32	57,023,079	0.01	0.95	to	2.60	32.74	to	34.94
2016	1,882,269	19.22	to	26.17	47,571,672	-	0.95	to	2.60	(1.68)	to	(0.04)
2015	2,020,094	19.54	to	26.19	51,367,155	-	0.95	to	2.60	8.25	to	10.05
2014	2,181,084	18.05	to	23.80	50,643,816	-	0.95	to	2.60	6.33	to	8.09

MML Blue Chip Growth Sub-Account (Service Class)
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
2017	3,342,409	13.51	to	24.17	77,072,040	-	1.00	to	3.10	31.76	to	34.55
2016	2,352,355	10.04	to	18.35	47,399,149	-	1.00	to	3.10	(2.41)	to	(0.35)
2015	1,846,448	10.08	to	18.80	42,473,882	-	1.00	to	3.10	0.80	to	7.37
2014	1,472,126	17.51	to	22.85	31,727,586	-	1.15	to	3.10	5.55	to	7.62

MML China Sub-Account
2018	-			-	-	-			-			-
2017	-			-	-	-			-			-
2016	-			-	-	-			-			-
2015	-			-	-	-			-			-
2014[4]	-	12.64	to	14.00	-	-	1.15	to	3.10	(7.04)	to	(6.46)

MML Conservative Allocation Sub-Account (Initial Class)
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)
2017	5,515,710	13.45	to	15.85	84,980,369	2.17	0.95	to	2.60	6.81	to	8.59
2016	6,405,735	12.59	to	14.59	91,123,910	2.33	0.95	to	2.60	3.08	to	4.79
2015	7,080,010	12.22	to	13.93	96,367,633	2.82	0.95	to	2.60	(2.94)	to	(1.32)
2014	7,885,223	12.59	to	14.11	109,151,802	2.42	0.95	to	2.60	2.43	to	4.13

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Conservative Allocation Sub-Account (Service Class)
2018	22,812,097	$10.57	to	$11.79	$306,155,920	2.26%	1.00%	to	3.10%	(6.65)%	to	(4.66)%
2017	25,771,201	11.09	to	12.63	368,723,696	1.97	1.00	to	3.10	6.01	to	8.25
2016	27,042,671	10.25	to	11.91	364,206,497	2.16	1.00	to	3.10	2.27	to	4.43
2015	25,757,742	9.81	to	11.65	338,660,784	2.68	1.00	to	3.10	(3.67)	to	(1.89)
2014	25,495,514	12.09	to	13.68	342,106,894	2.27	1.15	to	3.10	1.63	to	3.63

MML Core Allocation Sub-Account
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
2017	67,444,935	12.01	to	14.30	1,083,277,030	1.41	1.00	to	3.10	11.44	to	13.80
2016	64,956,863	10.55	to	12.83	932,979,667	1.87	1.00	to	3.10	5.65	to	7.89
2015	59,347,906	9.78	to	12.14	807,083,244	1.36	1.00	to	3.10	(4.14)	to	(2.20)
2014	49,390,998	12.67	to	14.22	690,585,391	1.01	1.15	to	3.10	4.75	to	6.81

MML Dynamic Bond Sub-Account (Service Class I)
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
2017	421,103	10.33	to	10.51	4,411,076	3.26	1.00	to	1.80	2.26	to	3.08
2016	275,395	10.10	to	10.20	2,803,633	3.26	1.00	to	1.80	2.80	to	3.63
2015[6]	28,823	9.82	to	9.84	283,543	0.36	1.00	to	1.80	(1.75)	to	(1.61)
MML Equity Sub-Account (Initial Class)
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
2017	1,330,305	17.91	to	24.74	27,833,264	1.82	0.95	to	2.60	12.83	to	14.70
2016	1,478,690	15.88	to	21.57	27,122,827	1.72	0.95	to	2.60	9.71	to	11.53
2015	1,601,017	14.47	to	19.34	26,423,971	2.07	0.95	to	2.60	(5.91)	to	(4.34)
2014	1,634,838	15.38	to	20.22	28,424,843	1.55	0.95	to	2.60	8.70	to	10.51

MML Equity Sub-Account (Service Class)
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
2017	4,961,769	12.43	to	16.99	94,815,216	1.67	1.00	to	3.10	11.99	to	14.36
2016	4,623,570	10.87	to	15.17	82,044,629	1.56	1.00	to	3.10	8.89	to	11.19
2015	4,116,196	9.78	to	13.93	69,099,138	1.93	1.00	to	3.10	(6.61)	to	(2.23)
2014	3,187,318	14.92	to	18.47	56,685,723	1.44	1.15	to	3.10	7.89	to	10.02

MML Equity Income Sub-Account (Initial Class)
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
2017	8,186,156	18.77	to	25.88	192,596,091	2.14	0.95	to	2.60	13.36	to	15.24
2016	9,518,731	16.56	to	22.46	194,949,078	2.01	0.95	to	2.60	15.65	to	17.56
2015	10,985,217	14.32	to	19.10	192,181,207	1.87	0.95	to	2.60	(9.27)	to	(7.76)
2014	11,854,386	15.78	to	20.71	226,496,101	1.65	0.95	to	2.60	4.78	to	6.53

MML Equity Income Sub-Account (Service Class)
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
2017	4,146,101	13.15	to	17.80	86,207,492	1.98	1.00	to	3.10	12.44	to	14.82
2016	4,106,682	11.45	to	15.83	77,668,627	1.83	1.00	to	3.10	14.86	to	17.29
2015	3,753,254	9.76	to	13.79	63,274,981	1.70	1.00	to	3.10	(9.94)	to	(2.36)
2014	3,466,040	15.31	to	18.98	63,759,105	1.53	1.15	to	3.10	3.96	to	6.00

MML Equity Index Sub-Account (Class I)
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
2017	1,976,015	20.26	to	27.68	44,330,016	0.94	0.95	to	2.60	18.24	to	20.20
2016	2,503,591	17.14	to	23.03	46,624,051	1.61	0.95	to	2.60	8.63	to	10.43
2015	3,284,749	15.78	to	20.86	55,127,031	1.43	0.95	to	2.60	(1.60)	to	0.04
2014	3,771,208	16.03	to	20.85	63,394,024	1.31	0.95	to	2.60	10.27	to	12.11

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Equity Index Sub-Account (Service Class I)
2018	1,732,277	$17.68	to	$24.34	$40,825,319	1.36%	1.15%	to	3.10%	(7.96)%	to	(6.13)%
2017	1,942,798	19.21	to	25.93	48,715,396	0.87	1.15	to	3.10	17.37	to	19.68
2016	2,014,920	16.37	to	21.66	42,156,829	1.57	1.15	to	3.10	7.81	to	9.93
2015	2,034,531	15.18	to	19.71	38,684,734	1.52	1.15	to	3.10	(2.37)	to	(0.45)
2014	1,676,974	15.55	to	19.80	32,077,604	1.39	1.15	to	3.10	9.47	to	11.62

MML Equity Rotation Sub-Account (Service Class I)
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
2017	86,852	14.57	to	14.83	1,286,782	0.82	1.00	to	1.80	27.38	to	28.40
2016	27,425	11.44	to	11.55	316,663	1.69	1.00	to	1.80	15.13	to	16.06
2015[6]	2,973	9.93	to	9.95	29,575	0.02	1.00	to	1.80	(0.65)	to	(0.51)

MML Focused Equity Sub-Account
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
2017	514,836	17.50	to	19.77	9,043,125	2.54	0.95	to	3.10	17.91	to	20.46
2016	389,111	14.84	to	16.41	6,163,329	1.17	0.95	to	3.10	14.16	to	16.63
2015	457,854	13.00	to	14.07	6,339,348	1.40	0.95	to	3.10	(11.93)	to	(10.02)
2014	421,316	14.76	to	15.64	6,514,390	0.35	0.95	to	3.10	8.56	to	10.91

MML Foreign Sub-Account (Initial Class)
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
2017	9,523,939	13.64	to	18.44	159,914,007	2.06	0.95	to	2.60	18.62	to	20.59
2016	11,158,817	11.50	to	15.29	156,153,111	2.02	0.95	to	2.60	(1.16)	to	0.48
2015	12,120,917	11.63	to	15.22	169,934,072	2.76	0.95	to	2.60	(6.63)	to	(5.08)
2014	13,092,793	12.46	to	16.03	195,299,310	2.17	0.95	to	2.60	(9.36)	to	(7.85)
MML Foreign Sub-Account (Service Class)
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
2017	719,693	11.34	to	12.94	11,484,300	1.85	1.00	to	3.10	17.76	to	20.25
2016	751,624	9.43	to	10.99	10,230,593	1.76	1.00	to	3.10	(1.90)	to	0.18
2015	831,677	9.41	to	11.20	11,398,372	2.71	1.00	to	3.10	(7.42)	to	(5.87)
2014	758,704	12.10	to	15.21	11,092,542	2.28	1.15	to	3.10	(9.90)	to	(8.13)

MML Fundamental Growth Sub-Account
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
2017	415,149	16.69	to	18.85	6,501,613	1.01	0.95	to	3.10	23.44	to	26.12
2016	298,369	13.52	to	14.95	4,030,111	0.55	0.95	to	3.10	0.38	to	2.56
2015	196,105	13.47	to	14.58	2,797,767	0.58	0.95	to	3.10	2.68	to	4.91
2014	154,689	13.12	to	13.89	2,130,004	0.67	0.95	to	3.10	7.43	to	9.77

MML Fundamental Value Sub-Account
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
2017	791,976	15.75	to	17.79	11,904,817	1.83	0.95	to	3.10	11.29	to	13.70
2016	586,038	14.16	to	15.65	8,339,048	1.20	0.95	to	3.10	9.61	to	11.99
2015	519,426	12.91	to	13.97	7,073,271	1.04	0.95	to	3.10	(6.14)	to	(4.10)
2014	353,394	13.76	to	14.57	5,086,093	1.62	0.95	to	3.10	7.59	to	9.93

MML Global Sub-Account (Class I)
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
2017	350,013	14.79	to	18.94	6,524,622	1.21	0.95	to	2.60	20.99	to	22.99
2016	386,442	12.22	to	15.40	5,876,396	1.16	0.95	to	2.60	4.80	to	6.54
2015	447,293	11.66	to	14.45	6,410,226	1.14	0.95	to	2.60	(3.89)	to	(2.29)
2014	437,602	12.14	to	14.79	6,546,924	0.83	0.95	to	2.60	1.28	to	2.97

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Global Sub-Account (Service Class I)
2018	944,055	$11.28	to	$12.32	$13,985,581	0.94%	1.00%	to	3.10%	(12.61)%	to	(10.74)%
2017	932,097	12.64	to	14.10	15,992,714	1.10	1.00	to	3.10	20.18	to	22.72
2016	824,746	10.30	to	11.73	12,126,653	1.02	1.00	to	3.10	4.08	to	6.28
2015	737,898	9.69	to	11.27	10,640,884	0.73	1.00	to	3.10	(4.63)	to	(3.09)
2014	617,706	11.82	to	16.00	9,217,394	0.74	1.15	to	3.10	0.41	to	2.39

MML Global Sub-Account (Class II)
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
2017	279,833	10.99	to	14.60	3,861,879	1.21	1.18	to	1.65	22.27	to	22.84
2016	279,376	8.95	to	11.94	3,199,295	1.15	1.18	to	1.65	5.78	to	6.28
2015	272,832	8.42	to	11.29	3,042,505	1.13	1.18	to	1.65	(2.97)	to	(2.51)
2014	288,783	8.64	to	11.63	3,342,024	0.86	1.18	to	1.65	2.30	to	2.78

MML Growth Sub-Account
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)
2017	8,081,415	13.61	to	19.32	167,744,731	0.30	1.00	to	3.10	23.90	to	26.52
2016	7,943,777	10.76	to	15.59	136,717,100	0.21	1.00	to	3.10	5.69	to	7.92
2015	7,525,113	9.97	to	14.75	125,050,050	0.69	1.00	to	3.10	(0.32)	to	3.16
2014	6,902,832	14.30	to	16.05	109,470,640	0.44	1.15	to	3.10	4.70	to	6.76

MML Growth & Income Sub-Account (Initial Class)
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
2017	3,052,179	16.97	to	28.09	78,933,783	0.92	0.95	to	2.60	20.53	to	22.53
2016	3,454,803	14.08	to	22.93	72,981,281	1.05	0.95	to	2.60	5.99	to	7.75
2015	3,828,340	13.28	to	21.28	75,205,174	1.15	0.95	to	2.60	(2.09)	to	(0.46)
2014	4,400,717	13.56	to	21.37	86,865,215	1.13	0.95	to	2.60	8.33	to	10.14

MML Growth & Income Sub-Account (Service Class)
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
2017	1,766,489	12.95	to	16.08	30,613,749	0.78	1.00	to	3.10	19.66	to	22.19
2016	1,516,385	10.60	to	13.44	23,199,559	0.85	1.00	to	3.10	5.20	to	7.43
2015	1,200,044	9.87	to	12.78	18,797,162	0.97	1.00	to	3.10	(2.88)	to	(1.31)
2014	1,176,690	13.16	to	16.72	18,933,070	0.96	1.15	to	3.10	7.55	to	9.67

MML Growth Allocation Sub-Account (Initial Class)
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
2017	33,909,954	15.29	to	18.01	589,829,186	1.49	0.95	to	2.60	13.10	to	14.98
2016	36,689,881	13.52	to	15.66	556,965,915	1.90	0.95	to	2.60	4.82	to	6.56
2015	39,202,730	12.89	to	14.70	560,532,042	2.39	0.95	to	2.60	(3.26)	to	(1.65)
2014	42,425,478	13.33	to	14.95	619,156,981	1.54	0.95	to	2.60	3.05	to	4.77

MML Growth Allocation Sub-Account (Service Class)
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
2017	64,140,636	11.93	to	14.38	1,080,894,605	1.26	1.00	to	3.10	12.28	to	14.66
2016	67,568,784	10.40	to	12.81	1,001,300,773	1.66	1.00	to	3.10	3.96	to	6.16
2015	71,299,878	9.80	to	12.32	1,003,379,241	2.18	1.00	to	3.10	(3.99)	to	(2.01)
2014	71,855,229	12.83	to	14.52	1,034,896,421	1.33	1.15	to	3.10	2.33	to	4.35

MML High Yield Sub-Account
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
2017	2,318,594	14.32	to	16.88	34,421,883	7.05	0.95	to	3.10	4.60	to	6.87
2016	1,814,841	13.69	to	15.80	26,901,271	7.19	0.95	to	3.10	12.72	to	15.16
2015	1,708,634	12.14	to	13.72	22,858,526	6.47	0.95	to	3.10	(4.40)	to	(2.32)
2014	1,560,077	12.70	to	14.04	21,478,224	6.68	0.95	to	3.10	(2.36)	to	(0.24)

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Income & Growth Sub-Account (Initial Class)
2018	1,064,337	$14.79	to	$21.13	$20,869,071	1.74%	0.95%	to	2.60%	(13.96)%	to	(12.52)%
2017	1,224,390	17.19	to	24.15	27,604,331	1.65	0.95	to	2.60	14.43	to	16.33
2016	1,362,608	15.02	to	20.76	26,577,770	1.78	0.95	to	2.60	13.42	to	15.30
2015	1,502,734	13.25	to	18.01	25,603,280	1.87	0.95	to	2.60	(2.66)	to	(1.04)
2014	1,653,002	13.61	to	18.19	28,843,278	1.83	0.95	to	2.60	6.42	to	8.19

MML Income & Growth Sub-Account (Service Class)
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
2017	1,541,562	13.27	to	16.31	27,684,978	1.52	1.00	to	3.10	13.65	to	16.05
2016	1,231,768	11.43	to	14.36	20,617,145	1.56	1.00	to	3.10	12.56	to	14.94
2015	1,085,648	9.95	to	12.75	16,899,723	1.72	1.00	to	3.10	(3.39)	to	(0.53)
2014	1,011,346	13.20	to	16.61	16,129,967	1.62	1.15	to	3.10	5.64	to	7.72

MML Inflation-Protected and Income Sub-Account (Initial Class)
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
2017	12,563,423	10.99	to	14.82	166,498,888	3.30	0.95	to	2.60	0.56	to	2.23
2016	12,945,199	10.92	to	14.49	168,517,535	2.36	0.95	to	2.60	2.52	to	4.22
2015	14,833,791	10.66	to	13.91	185,830,534	1.10	0.95	to	2.60	(4.04)	to	(2.44)
2014	16,795,402	11.10	to	14.25	216,581,290	2.78	0.95	to	2.60	0.80	to	2.47

MML Inflation-Protected and Income Sub-Account (Service Class)
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
2017	3,682,017	10.41	to	10.43	46,122,629	3.07	1.00	to	3.10	(0.17)	to	1.94
2016	3,768,338	10.23	to	10.43	47,031,894	2.09	1.00	to	3.10	1.71	to	3.86
2015	3,940,287	9.85	to	10.26	47,814,632	1.01	1.00	to	3.10	(4.65)	to	(1.48)
2014	4,155,232	10.76	to	12.79	51,983,336	2.59	1.15	to	3.10	0.01	to	1.98

MML International Sub-Account
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
2017	4,359,057	12.62	to	12.76	64,715,051	0.82	1.00	to	3.10	27.64	to	30.35
2016	4,560,968	9.68	to	10.00	52,316,709	1.16	1.00	to	3.10	(0.16)	to	1.95
2015	4,780,197	9.50	to	10.02	54,170,932	0.91	1.00	to	3.10	(7.84)	to	(5.01)
2014	4,135,338	10.87	to	12.20	50,004,159	0.85	1.15	to	3.10	(6.05)	to	(4.20)

MML International Equity Sub-Account
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
2017	312,168	10.98	to	11.88	3,854,469	1.76	0.95	to	3.10	26.20	to	28.94
2016	98,906	8.70	to	9.21	931,432	1.70	0.95	to	3.10	4.68	to	6.95
2015	162,216	8.31	to	8.61	1,395,293	0.23	0.95	to	3.10	(8.00)	to	(5.99)
2014[5]	20,896	9.03	to	9.16	190,977	3.45	0.95	to	3.10	(9.69)	to	(8.38)

MML Large Cap Growth Sub-Account (Initial Class)
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
2017	782,688	18.15	to	24.38	17,285,084	0.37	0.95	to	2.60	30.09	to	32.25
2016	891,625	13.95	to	18.43	15,027,089	0.13	0.95	to	2.60	(2.93)	to	(1.32)
2015	972,773	14.37	to	18.68	16,674,788	-	0.95	to	2.60	2.42	to	4.13
2014	1,128,291	14.03	to	17.94	18,705,751	-	0.95	to	2.60	6.70	to	8.48

MML Large Cap Growth Sub-Account (Service Class)
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
2017	426,985	12.95	to	17.18	7,506,816	0.24	1.00	to	3.10	28.96	to	31.69
2016	239,844	9.83	to	13.32	3,605,074	-	1.00	to	3.10	(3.55)	to	(1.51)
2015	208,322	9.98	to	13.81	3,500,375	-	1.00	to	3.10	(0.18)	to	1.60
2014	160,324	13.59	to	18.79	2,726,044	-	1.15	to	3.10	5.89	to	7.98

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Managed Bond Sub-Account (Initial Class)
2018	7,702,853	$12.08	to	$17.39	$117,644,146	3.44%	0.95%	to	2.60%	(3.01)%	to	(1.38)%
2017	9,210,636	12.45	to	17.63	143,060,562	3.15	0.95	to	2.60	2.02	to	3.71
2016	9,792,140	12.21	to	17.00	147,103,492	2.81	0.95	to	2.60	0.12	to	1.78
2015	10,976,835	12.19	to	16.70	162,466,573	2.80	0.95	to	2.60	(3.30)	to	(1.69)
2014	12,348,052	12.61	to	16.99	186,531,226	3.21	0.95	to	2.60	3.72	to	5.45

MML Managed Bond Sub-Account (Service Class)
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
2017	19,712,043	10.28	to	11.81	273,576,011	2.94	1.00	to	3.10	1.25	to	3.40
2016	18,648,805	9.94	to	11.66	255,334,043	2.61	1.00	to	3.10	(0.63)	to	1.47
2015	17,304,346	9.80	to	11.74	240,006,415	2.65	1.00	to	3.10	(4.02)	to	(2.00)
2014	14,847,678	12.23	to	14.58	211,214,644	3.01	1.15	to	3.10	2.95	to	4.98

MML Managed Volatility Sub-Account (Initial Class)
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)
2017	7,501,892	13.25	to	19.38	124,404,125	1.26	0.95	to	2.60	6.24	to	8.01
2016	8,129,791	12.47	to	17.95	125,435,320	1.74	0.95	to	2.60	1.03	to	2.71
2015	8,921,793	12.34	to	17.47	134,713,231	1.76	0.95	to	2.60	0.36	to	2.03
2014	10,415,964	12.30	to	17.13	155,246,368	0.70	0.95	to	2.60	1.72	to	3.41

MML Managed Volatility Sub-Account (Service Class)
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
2017	2,157,161	11.04	to	12.56	33,697,976	1.04	1.00	to	3.10	5.45	to	7.69
2016	2,218,201	10.25	to	11.91	32,568,807	1.53	1.00	to	3.10	0.27	to	2.39
2015	2,279,987	10.01	to	11.88	33,182,620	1.56	1.00	to	3.10	(0.38)	to	0.08
2014	2,201,134	11.93	to	15.09	31,811,816	0.50	1.15	to	3.10	0.96	to	2.95

MML Mid Cap Growth Sub-Account (Initial Class)
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
2017	2,245,834	23.86	to	44.72	86,805,680	0.03	0.95	to	2.60	21.62	to	23.64
2016	2,524,036	19.62	to	36.17	79,181,316	-	0.95	to	2.60	3.57	to	5.29
2015	2,771,617	18.95	to	34.35	83,239,769	-	0.95	to	2.60	4.04	to	5.77
2014	3,031,695	18.21	to	32.48	86,456,212	-	0.95	to	2.60	10.36	to	12.20

MML Mid Cap Growth Sub-Account (Service Class)
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
2017	4,003,907	12.96	to	22.51	91,130,983	-	1.00	to	3.10	20.68	to	23.24
2016	3,514,218	10.51	to	18.65	71,215,184	-	1.00	to	3.10	2.80	to	4.97
2015	3,224,695	10.01	to	18.14	66,933,690	-	1.00	to	3.10	0.15	to	3.34
2014	2,832,646	17.56	to	20.32	56,441,424	-	1.15	to	3.10	9.48	to	11.64

MML Mid Cap Value Sub-Account (Initial Class)
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
2017	5,436,760	25.67	to	37.32	177,889,628	1.55	0.95	to	2.60	8.84	to	10.65
2016	6,226,253	23.58	to	33.73	184,615,243	1.57	0.95	to	2.60	20.08	to	22.07
2015	7,429,027	19.64	to	27.63	180,891,281	1.89	0.95	to	2.60	(3.98)	to	(2.39)
2014	8,232,329	20.45	to	28.31	206,551,247	1.55	0.95	to	2.60	13.67	to	15.56

MML Mid Cap Value Sub-Account (Service Class)
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
2017	2,049,183	13.18	to	24.35	49,740,379	1.41	1.00	to	3.10	8.07	to	10.36
2016	1,782,027	11.94	to	22.53	44,150,408	1.48	1.00	to	3.10	19.12	to	21.64
2015	1,457,283	9.82	to	18.92	32,963,955	1.74	1.00	to	3.10	(4.60)	to	(1.84)
2014	1,276,338	19.83	to	24.28	30,013,636	1.46	1.15	to	3.10	12.78	to	15.00

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Moderate Allocation Sub-Account (Initial Class)
2018	18,831,405	$13.35	to	$15.99	$290,920,692	2.12%	0.95%	to	2.60%	(7.92)%	to	(6.38)%
2017	21,236,900	14.50	to	17.08	351,616,486	1.79	0.95	to	2.60	10.43	to	12.26
2016	23,743,681	13.13	to	15.21	351,322,644	2.08	0.95	to	2.60	4.15	to	5.88
2015	25,711,819	12.60	to	14.37	360,342,353	2.32	0.95	to	2.60	(3.19)	to	(1.58)
2014	28,756,509	13.02	to	14.60	410,825,527	1.67	0.95	to	2.60	2.90	to	4.62

MML Moderate Allocation Sub-Account (Service Class)
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
2017	131,309,540	11.58	to	13.63	2,047,325,711	1.58	1.00	to	3.10	9.55	to	11.87
2016	139,446,724	10.35	to	12.44	1,969,560,365	1.88	1.00	to	3.10	3.34	to	5.53
2015	141,229,826	9.81	to	12.04	1,923,028,021	2.19	1.00	to	3.10	(3.89)	to	(1.94)
2014	128,325,915	12.53	to	14.18	1,790,797,570	1.54	1.15	to	3.10	2.15	to	4.16

MML Short-Duration Bond Sub-Account
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
2017	2,599,515	9.26	to	10.92	27,262,598	2.47	0.95	to	3.10	(0.82)	to	1.33
2016	2,606,803	9.34	to	10.78	27,104,043	2.00	0.95	to	3.10	(0.57)	to	1.58
2015	1,981,811	9.40	to	10.61	20,479,215	2.08	0.95	to	3.10	(2.40)	to	(0.28)
2014	2,003,739	9.63	to	10.64	20,882,733	2.22	0.95	to	3.10	(1.97)	to	(0.16)

MML Small Cap Equity Sub-Account (Initial Class)
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
2017	1,054,841	20.52	to	29.64	30,563,941	0.83	0.95	to	2.60	11.44	to	13.29
2016	1,204,534	18.41	to	26.16	30,878,286	1.05	0.95	to	2.60	15.19	to	17.10
2015	1,338,615	15.98	to	22.34	29,368,550	0.83	0.95	to	2.60	(8.06)	to	(6.53)
2014	1,505,670	17.38	to	23.90	35,426,070	0.96	0.95	to	2.60	9.28	to	11.10

MML Small Cap Equity Sub-Account (Service Class)
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
2017	855,645	13.11	to	19.42	17,644,215	0.69	1.00	to	3.10	10.61	to	12.96
2016	631,631	11.61	to	17.56	13,279,472	0.85	1.00	to	3.10	14.33	to	16.75
2015	582,740	9.94	to	15.36	11,155,140	0.68	1.00	to	3.10	(8.74)	to	(0.56)
2014	478,791	16.83	to	22.04	9,915,611	0.82	1.15	to	3.10	8.46	to	10.60

MML Small Cap Growth Equity Sub-Account (Initial Class)
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
2017	3,752,747	23.24	to	35.73	115,332,900	-	0.95	to	2.60	19.67	to	21.66
2016	4,504,045	19.42	to	29.37	114,360,455	-	0.95	to	2.60	9.86	to	11.68
2015	5,264,907	17.68	to	26.30	120,557,605	-	0.95	to	2.60	(7.53)	to	(6.00)
2014	5,651,800	19.12	to	27.97	138,833,967	-	0.95	to	2.60	3.18	to	4.90

MML Small Cap Growth Equity Sub-Account (Service Class)
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
2017	646,706	13.17	to	22.03	16,123,932	-	1.00	to	3.10	18.78	to	21.29
2016	559,854	10.86	to	18.55	12,968,514	-	1.00	to	3.10	9.04	to	11.35
2015	511,015	9.75	to	17.01	11,374,847	-	1.00	to	3.10	(8.22)	to	(2.48)
2014	417,805	18.54	to	25.22	9,976,697	-	1.15	to	3.10	2.41	to	4.43

MML Small Company Value Sub-Account
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
2017	891,099	13.79	to	24.93	19,508,502	0.48	1.00	to	3.10	8.03	to	10.31
2016	612,066	12.50	to	23.08	14,305,376	0.41	1.00	to	3.10	28.14	to	30.85
2015	504,061	9.56	to	18.01	10,034,823	0.14	1.00	to	3.10	(8.53)	to	(4.44)
2014	456,849	19.69	to	21.89	9,900,024	-	1.15	to	3.10	(2.82)	to	(0.91)

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Small/Mid Cap Value Sub-Account (Initial Class)
2018	4,387,318	$17.93	to	$32.11	$100,384,944	0.46%	0.95%	to	2.60%	(17.12)%	to	(15.73)%
2017	4,849,266	21.64	to	38.11	132,667,980	0.50	0.95	to	2.60	10.54	to	12.37
2016	5,653,797	19.57	to	33.91	138,163,724	0.55	0.95	to	2.60	21.90	to	23.92
2015	6,739,936	16.06	to	27.37	133,194,000	0.71	0.95	to	2.60	(7.96)	to	(6.43)
2014	7,251,421	17.45	to	29.25	154,625,554	0.61	0.95	to	2.60	6.64	to	8.41

MML Small/Mid Cap Value Sub-Account (Service Class)
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
2017	962,628	13.36	to	20.51	22,379,494	0.30	1.00	to	3.10	9.63	to	11.96
2016	886,931	11.93	to	18.71	19,564,381	0.32	1.00	to	3.10	21.03	to	23.58
2015	858,472	9.66	to	15.46	15,923,597	0.50	1.00	to	3.10	(8.62)	to	(3.44)
2014	769,745	16.92	to	20.65	15,481,539	0.47	1.15	to	3.10	5.83	to	7.91

MML Special Situations Sub-Account (Service Class I)
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)
2017	37,834	12.62	to	12.84	485,763	-	1.00	to	1.80	16.47	to	17.40
2016	23,898	10.83	to	10.94	261,283	0.54	1.00	to	1.80	13.48	to	14.39
2015[6]	10,346	9.55	to	9.56	98,920	-	1.00	to	1.80	(4.52)	to	(4.38)

MML Strategic Emerging Markets Sub-Account
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
2017	1,061,488	10.55	to	13.23	13,380,725	-	1.00	to	3.10	29.77	to	32.51
2016	947,781	8.13	to	9.99	8,983,421	0.24	1.00	to	3.10	2.88	to	5.05
2015	844,443	7.90	to	9.51	7,591,791	0.86	1.00	to	3.10	(16.97)	to	(4.95)
2014	776,093	9.51	to	10.68	8,249,934	0.05	1.15	to	3.10	(8.51)	to	(6.71)

MML Total Return Bond Sub-Account
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
2017	1,912,466	9.49	to	10.72	19,956,564	1.84	0.95	to	3.10	(0.40)	to	1.76
2016	1,691,159	9.53	to	10.53	17,462,137	1.68	0.95	to	3.10	(0.82)	to	1.33
2015	1,533,107	9.61	to	10.39	15,732,127	3.17	0.95	to	3.10	(3.10)	to	(0.99)
2014	1,242,579	9.91	to	10.50	12,917,884	1.77	0.95	to	3.10	1.24	to	3.44

MML U.S. Government Money Market Sub-Account
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
2017	7,302,616	7.61	to	9.32	67,087,752	0.35	0.95	to	3.10	(2.70)	to	(0.59)
2016	7,886,513	7.83	to	9.37	72,659,675	-	0.95	to	3.10	(2.94)	to	(0.84)
2015	8,011,374	8.06	to	9.45	74,519,144	0.01	0.95	to	3.10	(3.05)	to	(0.94)
2014	8,873,464	8.32	to	9.54	83,454,199	-	0.95	to	3.10	(3.05)	to	(0.94)

Oppenheimer Capital Appreciation Sub-Account (Service)
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
2017	636,528	16.52	to	22.60	13,651,148	0.01	1.15	to	3.10	22.66	to	25.06
2016	669,136	13.47	to	18.07	11,507,034	0.11	1.15	to	3.10	(5.40)	to	(3.54)
2015	719,485	14.24	to	18.74	12,694,135	-	1.15	to	3.10	0.12	to	2.09
2014	559,805	14.22	to	18.35	9,721,734	0.18	1.15	to	3.10	11.61	to	13.81

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
2017	8,824,152	17.42	to	23.59	195,124,067	0.24	0.95	to	2.60	23.59	to	25.64
2016	10,289,099	14.10	to	18.78	181,883,596	0.42	0.95	to	2.60	(4.71)	to	(3.12)
2015	11,140,031	14.79	to	19.38	204,161,032	0.09	0.95	to	2.60	0.89	to	2.56
2014	12,954,342	14.67	to	18.90	232,982,208	0.46	0.95	to	2.60	12.45	to	14.32

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

Oppenheimer Conservative Balanced Sub-Account (Service)
2018	5,419	$10.01	to	$13.03	$66,010	1.73%	1.15%	to	2.65%	(8.02)%	to	(6.62)%
2017	5,979	10.88	to	13.95	78,036	1.69	1.15	to	2.65	6.11	to	7.71
2016	6,910	10.25	to	12.95	84,787	2.12	1.15	to	2.65	2.22	to	3.77
2015	9,360	10.03	to	12.48	112,578	2.05	1.15	to	2.65	(2.06)	to	(0.58)
2014	10,465	10.24	to	12.55	127,396	1.80	1.15	to	2.65	5.19	to	6.78

Oppenheimer Conservative Balanced Sub-Account (Non-Service)
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
2017	534,403	11.09	to	16.22	8,114,383	1.96	0.95	to	2.60	6.46	to	8.22
2016	630,503	10.42	to	14.99	8,876,450	2.39	0.95	to	2.60	2.57	to	4.27
2015	703,999	10.16	to	14.37	9,535,222	2.25	0.95	to	2.60	(1.76)	to	(0.12)
2014	839,226	10.34	to	14.39	11,428,031	2.09	0.95	to	2.60	5.42	to	7.17

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
2017	531,806	12.85	to	18.78	10,967,039	-	1.00	to	3.10	24.55	to	27.18
2016	413,368	10.10	to	15.08	7,455,029	-	1.00	to	3.10	(1.03)	to	1.06
2015	418,015	10.00	to	15.24	7,838,962	-	1.00	to	3.10	(0.05)	to	3.10
2014	360,959	14.78	to	18.90	6,561,362	-	1.15	to	3.10	2.30	to	4.32

Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)
2018	4,535,962	18.13	to	24.39	99,470,922	-	0.95	to	2.60	(8.51)	to	(6.98)
2017	5,478,879	19.81	to	26.22	130,393,799	0.03	0.95	to	2.60	25.50	to	27.58
2016	6,350,802	15.79	to	20.55	119,229,530	-	0.95	to	2.60	(0.29)	to	1.37
2015	7,089,700	15.83	to	20.27	132,434,269	-	0.95	to	2.60	3.87	to	5.60
2014	8,347,886	15.24	to	19.20	149,432,184	-	0.95	to	2.60	3.07	to	4.78

Oppenheimer Global Sub-Account (Service)
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)
2017	2,668,038	12.98	to	21.15	65,203,626	0.72	1.00	to	3.10	32.17	to	34.97
2016	2,429,442	9.61	to	16.00	47,830,566	0.77	1.00	to	3.10	(3.20)	to	(1.15)
2015	2,296,397	9.73	to	16.53	48,068,966	1.05	1.00	to	3.10	(2.74)	to	0.51
2014	2,027,123	16.45	to	21.74	41,625,178	0.86	1.15	to	3.10	(1.06)	to	(0.89)

Oppenheimer Global Sub-Account (Non-Service)
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)
2017	7,226,325	22.31	to	32.94	214,656,278	0.94	0.95	to	2.60	33.17	to	35.38
2016	8,685,167	16.75	to	24.33	191,007,098	1.07	0.95	to	2.60	(2.48)	to	(0.86)
2015	9,468,058	17.18	to	24.54	211,458,450	1.30	0.95	to	2.60	1.28	to	2.96
2014	10,815,603	16.96	to	23.83	236,187,394	1.11	0.95	to	2.60	(1.33)	to	(0.33)

Oppenheimer Global Multi-Alternatives Sub-Account
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
2017	232,850	8.90	to	9.63	2,246,753	0.79	0.95	to	3.10	(2.86)	to	(0.76)
2016	179,042	9.16	to	9.70	1,736,290	1.31	0.95	to	3.10	0.34	to	2.51
2015	142,078	9.13	to	9.46	1,340,687	0.08	0.95	to	3.10	(6.81)	to	(4.78)
2014[5]	109,800	9.80	to	9.94	1,087,836	6.56	0.95	to	3.10	(2.03)	to	(0.60)
Oppenheimer Global Strategic Income Sub-Account (Service)
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)
2017	4,881,261	10.75	to	13.07	75,321,693	1.95	1.00	to	3.10	2.81	to	4.99
2016	4,528,125	10.24	to	12.72	68,620,181	4.57	1.00	to	3.10	3.03	to	5.21
2015	4,740,022	9.73	to	12.34	69,114,608	5.35	1.00	to	3.10	(5.47)	to	(2.71)
2014	4,722,319	13.06	to	15.46	71,736,469	3.88	1.15	to	3.10	(0.64)	to	1.32

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2018	10,593,916	$12.86	to	$20.14	$173,249,673	4.84%	0.95%	to	2.60%	(6.86)%	to	(5.31)%
2017	12,240,624	13.81	to	21.27	211,836,285	2.29	0.95	to	2.60	3.55	to	5.27
2016	13,230,514	13.34	to	20.20	218,695,233	5.00	0.95	to	2.60	3.81	to	5.53
2015	15,133,537	12.85	to	19.14	237,820,282	5.89	0.95	to	2.60	(4.77)	to	(3.18)
2014	16,959,594	13.49	to	19.77	276,588,610	4.27	0.95	to	2.60	0.20	to	1.87

Oppenheimer Government Money Sub-Account
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
2017	758,493	8.21	to	10.37	7,890,182	0.38	0.95	to	2.60	(2.18)	to	(0.56)
2016	769,084	8.40	to	10.43	8,057,894	0.01	0.95	to	2.60	(2.55)	to	(0.93)
2015	976,501	8.62	to	10.53	10,336,029	0.01	0.95	to	2.60	(2.56)	to	(0.94)
2014	1,182,007	8.84	to	10.63	12,697,559	0.01	0.95	to	2.60	(2.56)	to	(0.94)

Oppenheimer International Growth Sub-Account (Service)
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
2017	1,259,629	11.83	to	19.25	28,549,998	1.14	1.00	to	3.10	22.60	to	25.19
2016	1,142,092	9.45	to	15.70	22,105,225	0.82	1.00	to	3.10	(5.68)	to	(3.68)
2015	1,111,652	9.81	to	16.65	23,682,945	0.90	1.00	to	3.10	(1.89)	to	(0.04)
2014	1,102,287	16.66	to	22.06	23,154,989	0.95	1.15	to	3.10	(9.99)	to	(8.21)

Oppenheimer International Growth Sub-Account (Non-Service)
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
2017	1,586,186	20.29	to	28.01	40,886,987	1.43	0.95	to	2.60	23.06	to	25.10
2016	1,727,776	16.48	to	22.39	35,872,901	1.10	0.95	to	2.60	(4.62)	to	(3.04)
2015	1,953,465	17.28	to	23.09	42,333,615	1.17	0.95	to	2.60	0.78	to	2.45
2014	2,173,952	17.15	to	22.54	46,483,217	1.18	0.95	to	2.60	(9.60)	to	(8.10)

Oppenheimer Main Street Sub-Account (Service)
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)
2017	811,263	12.62	to	18.51	14,827,618	1.01	1.00	to	3.10	13.09	to	15.48
2016	578,264	10.93	to	16.37	10,570,828	0.81	1.00	to	3.10	7.91	to	10.19
2015	350,633	9.92	to	15.17	6,571,579	0.59	1.00	to	3.10	(0.80)	to	(0.04)
2014	268,260	15.17	to	19.42	5,013,308	0.57	1.15	to	3.10	7.03	to	9.14

Oppenheimer Main Street Sub-Account (Non-Service)
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)
2017	1,485,284	19.52	to	26.43	35,355,748	1.25	0.95	to	2.60	13.92	to	15.81
2016	1,636,217	17.13	to	22.82	33,814,437	1.12	0.95	to	2.60	8.76	to	10.56
2015	1,773,958	15.75	to	20.64	33,344,658	0.93	0.95	to	2.60	0.68	to	2.35
2014	1,949,206	15.65	to	20.17	36,073,052	0.84	0.95	to	2.60	7.86	to	9.66

Oppenheimer Total Return Bond Sub-Account
2018	145,829			14.21	2,072,652	3.33			1.40			(2.41)
2017	165,749			14.56	2,413,840	2.43			1.40			3.14
2016	187,107			14.12	2,642,040	3.70			1.40			1.84
2015	211,390			13.87	2,931,050	4.06			1.40			(0.44)
2014	249,195			13.93	3,470,605	5.27			1.40			5.77

PIMCO CommodityRealReturn® Strategy Sub-Account
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
2017	2,037,819	4.84	to	6.08	11,904,973	10.98	0.95	to	3.10	(1.06)	to	1.09
2016	2,151,246	4.89	to	6.01	12,471,316	1.01	0.95	to	3.10	11.37	to	13.79
2015	2,168,257	4.39	to	5.28	11,086,242	4.52	0.95	to	3.10	(27.94)	to	(26.37)
2014	2,118,192	6.09	to	7.17	14,781,852	0.26	0.95	to	3.10	(21.11)	to	(19.39)

Notes To Financial Statements (Continued)

8.                          FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

VY® Clarion Global Real Estate Sub-Account
2018	1,049,161	$11.09	to	$14.23	$14,174,962	5.26%	0.95%	to	3.10%	(11.55)%	to	(9.61)%
2017	1,209,503	12.53	to	15.74	18,104,285	3.51	0.95	to	3.10	7.14	to	9.46
2016	1,330,784	11.70	to	14.38	18,270,700	1.09	0.95	to	3.10	(2.44)	to	(0.33)
2015	1,451,985	11.99	to	14.43	20,135,679	3.05	0.95	to	3.10	(4.27)	to	(2.19)
2014	1,419,209	12.53	to	14.75	20,233,673	1.10	0.95	to	3.10	10.38	to	12.78

1The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

4 For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.

5 For the period May 1, 2014 through December 31, 2014. Effective May 1, 2014, this fund became available as an investment option in the Separate Account.

6 For the period of October 26, 2015, through December 31, 2015.  Effective October 26, 2015,  these funds became available as an investment option in the Separate Account.

7For the period January 1, 2018 through March 29, 2018.  Effective March 29, 2018 this Sub-Account after the close of the New York Stock Exchange on March 29, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

8For the period January 1, 2018 through August 31, 2018.  Effective August 31, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on August 31, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

B.       The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge/Surrender Charge This charge is assessed through the redemption of units.	0% - 8%
Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Notes To Financial Statements (Continued)

8.                          Financial Highlights (Continued)

Additional Death Benefit Options These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Reset Death Benefit**	0.00% - 0.20%
B. Ratchet Death Benefit***	0.00% - 0.70%
C. 5% roll Up Death Benefit	0.00% - 0.40%
D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
E. Return of Purchase Payment	0.00% - 0.35%

Rider Charges These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Equalizer Benefit	0.00% - 0.50%
B. Nursing Home Waiver	0.00% - 0.05%
C. Earnings Enhancement Benefit	0.00% - 0.30%
D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%
G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*               The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.

**          For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.

***     The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.                          SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 19, 2019, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2018 and 2017 and

for the years ended December 31, 2018, 2017 and 2016

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

Independent Auditors’ Report

The Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance , which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices as described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/KPMG

Hartford, Connecticut
February 23, 2019, except for Note 18,
as to which the date is March 19, 2019

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2017
	(In Millions)
Assets:
Bonds	$97,079	$90,435
Preferred stocks	744	768
Common stocks — subsidiaries and affiliates	12,327	14,424
Common stocks — unaffiliated	500	1,212
Mortgage loans	23,624	22,580
Policy loans	13,873	13,327
Real estate	488	857
Partnerships and limited liability companies	8,599	7,678
Derivatives	8,741	8,857
Cash, cash equivalents and short-term investments	4,318	3,580
Other invested assets	943	203
Total invested assets	171,236	163,921
Investment income due and accrued	3,018	2,199
Federal income taxes	612	544
Deferred income taxes	983	761
Other than invested assets	3,320	3,476
Total assets excluding separate accounts	179,169	170,901
Separate account assets	64,478	69,162
Total assets	$243,647	$240,063

Liabilities and Surplus:
Policyholders’ reserves	$121,978	$115,764
Liabilities for deposit-type contracts	14,370	13,014
Contract claims and other benefits	479	513
Policyholders’ dividends	1,713	1,601
General expenses due or accrued	1,096	1,074
Asset valuation reserve	3,307	3,207
Repurchase agreements	4,768	4,204
Commercial paper	250	250
Collateral	2,946	2,661
Derivatives	4,912	5,979
Funds held under coinsurance	4,099	4,001
Other liabilities	3,641	2,928
Total liabilities excluding separate accounts	163,559	155,196
Separate account liabilities	64,478	69,162
Total liabilities	228,037	224,358
Surplus	15,610	15,705
Total liabilities and surplus	$243,647	$240,063

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
Revenue:
Premium income	$22,929	$17,486	$21,432
Net investment income	7,774	6,542	6,334
Fees and other income	1,018	1,425	1,283
Total revenue	31,721	25,453	29,049
Benefits and expenses:
Policyholders’ benefits	23,007	20,019	18,312
Change in policyholders’ reserves	4,499	740	7,387
Change in group annuity reserves assumed	(1,221)	(887)	(1,510)
General insurance expenses	2,366	2,604	2,251
Commissions	1,062	1,009	938
State taxes, licenses and fees	258	245	237
Total benefits and expenses	29,971	23,730	27,615
Net gain from operations before dividends and federal income taxes	1,750	1,723	1,434
Dividends to policyholders	1,695	1,569	1,566
Net gain from operations before federal income taxes	55	154	(132)
Federal income tax expense (benefit)	(168)	(320)	(326)
Net gain from operations	223	474	194
Net realized capital (losses) gains	(1,044)	(422)	(208)
Net (loss) income	$(821)	$52	$(14)

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2018	2017	2016
		(In Millions)
Surplus, beginning of year	$15,705	$15,423	$14,983
Decrease due to:
Net (loss) income	(821)	52	(14)
Change in net unrealized capital gains (losses), net of tax	1,779	368	1,105
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(594)	721	(441)
Change in other net deferred income taxes	291	(1,084)	247
Change in nonadmitted assets	(716)	124	(326)
Change in asset valuation reserve	(100)	(29)	(361)
Change in surplus notes	—	36	—
Change in minimum pension liability	128	61	6
Prior period adjustments	(47)	45	34
Other	(15)	(12)	190
Net (decrease) increase	(95)	282	440
Surplus, end of year	$15,610	$15,705	$15,423

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017	2016
		(In Millions)
Cash from operations:
Premium and other income collected	$23,625	$22,194	$21,685
Net investment income	6,762	6,542	6,394
Benefit payments	(22,916)	(19,718)	(17,832)
Net transfers from separate accounts	3,091	3,510	2,282
Net receipts from group annuity reserves assumed	1,221	887	1,510
Commissions and other expenses	(3,924)	(3,523)	(3,355)
Dividends paid to policyholders	(1,588)	(1,577)	(1,698)
Federal and foreign income taxes recovered (paid)	162	(3)	353
Net cash from operations	6,433	8,312	9,339

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	19,214	19,838	14,660
Preferred and common stocks — unaffiliated	985	516	577
Common stocks — affiliated	1,723	346	75
Mortgage loans	2,330	3,062	3,847
Real estate	276	226	59
Partnerships and limited liability companies	2,155	1,972	908
Derivatives	633	54	545
Other	(548)	(273)	(122)
Total investment proceeds	26,768	25,741	20,549
Cost of investments acquired:
Bonds	(26,526)	(24,910)	(21,393)
Preferred and common stocks — unaffiliated	(311)	(887)	(379)
Common stocks — affiliated	(583)	(230)	(1,499)
Mortgage loans	(3,698)	(4,543)	(3,505)
Real estate	233	(267)	(201)
Partnerships and limited liability companies	(1,653)	(1,851)	(1,568)
Derivatives	(927)	(598)	(627)
Other	202	(89)	115
Total investments acquired	(33,263)	(33,375)	(29,057)
Net increase in policy loans	(546)	(867)	(648)
Net cash from investing activities	(7,041)	(8,501)	(9,156)

Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	87	1,360	755
Cash provided by surplus note issuance	—	36	—
Change in repurchase agreements	565	(525)	(401)
Change in collateral	50	(180)	712
Other cash provided (used)	644	(648)	(572)
Net cash from financing and miscellaneous sources	1,346	43	494
Net change in cash, cash equivalents and short-term investments	738	(146)	677
Cash, cash equivalents and short-term investments:
Beginning of year	3,580	3,726	3,049
End of year	$4,318	$3,580	$3,726

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.     Nature of operations

Massachusetts Mutual Life Insurance Company (the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Direct to Consumer (DTC), Institutional Solutions (IS) and Workplace Solutions (WS) distribution channels.

MMFA is a sales force that includes financial advisors that operate in the U.S. MMFA sells individual life, individual annuities and disability insurance. The Company’s DTC distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s WS distribution channel sells group life insurance and annuity products as well as individual life insurance, critical illness and long term care products distributed through investment advisors.

2.     Summary of significant accounting policies

a.   Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:  (a) bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate and credit default swaps associated with replicated asset transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation; (f) certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation; (h) assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method (CRVM), Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest; (k) liabilities for policyholder reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts due from reinsurers for the amounts ceded; (l) an asset valuation reserve (AVR) is reported as a

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) the overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset; (p) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (q) payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period; (s) Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income; and (t) the change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.   Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

c.   Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.   Common stocks — subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State), and MassMutual Holding LLC (MMHLLC), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value, adjusted by a portion of its noncontrolling interests (NCI) after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,749 million as of December 31, 2018 and $2,703 million as of December 31, 2017. Operating results, less dividends declared, for MMHLLC is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC are recorded in net investment income when declared and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks — subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual International LLC (MMI) was classified as common stocks — subsidiaries and affiliates as of December 31, 2017 and as partnerships and LLCs as of December 31, 2018. MMI was accounted for using the statutory equity method in both years. Prior to December 31, 2018, the Company accounts for the value of MMI at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets. At December 31, 2018, the value of MMI was recorded at its underlying U.S. GAAP equity value. The change in the value of MMI is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus.

Refer to Note 5c. “Common stocks — subsidiaries and affiliates” for further information on the valuation of MMHLLC and MMI.

e.     Common stocks — unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

   f.     Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.   Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2018 and 2017. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan to the extent it does not exceed the cash surrender value of the underlying contract.

h.   Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in realized capital losses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

i.    Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

MMI was classified as common stocks — subsidiaries and affiliates as of December 31, 2017 and as partnerships and LLCs as of December 31, 2018. MMI was accounted for using the statutory equity method in both years.  Prior to December 31, 2018, the Company accounts for the value of MMI at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets.  At December 31, 2018, the value of MMI was recorded at its underlying U.S. GAAP equity value.  The change in the value of MMI is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus.

Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

   j.   Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

k.   Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

l.    Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

m.  Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

n.   Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

o.   Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts.  Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder.  For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

  p.  Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on:  (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

q.   Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, benefits to policyholders (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

r.    Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or CRVM bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table, modified to reflect the Company’s morbidity experience.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statutory Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statement of Operations.

Variable annuity GMDBs provide a death benefit in excess of the contract value if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid generally adjusted for withdrawals), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock or bond markets causing the contract value to fall below the guaranteed specified amount will increase the net amount at risk, which is the amount of the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum contract value at the end of the product’s guarantee period. If the contract value is below that guarantee at the end of the period, the contract value is increased to the guaranteed minimum account benefit value and the contract continues from that point. Options for the guarantee period are 10, 12, 20 and 26 years. These options are only available upon contract issue.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum amount when the contract is annuitized. The GMIBs would be beneficial to the contract holder if the contract holder’s contract value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company issued GMIB Basic from 2002 to 2007.

GMIB Plus replaced GMIB Basic and was issued from 2007 to 2009. GMIB Plus includes a product version, which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. If a contract owner takes a withdrawal, the GMIB Plus value is recalculated by making an adjustment for withdrawals. There are two types of adjustments for withdrawals:  (1) Dollar for dollar adjustment — during each contract year, the GMIB Plus value will be lower for each dollar that is withdrawn up to and equal to the current contract year interest credited on the GMIB Plus value; (2) Pro-rata adjustment — during each contract year, for any amount withdrawn that exceeds the current contract year interest credited on the GMIB Plus value, the GMIB Plus value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact the GMIB Plus value. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This guarantee was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions are used for mortality, expenses and commissions, investment management fees, taxes and policyholder behavior including lapses, partial withdrawals, annuitization and additional premium. These assumptions are consistent with those used for asset adequacy testing and are based on Company experience. Stochastic reserves are driven by the degree that the variable annuity benefits are “in the money” at projected interest rates and equity market levels, expenses, discount rates, net derivative values, and  policyholder behavior.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

LTC policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

LTC claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.    Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

t.      Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 56% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2018 and December 31, 2017.

u.   Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

v.   Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

w.  Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

x.     Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes.  Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

  y.     Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

z.     Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants   receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

aa.     Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, amounts withheld, other miscellaneous liabilities, liabilities for employee benefits and due and accrued separate account transfers.

bb.     Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

cc.     Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds.  OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary:  (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure.  Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary:  (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.     New accounting standards

Adoption of new accounting standards

In June 2016, the NAIC adopted substantive revisions to Statements of Statutory Accounting Principles (SSAP) No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR), which were effective on January 1, 2017. The adoption of PBR only applies to new life insurance policies issued after January 1, 2017, however the Company plans to adopt these revisions to SSAP No. 51R using the 3-year phased in approach by no later than January 1, 2020. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the Company will be required to hold the higher of (a) the reserve using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The modifications are not expected to have a material effect on the Company’s total life reserves and surplus in the financial statements.

In June 2017, the NAIC adopted modifications to SSAP No. 37, Mortgage Loans, which became effective June 8, 2017.  These modifications clarify that a reporting entity providing a mortgage loan as a “participant in a mortgage loan agreement”, should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender.  These modifications did not have a financial impact on the Company.  The Company has added the additional disclosures to the Company’s financial statements.

In January 2017, the NAIC adopted modifications to SSAP No. 86, Derivatives, which were effective January 1, 2018. The modifications maintain gross reporting of derivative variation margin as a separate unit of account, rather than characterizing as a legal settlement with mark-to-market changes recorded in surplus. Regarding exchange traded futures, these modifications further clarified that variation margin and mark-to-market changes should be recorded in the same manner as all other derivative instruments. Starting in 2018, the Company records mark-to-market gains and losses from exchange traded futures as unrealized gains or losses instead of realized gains or losses and grosses up the derivatives and collateral line items on its financial statements. These modifications did not impact total surplus and did not have a material impact on the Company’s financial statements.

In April 2017, the NAIC adopted modifications to SSAP No. 69, Statement of Cash Flows, to adopt Accounting Standards Update (ASU) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, in its entirety, effective January 1, 2018 on a retrospective basis. These modifications address the classification and disclosure of certain items within the statements of cash flows. Upon adoption, proceeds from the settlement of the Company’s corporate owned life insurance policies were classified as investing activities instead of operating activities. Additionally, the Company elected to apply the nature of distribution approach to subsidiary, controlled or affiliated equity method investments and the cumulative earnings approach to all other equity method investments in determining whether distributions received from equity method investees are returns on investment, recorded as operating activities, or returns of investment, recorded as investing activities. Although the adoption of these modifications required reclassification between investing and operating cash flows, they did not have a material impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In November 2017, the NAIC adopted modifications to SSAP No. 100R, Fair Value, allowing NAV per share as a practical expedient to fair value, either when specifically named in a SSAP or when the investee qualifies as an investment company, which were effective January 1, 2018. These modifications adopted, with modification, applicable U.S. GAAP, allowing greater consistency with Financial Accounting Standards Board’s allowable use of NAV. These modifications also included the U.S. GAAP requirement to report instruments measured at NAV as a practical expedient outside of the fair value hierarchy disclosure as a separate item, along with a description of the terms and conditions of redemption features, amounts of unfunded commitments, restrictions to sell, and various other items. As a result of these modifications, the NAIC issued SSAP No. 100R, Fair Value. The adoption of these modifications did not have an impact on the Company’s financial statements.

In November 2017, the NAIC adopted modifications to SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, for Subsidiary and Controlled Affiliate (SCA) loss tracking and filing deadlines, which were effective December 31, 2018. The modifications add a loss-tracking disclosure for inclusion in year-end financial statements, which will track the losses beginning when the SCA’s equity value falls below zero and will remain as long as the SCA’s equity value remains in a deficit position and through the first year in which the equity position becomes positive. The modifications further clarify the SCA filing deadlines that have extended the Sub-1 filings from a 30-day to a 90-day timeframe and the Sub 2 from a June 30th deadline to an August 31st deadline. For SCA filings that regularly occur after the August 31st deadline, the filing is due one month after the audit date. The Company has adopted these modifications and currently has very few SCA’s in a loss position. The adoption of this modification did not materially impact the Company’s financial statements.

In February 2018, the NAIC adopted modifications to SSAP No. 9, Subsequent Events, and SSAP No. 101, Income Taxes, to temporarily allow any revised tax calculations resulting from the Tax Cuts and Job Act (the Act) that occurred after statutory filing, to be classified as changes in estimate, thus avoiding classification as Type 1 subsequent events. Under SSAP No. 9, reporting entities are generally required to amend their filed statutory financial statements in their domestic state to ensure that the statutory financial statements and the audited financial statements are consistent if a Type 1 event is identified after the statutory financial statements are filed, but before the audited financial statements are issued. The adoption of this modification did not materially impact the Company’s financial statements.

In February 2018, the NAIC adopted modifications to SSAP No. 92, Pensions, and SSAP No. 102, Postretirement Benefits Other Than Pension, to eliminate the reconciliation of level 3 pension plan assets from the Company’s financial statement disclosures, which were effective March 24, 2018. These modifications further clarify that detailed information regarding the reconciliation of the level 3 fair value categories of these assets is no longer required for statutory reporting purposes as the plan assets are not reported in the balance sheet of insurance entities.  The Company has adopted these modifications.

In November 2018, the NAIC adopted modifications to SSAP No. 15, Debt and Holding Company Obligations, and SSAP No. 25, Affiliates and Other Related Parties, to clarify that (1) forgiveness of a reporting entity obligation should be recognized as contributed capital; (2) forgiveness of an amount owed to the reporting entity should be recognized as a dividend; and (3) waivers or modifications to ‘amounts charged’ in transactions involving services provided between related parties should be reassessed to determine that the fair and reasonable standards requirement continues to be met. These modifications also clarify that if the transaction is with a parent or other stockholder and the charge for services has been fully waived the guidance in SSAP No. 72, Surplus and Quasi-Reorganization, for recognition as contributed capital (forgiveness of a reporting entity obligation) or as a dividend (forgiveness of amount owed to the reporting entity) should be applied. The Company has adopted these modifications.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Future adoption of new accounting standards

In November 2018, the NAIC adopted modifications to the liquidity risk disclosure requirements of SSAP No. 51R, Life Contracts, No. 52, Deposit-Type Contracts, and No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, effective December 31, 2019. The modifications will require the Company to provide additional liquidity risk information such as current surrender charges, amount of account value, cash value and reserves breakouts by withdrawal characteristics for certain general and separate account products and groups of products. Additionally, a reconciliation of amounts of total reserves disclosed to the applicable annual statement exhibits, and the corresponding financial statement line items will be required. The Company is currently evaluating the impact of the modifications to the liquidity risk disclosures in its financial statements.

In November 2018, the NAIC issued SSAP No. 30R, Unaffiliated Common Stock, effective January 1, 2019. These clarifications to unaffiliated common stock include SEC registered investment companies, such as closed-end mutual funds and unit investments trusts. The modification also includes public stock warrants, while nonpublic stock warrants would be classified as derivative instruments. The Company is currently evaluating these modifications to determine the potential impact on its financial statements.

In November 2018, the NAIC issued SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, to provide special accounting guidance for limited derivatives hedging variable annuity guarantee benefits that are subject to fluctuations from interest rates. This modification applies to variable annuity contracts and other contracts involving certain guaranteed benefits that are valued under principles-based reserving. This modification permits an insurer to use macro-hedging by designating as the host contract, an entire book of business or subsection consisting of interest sensitive variable annuity guarantee benefits, in a fair value hedge. The Company is required to record at fair value the interest rate sensitive variable annuity guarantee (that is, the hedged item) and the related derivative hedging instrument. Changes in the fair value of the derivatives attributable to the hedged item are recorded in realized gains and losses to offset the changes in the fair value of the hedged item. The excess or deficiency of the change in fair value of the derivative compared to the change in the fair value of the hedged item should be recorded as an admitted deferred asset or deferred liability, and amortized through realized capital gains and losses over the remaining term of the interest rate sensitive variable annuity, not to exceed 10 years. The Company is also required to record a special surplus allocation of an amount equal to the deferred asset and deferred liability from unassigned surplus. Changes in the fair value of the derivative that is not attributable to the hedge risk should be recorded in unrealized gains and losses. The Company will be required to disclose information about the derivative and related hedged items. The Company is currently evaluating this guidance to determine the potential impact on its financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.     Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2018
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,854	$6,193	$—	$6,193	$—
All other governments	1,487	1,481	—	1,415	66
States, territories and possessions	614	647	—	647	—
Political subdivisions	547	571	—	571	—
Special revenue	5,927	6,421	—	6,412	9
Industrial and miscellaneous	75,124	74,538	10	42,695	31,833
Parent, subsidiaries and affiliates	7,526	7,570	—	1,172	6,398
Preferred stocks	744	734	12	—	722
Common stocks - subsidiaries and affiliates	398	398	233	—	165
Common stocks - unaffiliated	500	500	194	—	306
Mortgage loans - commercial	22,357	22,794	—	—	22,794
Mortgage loans - residential	1,267	1,211	—	—	1,211
Derivatives:
Interest rate swaps	6,629	6,858	—	6,858	—
Options	911	911	—	911	—
Currency swaps	843	843	—	843	—
Forward contracts	106	113	—	113	—
Credit default swaps	18	6	—	6	—
Interest rate caps and floors	18	18	—	18	—
Financial futures	216	216	—	216	—
Cash, cash equivalents and short-term investments	4,318	4,318	175	4,143	—
Separate account assets	64,478	64,478	41,358	22,569	551
Financial liabilities:
Guaranteed interest contracts	8,825	8,729	—	—	8,729
Group annuity contracts and other deposits	17,863	17,951	—	—	17,951
Individual annuity contracts	8,131	8,925	—	—	8,925
Supplementary contracts	1,178	1,179	—	—	1,179
Repurchase agreements	4,768	4,768	—	4,768	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	4,647	5,111	—	5,111	—
Options	5	5	—	5	—
Currency swaps	232	232	—	232	—
Forward contracts	12	28	—	28	—
Credit default swaps	2	3	—	3	—
Financial futures	14	14	—	14	—

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Common stocks — subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $11,929 million.

	December 31, 2017
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$7,149	$7,697	$—	$7,696	$1
All other governments	1,181	1,269	—	1,200	69
States, territories and possessions	596	651	—	651	—
Political subdivisions	532	576	—	576	—
Special revenue	5,814	6,518	—	6,507	11
Industrial and miscellaneous	68,140	71,342	—	41,333	30,009
Parent, subsidiaries and affiliates	7,023	7,133	—	1,075	6,058
Preferred stocks	768	786	36	—	750
Common stocks - subsidiaries and affiliates	454	454	344	—	110
Common stocks - unaffiliated	1,212	1,212	901	—	311
Mortgage loans - commercial	20,777	21,301	—	—	21,301
Mortgage loans - residential	1,803	1,760	—	—	1,760
Derivatives:
Interest rate swaps	7,684	8,269	—	8,269	—
Options	745	745	—	745	—
Currency swaps	386	386	—	385	1
Forward contracts	13	22	—	22	—
Credit default swaps	29	36	—	36	—
Cash, cash equivalents and short-term investments	3,580	3,580	218	3,362	—
Separate account assets	69,162	69,162	46,006	22,447	709
Financial liabilities:
Guaranteed interest contracts	8,834	8,549	—	—	8,549
Group annuity contracts and other deposits	18,132	18,505	—	—	18,505
Individual annuity contracts	6,570	8,009	—	—	8,009
Supplementary contracts	1,167	1,168	—	—	1,168
Repurchase agreements	4,204	4,204	—	4,204	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	5,314	5,372	—	5,372	—
Options	7	7	—	7	—
Currency swaps	569	569	—	561	8
Forward contracts	88	88	—	88	—
Credit default swaps	1	1	—	1	—

Common stocks — subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $13,970 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 — Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 — One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Annually, the Company reviews the primary pricing vendor to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendor, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset/liability management analysis.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$30	$64	$104
Parent, subsidiaries and affiliates	—	82	66	148
Common stocks - subsidiaries and affiliates	233	—	165	398
Common stocks - unaffiliated	194	—	306	500
Derivatives:
Interest rate swaps	—	6,629	—	6,629
Options	—	911	—	911
Currency swaps	—	843	—	843
Forward contracts	—	106	—	106
Interest rate caps and floors	—	18	—	18
Financial futures	—	216	—	216
Separate account assets	41,358	22,569	551	64,478
Total financial assets carried at fair value	$41,795	$31,404	$1,152	$74,351

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$4,647	$—	$4,647
Options	—	5	—	5
Currency swaps	—	232	—	232
Forward contracts	—	12	—	12
Financial futures	—	15	—	15
Total financial liabilities carried at fair value	$—	$4,911	$—	$4,911

For the year ended December 31, 2018, there were no significant transfers between Level 1 and Level 2 and the Company does not have any financial instruments that were carried at NAV as a practical expedient.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$6	$—	$6
Industrial and miscellaneous	—	11	55	66
Parent, subsidiaries and affiliates	—	18	61	79
Preferred stocks	3	—	2	5
Common stocks - subsidiaries and affiliates	344	—	110	454
Common stocks - unaffiliated	901	—	311	1,212
Derivatives:
Interest rate swaps	—	7,684	—	7,684
Options	—	745	—	745
Currency swaps	—	385	1	386
Forward contracts	—	13	—	13
Separate account assets	46,006	22,447	709	69,162
Total financial assets carried at fair value	$47,254	$31,309	$1,249	$79,812

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$5,314	$—	$5,314
Options	—	7	—	7
Currency swaps	—	561	8	569
Forward contracts	—	88	—	88
Total financial liabilities carried at fair value	$—	$5,970	$8	$5,978

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. For the year ended December 31, 2017, $298 million of unaffiliated common stock were transferred from Level 2 to Level 1.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets — These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) — These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) — These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities — These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company’s Level 3 assets carried at fair value:

		Gains	Gains
	Balance	(Losses) in	(Losses)								Balance
	as of	Net	in					Transfers			as of
	1/1/18	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/18
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$55	$(4)	$(5)	$—	$1	$—	$(9)	$—	$—	$26	$64
Parent, subsidiaries, and affiliates	61	4	(7)	9	—	—	(6)	5	—	—	66
Preferred stocks	2	—	—	—	—	—	—	—	—	(2)	—
Common stocks - subsidiaries and affiliates	110	—	41	5	6	—	(10)	9	—	4	165
Common stocks - unaffiliated	311	6	14	16	3	—	(44)	—	—	—	306
Derivatives:
Currency swaps	1	—	—	—	—	—	—	—	(1)	—	—
Separate account assets	709	7	1	112	—	(278)	—	—	—	—	551
Total financial assets	$1,249	$13	$44	$142	$10	$(278)	$(69)	$14	$(1)	$28	$1,152

Financial liabilities
Derivatives:
Currency swaps	$8	$—	$—	$—	$—	$—	$—	$—	$(8)	$—	$—

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now lower than the book value.

		Gains	Gains
	Balance	(Losses) in	(Losses)								Balance
	as of	Net	in					Transfers			as of
	1/1/17	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/17
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$57	$1	$(4)	$—	$—	$—	$(4)	$—	$(8)	$13	$55
Parent, subsidiaries, and affiliates	52	—	9	—	—	—	—	—	—	—	61
Preferred stocks	3	—	—	1	—	—	—	—	—	(2)	2
Common stocks - subsidiaries and affiliates	63	—	13	—	46	—	(11)	—	—	(1)	110
Common stocks - unaffiliated	189	(6)	30	38	—	(8)	(3)	75	(6)	2	311
Derivatives:
Currency swaps	—	—	(5)	—	—	—	—	6	—	—	1
Separate account assets	738	55	—	72	—	(150)	(1)	—	(5)	—	709
Total financial assets	$1,102	$50	$43	$111	$46	$(158)	$(19)	$81	$(19)	$12	$1,249

Financial liabilities
Derivatives:
Currency swaps	$—	$—	$4	$—	$—	$—	$—	$4	$—	$—	$8

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.     Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.              Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2018
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$5,854	$360	$21	$6,193
All other governments	1,487	29	35	1,481
States, territories and possessions	614	35	2	647
Political subdivisions	547	27	3	571
Special revenue	5,927	517	23	6,421
Industrial and miscellaneous	75,124	1,337	1,923	74,538
Parent, subsidiaries and affiliates	7,526	112	68	7,570
Total	$97,079	$2,417	$2,075	$97,421

The December 31, 2018 gross unrealized losses exclude $30 million of losses included in the carrying value.  These losses include $30 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2017
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$7,149	$566	$18	$7,697
All other governments	1,181	93	5	1,269
States, territories and possessions	596	56	1	651
Political subdivisions	532	45	1	576
Special revenue	5,814	711	7	6,518
Industrial and miscellaneous	68,140	3,510	308	71,342
Parent, subsidiaries and affiliates	7,023	147	37	7,133
Total	$90,435	$5,128	$377	$95,186

The December 31, 2017 gross unrealized losses exclude $24 million of losses included in the carrying value.  These losses include $22 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers.  These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2018		2017
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)
1	Aaa/ Aa/ A	$53,587	55%	$48,770	54%
2	Baa	36,789	38	33,221	37
3	Ba	2,852	3	4,253	5
4	B	2,005	2	2,809	3
5	Caa and lower	1,495	2	995	1
6	In or near default	351	—	387	—
	Total	$97,079	100%	$90,435	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2018				2017
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)
1	$968	100%	$2,109	95%	$672	100%	$1,749	99%
2	—	—	23	1	—	—	6	—
3	—	—	—	—	—	—	3	—
4	—	—	11	1	—	—	—	—
5	—	—	48	2	—	—	—	—
6	—	—	24	1	—	—	26	1
	$968	100%	$2,215	100%	$672	100%	$1,784	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2018 by contractual maturity.  Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties.  Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)

Due in one year or less	$3,331	$3,340
Due after one year through five years	21,610	21,676
Due after five years through ten years	22,357	22,327
Due after ten years	49,781	50,078
Total	$97,079	$97,421

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended
	December 31,
	2018	2017	2016
	(In Millions)
Proceeds from sales	$10,742	$6,669	$6,097
Gross realized capital gains from sales	151	114	132
Gross realized capital losses from sales	(199)	(153)	(248)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2018
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)
U.S. government and agencies	$10	$—	7	$1,459	$21	14
All other governments	586	20	35	255	16	22
States, territories and possessions	9	—	2	88	2	5
Political subdivisions	23	—	4	115	2	7
Special revenue	362	5	52	534	18	96
Industrial and miscellaneous	29,105	865	1,748	16,852	1,071	1,145
Parent, subsidiaries and affiliates	2,146	37	25	3,582	48	8
Total	$32,241	$927	1,873	$22,885	$1,178	1,297

The December 31, 2018 gross unrealized losses include $30 million of losses included in the carrying value.  These losses include $30 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2017
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$857	$11	14	$194	$7	9
All other governments	39	1	11	73	3	15
States, territories and possessions	83	1	3	3	—	4
Political subdivisions	12	—	2	19	—	5
Special revenue	302	2	41	164	5	61
Industrial and miscellaneous	7,161	101	794	5,824	227	678
Parent, subsidiaries and affiliates	3,247	40	6	104	3	5
Total	$11,701	$156	871	$6,381	$245	777

The December 31, 2017 gross unrealized losses include $24 million of losses included in the carrying value.  These losses include $22 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers.  These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2018 and 2017, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2018, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $9,992 million. Securities in an unrealized loss position for less than 12 months had a fair value of $7,859 million and unrealized losses of $141 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,133 million and unrealized losses of $78 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2017, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $3,157 million. Securities in an unrealized loss position for less than 12 months had a fair value of $1,504 million and unrealized losses of $18 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $1,653 million and unrealized losses of $49 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2018 or 2017, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $9 million as of December 31, 2018 and 2017.

Residential mortgage-backed exposure

Residential mortgage-backed securities (RMBS) are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2018, RMBS had a total carrying value of $1,287 million and a fair value of $1,395 million, of which approximately 20%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $472 million and a fair value of $553 million. As of December 31, 2017, RMBS had a total carrying value of $1,452 million and a fair value of $1,620 million, of which approximately 21%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $566 million and a fair value of $687 million.

During the year ended December 31, 2018, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2018, total leveraged loans and leveraged loan CDOs had a carrying value of $12,376 million and a fair value of $12,290 million, of which approximately 82%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2017, total leveraged loans and leveraged loan CDOs had a carrying value of $10,698 million and a fair value of $10,831 million, of which approximately 84%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,231 million and fair value of $2,238 million as of December 31, 2018 and a carrying value of $1,818 million and fair value of $1,835 million as of December 31, 2017.

b.   Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2018	2017
	(In Millions)

Carrying value	$744	$768
Gross unrealized gains	28	29
Gross unrealized losses	(38)	(11)
Fair value	$734	$786

As of December 31, 2018, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $507 million in thirteen issuers, $506 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2017, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $545 million in fifteen issuers, $139 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2018 or 2017.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

with carrying values of $681 million as of December 31, 2018 and $688 million as of December 31, 2017.

c.               Common stocks — subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance (BOLI) policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended
	December 31,
	2018	2017	2016
	(In Millions)

Total revenue	$782	$691	$532
Net income	105	82	82
Assets	12,863	13,323	12,988
Liabilities	11,226	11,750	11,441
Shareholder’s equity	1,637	1,573	1,547

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Oppenheimer Acquisition Corp. (OAC) and Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

MMI, a wholly-owned subsidiary of MassMutual, includes investments in international life insurance companies. On December 31, 2018, MMI was transferred from Common stocks - subsidiaries and affiliates to Partnerships and limited liability companies due to the sale of majority interests in two international life insurance operating subsidiaries in 2018.

The MMHLLC statutory carrying value was $9.3 billion as of December 31, 2018 and $9.1 billion as of December 31, 2017. The current fair value of MMHLLC remains greater than its statutory carrying value.

Summarized below is certain U.S. GAAP financial information for MMHLLC. MMI was included in this information for the period ended September 30, 2016.  As of October 1, 2016, MMI was no longer a MMHLLC subsidiary.

	As of and for the Years Ended
	December 31,
	2018			2017			2016
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Total revenue	$3.1	$2.2	$5.3	$2.8	$1.9	$4.7	$2.2	$6.6	$8.8
Net income	0.5	0.5	1.0	0.4	0.4	0.8	—	1.6	1.6
Assets	16.5	2.6	19.1	14.7	2.4	17.1	14.3	2.4	16.7
Liabilities	7.5	0.8	8.3	5.7	0.9	6.6	5.4	0.7	6.1
Member’s equity	10.8	—	10.8	10.5	—	10.5	10.6	—	10.6

MMHLLC declared $900 million in dividends, of which $250 million was paid for the year ended December 31, 2018 and declared and paid $425 million for the year ended December 31, 2017, and declared and paid $430 million for the year ended December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual contributed additional capital of $343 million to MMHLLC for the year ended December 31, 2018,  $145 million for the year ended December 31, 2017, and $889 million for the year ended December 31, 2016. The 2016 capital contributions included the transfer of nine investments with book value of $670 million from the Company to MMHLLC.  The contribution of the nine investments was recorded at book value, and accordingly, there was no gain or loss recognized.

In October 2018, MassMutual announced a transaction in which Invesco Ltd. (Invesco), a global asset manager, will acquire MassMutual’s retail asset management affiliate, OppenheimerFunds, Inc (OFI). In turn, MassMutual is expected to receive an approximate 15.5% common equity interest in the combined company. Under the terms of the agreement, MassMutual and OFI employee shareholders will receive 81.9 million shares of Invesco common equity and $4.0 billion in preferred shares with a fixed dividend rate of 5.9%. As part of this transaction, Invesco and MassMutual will enter into a shareholder agreement in which MassMutual will have customary minority shareholder rights, including appointment of a director to Invesco’s board of directors. Pending regulatory and other customary approvals, the transaction is expected to close in the second quarter of 2019.

In March 2017, MassMutual contributed MetLife Securities Inc. Financial Services (MSIFS) to MMHLLC at carrying value of $115 million, which excluded the remaining unamortized statutory goodwill of $35 million. The remaining unamortized statutory goodwill was transferred from MassMutual’s carrying value of MSIFS to its carrying value of MMHLLC. MSIFS was subsequently merged with MMHLLC’s other broker dealer, MML Investor Services LLC.  MMHLLC carried $29 million of goodwill as of December 31, 2018.

Summarized below is certain U.S. GAAP financial information for MMI, which includes discontinued operations:

	As of and for the Years Ended
	December 31,
	2018			2017			2016
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total

Total revenue	$—	$2.0	$2.0	$—	$3.3	$3.3	$—	$4.8	$4.8
Net income	—	0.4	0.4	(0.3)	0.3	—	—	0.6	0.6
Assets	1.3	—	1.3	—	32.7	32.7	0.6	30.2	30.8
Liabilities	0.3	—	0.3	0.3	29.3	29.6	—	27.7	27.7
Member’s equity	1.0	—	1.0	3.1	—	3.1	3.1	—	3.1

In November 2018, MassMutual International (MMI) completed the sale of MassMutual Asia Limited (MM Asia) to Yunfeng Financial Group (Yunfeng FG) and several Asia-based investors. Under the terms of the agreement, MMI received $1,012 million in cash and 800 million shares of Yunfeng FG, which represented approximately 24.8% ownership at the time of the close. In turn, Yunfeng FG will hold a 60% interest in MM Asia and the other investors will hold the remainder. The transaction was initially announced in November of 2017.

In March 2018, MassMutual and MMI entered into an agreement to sell 85.1% of MassMutual Life Insurance Company in Japan (MM Japan), a wholly-owned life insurance and wealth management subsidiary of MMI, to Nippon Life. MMI estimated the fair value of the retained portion of MM Japan based upon an internal valuation model. The sale of MM Japan closed in May 2018. MMI received $960 million in cash proceeds from the sale.

The amount of the proceeds from the sale of MM Japan and MM Asia was less than MMI’s book value. As such, MMI’s book value was reduced to an estimated fair value of $2,700 million and an impairment of $1,257 million was recorded in net realized capital gains (losses).

MassMutual contributed additional capital of $214 million to MMI during the year ended December 31, 2018 and $56 million during the year ended December 31, 2017.

During the year ended December 31, 2018, MassMutual received $1,583 million as a return of capital from MMI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements.  For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,637 million as of December 31, 2018 was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17.  “Related party transactions”.

d.              Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2018	2017
	(In Millions)
Adjusted cost basis	$453	$1,030
Gross unrealized gains	84	223
Gross unrealized losses	(37)	(42)
Carrying value	$500	$1,212

As of December 31, 2018, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $98 million in 75 issuers, $51 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2017, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $253 million in 172 issuers, $146 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2018 or 2017.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $159 million as of December 31, 2018 and $275 million as of December 31, 2017.

e.               Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2018 and 2017, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2018 or 2017.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$22,287	$22,723	$20,729	$21,253
Mezzanine loans	70	71	48	48
Total commercial mortgage loans	22,357	22,794	20,777	21,301

Residential mortgage loans:
FHA insured and VA guaranteed	1,263	1,207	1,799	1,756
Other residential loans	4	4	4	4
Total residential mortgage loans	1,267	1,211	1,803	1,760
Total mortgage loans	$23,624	$24,005	$22,580	$23,061

As of December 31, 2018 and 2017, the loan-to-value ratios of 99% of the Company’s commercial mortgage loans were less than 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2018
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$10,903	$10,314	$874	$168	$28	$22,287
Mezzanine loans	—	—	70	—	—	70
Total commercial mortgage loans	10,903	10,314	944	168	28	22,357
Residential mortgage loans:
FHA insured and VA guaranteed	1,263	—	—	—	—	1,263
Other residential loans	4	—	—	—	—	4
Total residential mortgage loans	1,267	—	—	—	—	1,267
Total mortgage loans	$12,170	$10,314	$944	$168	$28	$23,624

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2017
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$11,498	$8,567	$468	$196	$—	$20,729
Mezzanine loans	—	—	48	—	—	48
Total commercial mortgage loans	11,498	8,567	516	196	—	20,777
Residential mortgage loans:
FHA insured and VA guaranteed	1,799	—	—	—	—	1,799
Other residential loans	4	—	—	—	—	4
Total residential mortgage loans	1,803	—	—	—	—	1,803
Total mortgage loans	$13,301	$8,567	$516	$196	$—	$22,580

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81.6% as of December 31, 2018 and 2017. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 61.3% as of December 31, 2018 and 2017.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2018
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$5,304	50%
New York	2,470	49%
United Kingdom	2,024	48%
Illinois	1,934	49%
Texas	1,818	55%
Washington	1,383	48%
District of Columbia	1,137	53%
All other	6,287	52%
Total commercial mortgage loans	$22,357	51%

All other consists of 28 jurisdictions, with no individual exposure exceeding $818 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2017
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$4,917	49%
New York	2,161	49%
Illinois	1,953	49%
United Kingdom	1,554	48%
Texas	1,462	55%
Massachusetts	1,329	47%
Washington	1,235	55%
All other	6,166	52%
Total commercial mortgage loans	$20,777	50%

All other consists of 27 jurisdictions, with no individual exposure exceeding $1,047 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	Years Ended December 31
	2018		2017
	Low	High	Low	High

Commercial mortgage loans	3.1%	10.6%	3.1%	12.3%
Residential mortgage loans	3.0%	11.4%	2.8%	11.4%
Mezzanine mortgage loans	11.4%	12.0%	10.4%	12.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2018		2017
	Low	High	Low	High

Commercial mortgage loans	3.7%	8.9%	3.3%	9.8%
Residential mortgage loans	3.7%	4.6%	3.6%	4.6%

As of December 31, 2018 and 2017, the Company had no impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the valuation allowance recorded for the Company’s commercial mortgage loans:

	Years Ended
	December 31,
	2018	2017	2016
	Primary Lender
	(In Millions)

Beginning balance	$—	$(3)	$—
Additions	—	—	(8)
Decreases	—	3	—
Write-downs	—	—	5
Ending balance	$—	$—	$(3)

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2018 or 2017. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $665 million as of December 31, 2018 and $671 million as of December 31, 2017.

   f.      Real estate

The carrying value of real estate was as follows:

	December 31,
	2018	2017
	(In Millions)

Held for the production of income	$1,898	$1,806
Accumulated depreciation	(721)	(654)
Encumbrances	(904)	(544)
Held for the production of income, net	273	608

Held for sale	48	559
Accumulated depreciation	(1)	(387)
Encumbrances	(27)	(67)
Held for sale, net	20	105

Occupied by the Company	411	344
Accumulated depreciation	(216)	(200)
Occupied by the Company, net	195	144

Total real estate	$488	$857

Depreciation expense on real estate was $84 million for the year ended December 31, 2018, $102 million for the year ended December 31, 2017 and $90 million for the year ended December 31, 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.     Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,
	2018	2017
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$3,108	$1,978
Common stocks - unaffiliated	1,950	2,210
Real estate	1,309	1,531
Fixed maturities/preferred stock	957	870
Other	280	302
LIHTCs	287	330
Mortgage loans	409	211
Surplus notes	299	246
Total	$8,599	$7,678

On December 31, 2018, MMI was transferred to Partnerships and limited liability companies from Common stocks - subsidiaries and affiliates. Refer to Note 5c. Common Stocks — subsidiaries and affiliates for additional details on MMI.

The Company held nine affiliated partnerships and LLCs in a loss position with accumulated losses of $43 million.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $47 million for the year ended December 31, 2018 and $49 million for the year ended December 31, 2017. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 2.5% for future benefits of two years to 2.7% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $5 million of impairments for the year ended December 31, 2018. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of $2 million were recorded for the year ended December 31, 2017.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2018 or December 31, 2017, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review for the years ended December 31, 2018 or 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.     Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit and foreign currency exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $15,522 million as of December 31, 2018 and $13,137 million as of December 31, 2017. These notional amounts included replicated asset transaction values of $13,582 million as of December 31, 2018 and $11,517 million as of December 31, 2017, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange rate is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $2,491 million as of December 31, 2018 and $2,493 million as of December 31, 2017. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $146 million as of December 31, 2018 and $115 million as of December 31, 2017. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $695 million as of December 31, 2018 and $595 million as of December 31, 2017.

The Company had the right to rehypothecate or repledge securities totaling $709 million of the $2,491 million as of December 31, 2018 and $635 million of the $2,493 million as of December 31, 2017 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2018 or December 31, 2017.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2018
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$6,629	$88,214	$4,647	$86,096
Options	911	19,657	5	3
Currency swaps	843	8,976	232	4,022
Interest rate caps and floors	18	8,465	—	—
Forward contracts	106	6,642	12	3,633
Credit default swaps	18	1,135	2	104
Financial futures	216	3,036	14	291
Total	$8,741	$136,125	$4,912	$94,149

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2017
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$7,684	$77,193	$5,314	$86,754
Options	745	10,562	7	420
Currency swaps	386	4,308	569	6,405
Forward contracts	13	1,384	88	6,723
Credit default swaps	29	1,503	1	64
Financial futures	—	3,288	—	—
Total	$8,857	$98,238	$5,979	$100,366

The average fair value of outstanding derivative assets was $8,616 million for the year ended December 31, 2018 and $9,271 million for the year ended December 31, 2017. The average fair value of outstanding derivative liabilities was $5,423 million for the year ended December 31, 2018 and $5,957 million for the year ended December 31, 2017.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,	December 31,
	2018	2017
	(In Millions)

Due in one year or less	$20	$—
Due after one year through five years	1,219	1,567
Total	$1,239	$1,567

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2018	2017
	(In Millions)

Open interest rate swaps in a fixed pay position	$91,240	$80,472
Open interest rate swaps in a fixed receive position	81,605	81,676
Other interest related swaps	1,465	1,799
Total interest rate swaps	$174,310	$163,947

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2018
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(105)	$(390)
Currency swaps	37	795
Options	(38)	112
Credit default swaps	12	2
Interest rate caps and floors	(3)	6
Forward contracts	175	170
Financial futures	(316)	200
Total	$(238)	$895

	Year Ended
	December 31, 2017
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(224)	$202
Currency swaps	94	(1,082)
Options	(172)	(151)
Credit default swaps	23	—
Forward contracts	(147)	(72)
Financial futures	112	1
Total	$(314)	$(1,102)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2016
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(2)	$(65)
Currency swaps	24	368
Options	(131)	(13)
Credit default swaps	16	2
Forward contracts	303	(46)
Financial futures	(217)	—
Total	$(7)	$246

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2018			December 31, 2017
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$8,741	$4,912	$3,829	$8,857	$5,979	$2,878
Due and accrued	839	1,899	(1,060)	867	1,781	(914)
Gross amounts offset	(6,034)	(6,034)	—	(6,936)	(6,936)	—
Net asset	3,546	777	2,769	2,788	824	1,964
Collateral posted	(3,657)	(1,166)	(2,491)	(3,296)	(803)	(2,493)
Net	$(111)	$(389)	$278	$(508)	$21	$(529)

i.      Repurchase agreements

The Company had repurchase agreements with carrying values of $4,768 million as of December 31, 2018 and $4,204 million as of December 31, 2017. As of December 31, 2018, the maturities of these agreements ranged from January 4, 2019 through February 5, 2019 and the interest rates ranged from 2.4% to 2.7%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $4,794 million as of December 31, 2018 and $4,221 million as of December 31, 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.     Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
Bonds	$4,062	$3,712	$3,583
Preferred stocks	35	17	24
Common stocks - subsidiaries and affiliates	910	436	431
Common stocks - unaffiliated	43	39	59
Mortgage loans	997	928	1,009
Policy loans	857	797	757
Real estate	110	159	174
Partnerships and LLCs	1,030	658	460
Derivatives	313	305	343
Cash, cash equivalents and short-term investments	71	42	33
Other	6	2	—
Subtotal investment income	8,434	7,095	6,873
Amortization of the IMR	64	113	135
Investment expenses	(724)	(666)	(674)
Net investment income	$7,774	$6,542	$6,334

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.      Net realized capital (losses) gains

Net realized capital losses, which include other-than-temporary impairments (OTTI ) and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
Bonds	$(169)	$(102)	$(248)
Preferred stocks	—	(6)	9
Common stocks - subsidiaries and affiliates	(1,242)	27	11
Common stocks - unaffiliated	92	(9)	(60)
Mortgage loans	(1)	(27)	(14)
Real estate	168	68	14
Partnerships and LLCs	(57)	(87)	(94)
Derivatives	(238)	(314)	(7)
Other	(29)	(135)	(4)
Net realized capital (losses) before federal and state taxes and deferral to the IMR	(1,476)	(585)	(393)
Net federal and state tax benefit	48	175	40
Net realized capital (losses) before deferral to the IMR	(1,428)	(410)	(353)
Net after tax losses (gains) deferred to the IMR	384	(12)	145
Net realized capital (losses)	$(1,044)	$(422)	$(208)

IMR had an asset balance of $563 million as of December 31, 2018 and $112 million as of December 31, 2017, which was nonadmitted.  Refer to Note 14. “Surplus notes” for information on the other realized capital loss.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
Bonds	$(121)	$(64)	$(78)
Preferred stock	—	(6)	(1)
Common stocks- subsidiaries and affiliates	(1,259)
Common stocks - unaffiliated	(12)	(62)	(11)
Mortgage loans	—	—	(7)
Partnerships and LLCs	(62)	(53)	(91)
Total OTTI	$(1,454)	$(185)	$(188)

The Company recognized OTTI less than $1 million for the year ended December 31, 2018 and $7 million for the year ended December 31, 2017 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilized internally-developed models to determine less than 1% of the $121 million of bond OTTI for the year ended December 31, 2018, less than 1% of the $64 million of bond OTTI for the year ended December 31, 2017 and less than 1% of the $78 million of bond OTTI for the year ended December 31, 2016. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2cc “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 20. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

6.     Federal income taxes

On December 22, 2017, the president signed into law H.R. 1/Public Law 115-97, commonly known as the Act.  The Act contains several key provisions that have significant financial statement effects in both the current and prior reporting periods. Effective January 1, 2018, the Act reduces the corporate tax rate to 21 percent, eliminates the corporate alternative minimum tax, increases the capitalization rates for determining deferred acquisition costs and extends the amortization period, modifies the life company proration rules, reduces the dividends received deduction applicable to corporate shareholders, and modifies the net operating loss deduction applicable to corporate taxpayers. The Act also imposed in 2017 a tax liability for mandatory deemed repatriation of previously untaxed foreign earnings, changed the method for computing deductions for life insurance reserves, introduced new taxes on foreign subsidiaries, and modified the provision for expensing of certain capital costs.

As a result of the reduction of the corporate tax rate to 21 percent, the Company remeasured its net admitted deferred taxes as of the enactment date and recognized a decrease in surplus of $507 million in 2017.  Of the $507 million net decrease, $919 million was reflected in the change in other deferred income taxes, $27 million was reflected in the change in net unrealized foreign exchange capital gains (losses), offset by increases of $439 million reflected in the change in net unrealized capital gains (losses).

Effective January 1, 2018, the Act increased the capitalization rates for determining specified policy acquisition expenses.  The provision increases the capitalization rate for annuity contracts from 1.75 percent to 2.09 percent, the rate for group life insurance contracts from 2.05 percent to 2.45 percent, and the rate for all other specified insurance contracts from 7.7 percent to 9.2 percent.  This provision extends the amortization period for capitalized deferred acquisition costs (DAC) to 180 months from 120 months.  A transition rule allows capitalized DAC as of December 31, 2017 to continue to be amortized over 10-years.

Effective January 1, 2018, the Act modified the life company proration rules by defining the company’s share as 70 percent and the policyholders’ share as 30 percent for purposes of the dividends received deduction and tax-exempt interest income.

Effective January 1, 2018, the Act reduced the dividends received deduction applicable to corporate shareholders for the 70 percent deductions to 50 percent, and for the 80 percent deduction to 65 percent. The 100 percent dividends received deduction remains in effect for dividends from affiliated group members.

The Act modifies the deduction for NOLs and imposes the general corporate regime on life insurers. Under prior law, NOLs generally had a carry back period of two years (three years in the case of a life insurance company) and a carryforward period of 20 years (15 years in the case of a life insurance company). The Act eliminates the carry back period and makes the carryforward period indefinite. The amount of the NOL deduction allowed is limited to 80 percent of taxable income computed without regard to the NOL deduction.  This provision applies to NOLs arising in taxable years beginning after December 31, 2017.

Under the Act, a company is required to establish a liability for taxes due on mandatory deemed repatriation of previously untaxed foreign earnings. The Company recorded a provisional tax benefit of $3 million in the Statutory Statements of Operations for year ended December 31, 2017. The Company has completed the calculation of the deemed repatriation tax liability and reported $1 million decrease in income tax expense for year ended December 31, 2018.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Act revised the computation of life insurance tax reserves to be the greater of the net surrender value of a contract and 92.81 percent of statutory reserves.  The revised reserve computation is effective for taxable years beginning after December 31, 2017.  A transition rule requires life insurers to evenly spread the difference between the prior year end reserves computed on the old basis and those computed on the new basis over eight years as either income or a deduction. For the year ended December 31, 2017, the Company recorded an estimated provision for this change by recognizing a net $487 million increase in its deferred tax asset, offset by a corresponding increase in its deferred tax liability (DTL) that will reverse over the eight year transition period. The Company adjusted this provisional amount for year ended December 31, 2018 by recognizing a $63 million decrease in its DTA, offset by a corresponding decrease in its DTL.  In addition, the Company recognized $53 million in income tax expense reported on the Statutory Statements of Operations to reflect the first year’s amortization of the eight-year transition rule.

The Act introduces a new tax on global intangible low-taxed income.  Generally, a CFC may incur a global intangible low taxed income (GILTI) tax if its income exceeds a prescribed return on its tangible business property. For the year ended December 31, 2018, the estimated GILTI tax was deminimis.

The Act introduces full expensing as the principal capital cost recovery regime, increasing the current first-year “bonus” depreciation deduction from 50 percent to 100 percent on a temporary basis of the cost of qualified plant and equipment acquired and placed in service after September 27, 2017 and before January 1, 2023.  The 100 percent bonus depreciation rule applies through 2022, then phases down 20 percent annually through 2026.  For qualified property acquired before September 27, 2017, the applicable bonus percentage is 50 percent if placed in service before January 1, 2018, 40 percent if placed in service in 2018, 30 percent if placed in service in 2019, and 0 percent thereafter.  The Company recorded a provisional current tax benefit of $22 million for qualified property acquired and placed in service after September 27, 2017, offset by a corresponding (DTL) that will reverse over the useful life of the qualified property. For the year ended December 31, 2018, the Company updated the provisional estimate by recording an additional current tax expense of $5.8 million, offset by a corresponding deferred tax asset that will reverse over the useful life of the qualified property.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,655	$334	$2,989
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,655	334	2,989
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,655	334	2,989
Total gross DTLs	(1,548)	(458)	(2,006)
Net admitted DTA(L)	$1,107	$(124)	$983

	December 31, 2017
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,479	$154	$2,633
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,479	154	2,633
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,479	154	2,633
Total gross DTLs	(1,637)	(235)	(1,872)
Net admitted DTA(L)	$842	$(81)	$761

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$176	$180	$356
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	176	180	356
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	176	180	356
Total gross DTLs	89	(223)	(134)
Net admitted DTA(L)	$265	$(43)	$222

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$52	$52
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1.Adjusted gross DTA to be realized	1,019	—	1,019
2.Adjusted gross DTA allowed per limitation threshold	2,055	—	2,055
Lesser of lines 1 or 2	1,019	—	1,019
Adjusted gross DTAs offset by existing DTLs	1,636	282	1,918
Total admitted DTA realized within 3 years	$2,655	$334	$2,989

	December 31, 2017
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$67	$67
Remaining adjusted gross DTAs expected to be realized within 3 years
1.Adjusted gross DTA to be realized	880	—	880
2.Adjusted gross DTA allowed per limitation threshold	2,202	—	2,202
Lesser of lines 1 or 2	880	—	880
Adjusted gross DTAs offset by existing DTLs	1,599	87	1,686
Total admitted DTA realized within 3 years	$2,479	$154	$2,633

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(15)	$(15)
Remaining adjusted gross DTAs expected to be realized within 3 years
1.Adjusted gross DTA to be realized	139	—	139
2.Adjusted gross DTA allowed per limitation threshold	(147)	—	(147)
Lesser of lines 1 or 2	139	—	139
Adjusted gross DTAs offset by existing DTLs	37	195	232
Total admitted DTA realized within 3 years	$176	$180	$356

Effective January 1, 2018, the Act eliminates the ability to carryback net operating losses, therefore the amount of adjusted gross DTA admitted based on recoverable federal taxes is limited only to capital DTAs.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2018	2017
	($ In Millions)
Ratio percentage used to determine recovery period and threshold limitation	861%	867%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$13,700	$14,933

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2018
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	77%	—%	77%

	December 31, 2017
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	57%	—%	57%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	20%	—%	20%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)

Federal income tax benefit on operating earnings	$(174)	$(300)	$(333)
Foreign income tax expense on operating earnings	1	2	7
Total federal and foreign income tax benefit before impact of change in enacted legislation	(173)	(298)	(326)
Impact of change in enacted tax legislation on operating earnings	5	(22)	—
Total federal and foreign income tax benefit on operating earnings	(168)	(320)	(326)
Federal income tax benefit on net realized capital gains (losses) before impact of change in enacted legislation	(48)	(178)	(40)
Impact of change in enacted tax legislation on net realized capital gains (losses)	—	3	—
Total federal and foreign income tax benefit	$(216)	$(495)	$(366)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2018	2017	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,141	$1,059	$82
Policy acquisition costs	505	459	46
Nonadmitted assets	349	293	56
Pension and compensation related items	184	191	(7)
Policyholders’ dividends	196	189	7
Investment items	135	150	(15)
Expense items	54	45	9
Unrealized investment losses	2	3	(1)
Other	89	90	(1)
Total ordinary DTAs	2,655	2,479	176
Nonadmitted DTAs	—	—	—
Admitted ordinary DTAs	2,655	2,479	176

Capital
Unrealized investment losses	187	111	76
Investment items	147	43	104
Total capital DTAs	334	154	180
Admitted capital DTAs	334	154	180

Admitted DTAs	2,989	2,633	356

DTLs:
Ordinary
Reserve items	494	528	(34)
Unrealized investment gains	416	498	(82)
Deferred and uncollected premium	227	212	15
Pension items	214	180	34
Investment Items	—	46	(46)
Other	197	173	24
Total ordinary DTLs	1,548	1,637	(89)

Capital
Unrealized investment gains	458	235	223
Total capital DTLs	458	235	223

Total DTLs	2,006	1,872	134

Net admitted DTA	$983	$761	$222

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)

Net DTA(L)	$222	$(889)	$352
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	69	(188)	(59)
Tax-effect of changes from acquisitions/transfers	—	(7)	(46)
Change in net deferred income taxes	$291	$(1,084)	$247

The change in net deferred income taxes in 2017 includes a decrease of $507 million due to the remeasurement of net DTA(L), of which an increase of $412 million is reflected in the change in unrealized gains/(losses).

As of December 31, 2018, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the  Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes.  The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
	21%	35%	35%
Provision computed at statutory rate	$(299)	$(151)	$(184)
Corporate rate reduction	—	919	—
Change in reserve valuation basis	(7)	15	26
Expense items	2	6	16
Foreign governmental income taxes	1	2	6
Investment items	(21)	(250)	(322)
Nonadmitted assets	(56)	67	(99)
Tax credits	(47)	(51)	(48)
Other impacts of tax reform	—	4	—
Other	(79)	28	(8)
Total statutory income tax expense (benefit)	$(506)	$589	$(613)

Federal and foreign income tax benefit	$(215)	$(495)	$(366)
Change in net deferred income taxes	(291)	1,084	(247)
Total statutory income tax expense (benefit)	$(506)	$589	$(613)

The Company received federal income tax refunds of $162 million in 2018, paid $3 million in 2017, and received refunds of $353 million in 2016.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses total nil related to December 31, 2018, 2017, and 2016.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return.  MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2018	$191
Gross change related to positions taken in prior years	—
Gross change related to settlements	(66)
Gross change related to positions taken in current year	11
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2018	$136

Included in the liability for unrecognized tax benefits as of December 31, 2018, are $129 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2018 includes $5 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized a decrease of $23 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $14 million as of December 31, 2018 and $37 million as of December 31, 2017. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the years 2013 and prior. The IRS commenced its exam of years 2014-2016 in September 2017. The adjustments resulting from these examinations are not expected to materially affect the financial position or liquidity of the Company.

As of December 31, 2018 and 2017, the Company did not recognize any protective deposits as admitted assets.

7.     Other than invested assets

a.     Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,115 million as of December 31, 2018 and $2,104 million as of December 31, 2017. The cash surrender value is allocated 19% cash and short-term investments, 34% other invested assets, 17% stocks, 28% bonds and 2% real estate as of December 31, 2018, and 17% cash and short-term investments, 28% other invested assets, 19% stocks, 35% bonds and 1% real estate as of December 31, 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.     Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2018		2017
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$151	$48	$151	$47
Ordinary renewal	810	883	751	798
Group life	11	11	10	10
Total	$972	$942	$912	$855

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $33,798 million as of December 31, 2018 and $31,952 million as of December 31, 2017 for which gross premium was less than net premium.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.     Policyholders’ liabilities

a.              Policyholders’ reserves

The Company had life insurance in force of $676,813 million as of December 31, 2018 and $621,740 million as of December 31, 2017.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2018				2017
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$55,059	2.5%	-	6.0%	$51,295	2.5%	-	6.0%
Group life	17,220	2.5%	-	4.5%	16,486	2.5%	-	4.5%
Group annuities	26,382	2.3%	-	11.3%	24,718	2.3%	-	11.3%
Individual annuities	13,659	2.3%	-	11.8%	14,123	2.3%	-	11.8%
Individual universal and variable life	6,355	3.5%	-	6.0%	5,957	3.5%	-	6.0%
Disabled life claim reserves	1,847	3.5%	-	6.0%	1,852	3.5%	-	6.0%
Disability active life reserves	1,121	3.5%	-	6.0%	1,007	3.5%	-	6.0%
Other	335	2.5%	-	6.0%	326	2.5%	-	6.0%
Total	$121,978				$115,764

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

The Company evaluated the accounting for payout annuities and determined that certain contracts did not contain mortality risk, and therefore, should have been classified as a deposit-type contract rather than policyholder reserves.  As a result, approximately $1,329 million classified as policyholders’ reserves as of December 31, 2017 were classified as liabilities for deposit-type contracts in 2018. Additionally, the related impacts within the Company’s Statements of Operations and the Statements of Cash Flows reflect this classification.  There were no corresponding differences in valuation, and as a result, there were no impacts to surplus or net income.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.    Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2018				2017
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Guaranteed interest contracts:
Note programs	$5,987	1.6%	-	6.2%	$6,233	1.6%	-	6.2%
Federal Home Loan Bank of Boston	1,104	1.4%	-	3.4%	1,054	1.4%	-	2.6%
Municipal contracts	815	1.3%	-	7.3%	761	1.3%	-	7.3%
Other	919	1.2%	-	3.7%	787	1.0%	-	9.7%
Supplementary contracts	2,477	0.6%	-	6.8%	834	0.3%	-	7.0%
Dividend accumulations	509	3.0%	-	3.6%	522	3.2%	-	4.0%
Other deposits	2,559	4.0%	-	8.0%	2,823	4.0%	-	8.0%
Total	$14,370				$13,014

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2.0 billion European Medium-Term Note Program with approximately $113 million outstanding as of December 31, 2018. Notes are currently issued from the Company’s $21.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,090 million as of December 31, 2018. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $896 million as of December 31, 2018. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $74 million as of December 31, 2018 and December 31, 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $158 million as of December 31, 2018 and $169 million as of December 31, 2017. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2018, the Company’s GICs by expected maturity year were as follows (in millions):

2019	$1,528
2020	1,407
2021	1,394
2022	1,123
2023	193
Thereafter	3,180
Total	$8,825

Most guaranteed interest contracts only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.               Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2018	2017
	(In Millions)

Claim reserves, beginning of year	$2,069	$2,083
Less: Reinsurance recoverables	192	163
Net claim reserves, beginning of year	1,877	1,920

Claims paid related to:
Current year	(13)	(12)
Prior years	(334)	(335)
Total claims paid	(347)	(347)

Incurred related to:
Current year’s incurred	241	223
Current year’s interest	3	3
Prior year’s incurred	22	(4)
Prior year’s interest	78	82
Total incurred	344	304

Net claim reserves, end of year	1,874	1,877
Reinsurance recoverables	228	192
Claim reserves, end of year	$2,102	$2,069

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $22 million increase in the prior years’ incurred claims for 2018 and the $4 million decrease in the prior years’ incurred claims for 2017 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2017 claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2018 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2018	2017
	(In Millions)

Disabled life claim reserves	$1,847	$1,852
Accrued claim liabilities	27	25
Net claim reserves, end of year	$1,874	$1,877

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.              Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits is generally only available at contract issue.

The following shows the changes in the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2017	$651
Incurred guarantee benefits	(131)
Paid guarantee benefits	(8)
Liability as of December 31, 2017	512
Incurred guarantee benefits	250
Paid guarantee benefits	(6)
Liability as of December 31, 2018	$756

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2018 and 2017.  As of December 31, 2018 and 2017, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2018			December 31, 2017
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$17,392	$132	64	$20,118	$25	64
GMIB Basic	700	97	69	910	37	68
GMIB Plus	2,687	813	67	3,210	416	66
GMAB	2,573	74	60	3,233	1	59
GMWB	160	23	70	204	7	69

As of December 31, 2018, the GMDB account value above consists of $3,838 million of Modco assumed within the separate accounts. As of December 31, 2017, the GMDB account value above consists of $4,717 million of Modco assumed within the separate accounts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Account values of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

	December 31,
	2018			2017
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$13,487	$3,905	$17,392	$16,057	$4,061	$20,118
GMIB Basic	683	17	700	891	19	910
GMIB Plus	2,687	—	2,687	3,210	—	3,210
GMAB	2,534	39	2,573	3,183	50	3,233
GMWB	160	—	160	204	—	204

e.               Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2018	2017
	(In Millions)

Beginning balance	$3,453	$3,098
Net liability increase	354	355
Ending balance	$3,807	$3,453

9.   Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2018, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $4,241 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)

Direct premium	$23,294	$21,097	$21,319
Premium assumed	1,327	1,359	1,442
Premium ceded	(1,692)	(4,970)	(1,329)
Total net premium	$22,929	$17,486	$21,432

Ceded reinsurance recoveries	$732	$658	$566

Assumed losses	$206	$216	$95

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2018	2017
	(In Millions)
Reinsurance reserves:
Assumed	$8,816	$9,101
Ceded	(10,433)	(8,898)

Ceded amounts recoverable	$204	$165

Benefits payable on assumed business	$34	$37

Funds held under coinsurance
Ceded	$4,099	$4,001

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2018 include $7,435 million associated with life insurance policies, $2,266 million for LTC, $696 million for annuity, $27 million for disability and $9 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2017 include $7,125 million associated with life insurance policies, $1,733 million for LTC, $30 million for disability and $10 million for group life and health.

Effective December 31, 2017, the Company entered into a reinsurance agreement with a third-party, authorized reinsurer to reinsure certain inforce universal life policies. The agreement is structured as a combination of 90%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

coinsurance funds withheld on certain universal life policies and 40% yearly renewable term on certain other universal life policies. The Company maintains responsibility for servicing the policies and managing the assets. Under the terms of the agreement, at December 31, 2017, the Company ceded policyholder reserves of $4,001 million and recorded a liability for funds held under coinsurance of $4,001 million on the Statutory Statement of Financial Position and ceded premium of $4,001 million and reduced changes in policyholder reserves of $4,001 million in the Statutory Statements of Operations.

In 2016, the Company entered into a series of reinsurance agreements with an authorized third-party to reinsure approximately 100% of certain of the Company’s inforce universal life, variable life, and 20-year term life policies. Under the terms of the agreements, the Company gave approximately $85 million of consideration to the reinsurer. The universal life and term life policies are reinsured on a coinsurance basis, and the variable life policies on a Modco basis. Under the terms of the agreements, the Company will maintain responsibility for servicing the policies. In 2016, the Company ceded premium of $473 million and policyholders’ reserves of $411 million in the change in policyholders’ reserves in the Statutory Statement of Operations and recorded a $192 million increase in the Statutory Statements of Changes in Surplus in conjunction with these agreements.

In 2018, the Company strengthened its gross LTC policyholders’ reserves by $660 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $660 million.

In 2017, the Company strengthened its gross LTC policyholders’ reserves by $270 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $270 million.

In 2018, a $27 million net loss was recorded for the recapture of certain yearly renewable term life insurance treaties, with $14 million recorded in premium income and $41 million recorded in change in policyholder reserves.

As of December 31, 2018, one reinsurer accounted for 28% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 27%.  The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which 34% of the reserves are held in trust. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.   Withdrawal characteristics

a.     Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2018 are illustrated below:

		Separate	Separate
	General	Account w/	Account		% of
	Account	Guarantees	Nonguaranteed	Amount	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$14,198	$—	$—	$14,198	12%
At book value less current surrender charge of 5% or more	3,615	—	—	3,615	3
At fair value	—	9,628	42,428	52,056	50
Subtotal	17,813	9,628	42,428	69,869	66
Subject to discretionary withdrawal:
At book value without fair value adjustment	9,832	605	—	10,437	9
Not subject to discretionary withdrawal	26,005	8,187	—	34,192	25
Total	$53,650	$18,420	$42,428	$114,498	100%

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of  December 31, 2018 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves — group annuities	$26,377
Policyholders’ reserves — individual annuities	12,903
Liabilities for deposit-type contracts	14,370
Subtotal	53,650
Separate Account Annual Statement:
Annuities	52,661
Other annuity contract deposit-funds and guaranteed interest contracts	8,187
Subtotal	60,848

Total	$114,498

b.     Separate accounts

The Company has guaranteed separate accounts classified as the following:  nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2018	$—	$—	$10,534	$10,534

Reserves at December 31, 2018:
For accounts with assets at:
Fair value	$—	$18,420	$45,073	$63,493
Nonpolicy liabilities	—	—	985	985
Total separate account liabilities	$—	$18,420	$46,058	$64,478

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$17,815	$45,073	$62,888
At book value without market value adjustment and current surrender charge of less than 5%	—	605	—	605
Subtotal	—	18,420	45,073	63,493
Nonpolicy liabilities	—	—	985	985
Total separate account liabilities	$—	$18,420	$46,058	$64,478

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$8,326	$8,099	$7,366
Transfers from separate accounts	(9,846)	(9,078)	(8,408)
Subtotal	(1,520)	(979)	(1,042)
Reconciling adjustments:
Net deposits on deposit-type liabilities	(1,488)	(1,902)	(1,183)
Net transfers from separate accounts	$(3,008)	$(2,881)	$(2,225)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.   Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. The Notes had a carrying value and face amount of $250 million as of December 31, 2018, 2017 and 2016. Notes issued in 2018 had interest rates ranging from 2.05% to 2.50% with maturity dates ranging from 25 to 40 days. Interest expense for commercial paper was $5 million for the year ended December 31, 2018, and less than $1 million for the year ended December 31, 2017.

MassMutual has a $1,000 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2018, the facility was renewed and the scheduled maturity is December 2023. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2018, 2017 and 2016, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2018, 2017 and 2016, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2018, 2017 and 2016.

12.   Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

The Society of Actuaries released updated mortality improvement scales in October 2017 (MP 2017). The Company adopted the new mortality projection scale and other key plan assumptions as part of its fourth quarter 2017 remeasurement. As a result of these changes in the projection scale, the Company’s aggregate projected benefit obligation decreased by approximately $20 million as of December 31, 2017.

a.              Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company contributed $188 million in 2018 and $88 million in 2017 to its qualified defined benefit plan.

b.      Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $2,831 million as of December 31, 2018 and $2,874 million as of December 31, 2017. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $51 million for the year ended December 31, 2018 and $56 million for the year ended December 31, 2017 and $46 million for 2016.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $164 million as of December 31, 2018 and $182 million as of December 31, 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.     Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account “RHRA” which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.     Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2018	2017	2018	2017
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$2,739	$2,936	$341	$354

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2018	2017	2018	2017
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$3,036	$2,785	$354	$340
Service cost	113	126	14	12
Interest cost	107	112	12	12
Actuarial (gains) losses	(39)	(17)	—	(9)
Benefits paid	(142)	(146)	(14)	(15)
Change in discount rate	(218)	194	(21)	15
Change in actuarial assumptions	(7)	(18)	(4)	(1)
Projected benefit obligation, end of year	$2,850	$3,036	$341	$354

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $87 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.     Plan assets

The assets of the qualified pension plan investments are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2018	2017
	(In Millions)

General Investment Account	$248	$241
Separate Investment Accounts:
Barings Long Duration Bond Fund	289	263
Oppenheimer International Growth Fund	119	147
Alternative Investment Separate Account	85	134
Oppenheimer Large Core Fund	79	115
MM Select Large Cap Value Fund	55	61
MM Select Blue Chip Growth Fund	38	51
MM Select Growth Opportunities Fund	39	48
MM Premier Strategic Emerging Markets Fund	46	53
Oppenheimer Small Capitalization Core Fund	32	50
MM Select Small Cap Value Fund	20	30
MM Select Small Cap Growth Fund	20	29
	$1,070	$1,222

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $79 million for 2019.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 13% to 23% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 13% to 23% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 10% of the plan assets as of December 31, 2018 and 10% as of December 31, 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the change in fair value of plan assets:

	December 31,
	2018	2017	2018	2017
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$2,485	$2,180	$4	$4
Actual return on plan assets	(148)	331	—	—
Employer contributions	208	120	13	15
Contributions by plan participants	—	—	1	—
Benefits paid	(142)	(146)	(14)	(15)
Fair value of plan assets, end of year	$2,403	$2,485	$4	$4

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2018	2017

Bonds	61%	59%
Mortgage loans	15	15
Common stocks - subsidiaries and affiliates	6	10
Other investments	7	7
Partnerships and LLCs	7	5
Cash and cash equivalents	3	3
Real estate	1	1
	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Oakmark International Collective Fund is a separate investment account advised by Harris Associates that invests primarily in developed market international large-cap equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

Oppenheimer International Growth Fund is a separate investment account investing in a mutual fund sub-advised by OFI Institutional Asset Management that invests in international large-cap securities, primarily in the developed international markets. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Company. These investments include private equity, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts:  There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2018, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments:  If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds:  Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Collective investment trust:  Valued using the NAV per unit. The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore classified as Level 2.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 days notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments. These limited partnership investments are classified as Level 3.

Registered investment companies: There are two methods of determining the unit value for the registered investment companies. For the registered investment company that is valued at an unaffiliated company the investment is valued using the closing price reported on the active market on which the funds are traded and is therefore classified as Level 1. For the registered investment company that is valued in-house on the unival system the NIF method is used which takes the unit value for the prior valuation day and multiplies it by the NIF for the current valuation day and is therefore classified as Level 2.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period and are reported in the Level 3 column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 days notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash:  Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2018
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$66	$222	$—	$—	$288
U.S. small capitalization	19	41	—	—	60
U.S. mid capitalization	21	—	—	—	21
International small/mid capitalization	4	—	—	—	4
International large capitalization	3	119	—	—	122
Total common stocks	113	382	—	—	495
Debt instruments:
Corporate and other bonds	—	387	—	—	387
Long-term bond mutual fund	134	—	—	—	134
Short-term bond mutual funds	15	—	—	—	15
Total debt instruments	149	387	—	—	536
Registered investment companies:
Emerging markets	—	59	—	—	59
U.S. large capitalization	16	—	—	—	16
Total registered investment companies	16	59	—	—	75
Limited partnerships:
Private equity/venture capital	—	—	—	36	36
Total limited partnerships	—	—	—	36	36
Other:
Government securities	—	353	—	—	353
Collective investment trust	—	160	—	—	160
Emerging markets	—	46	—	—	46
Real estate	—	—	—	33	33
Other	—	18	—	—	18
Total other	—	577	—	33	610
Total separate investment accounts	278	1,405	—	69	1,752
Pension trust assets:
Common stocks:
U.S. large capitalization	83	—	—	—	83
Collective investment trust	—	47	—	—	47
Hedge fund	—	—	—	39	39
Limited partnerships:
Other	—	—	—	233	233
Other	—	2	—	—	2
Total pension trust assets	83	49	—	272	404
Total General Investment Account	—	—	247	—	247
Total	$361	$1,454	$247	$341	$2,403

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2017
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$83	$243	$—	$—	$326
U.S. small capitalization	35	59	—	—	94
U.S. mid capitalization	28	—	—	—	28
International small/mid capitalization	8	—	—	—	8
International large capitalization value	7	147	—	—	154
Total common stocks	161	449	—	—	610
Debt instruments:
Corporate and other bonds	—	367	—	—	367
Long-term bond mutual fund	111	—	—	—	111
Short-term bond mutual funds	14	—	—	—	14
Total debt instruments	125	367	—	—	492
Registered investment companies:
Emerging markets	—	86	—	—	86
Emerging markets	17	—	—	—	17
Total registered investment companies	17	86	—	—	103
Limited partnerships:
Private equity/venture capital	—	—	—	43	43
Total limited partnerships	—	—	—	43	43
Other:
Government securities	—	303	—	—	303
Collective investment trust	—	209	—	—	209
Real estate	—	—	—	53	53
Emerging markets	—	53	—	—	53
Other	—	42	—	19	61
Total other	—	607	—	72	679
Total separate investment accounts	303	1,509	—	115	1,927
Pension trust assets:
Common stocks:
U.S. large capitalization	125	—	—	—	125
Collective investment trust	—	44	—	—	44
Limited partnerships:
Other	—	—	—	109	109
Other	—	1	—	38	39
Total pension trust assets	125	45	—	147	317
Total general investment account	—	—	241	—	241
Total	$428	$1,554	$241	$262	$2,485

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2018 and 2017.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.     Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the amounts amortized from net surplus in the Statutory Statements of Financial Position and recognized as components of net periodic benefit cost in 2018 and 2017 and the amounts expected to be recognized in 2019:

	December 31,
	2019	2018	2017	2019	2018	2017
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Net prior service cost	$—	$3	$3	$(6)	$(6)	$(6)
Net recognized actuarial losses	56	55	65	—	2	2

The following sets forth the amounts to be amortized from net surplus in the Statutory Statements of Financial Position that have not yet been recognized as components of net periodic benefit cost:

	December 31,
	2018	2017	2018	2017
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Net prior service cost	$—	$3	$(41)	$(46)
Net actuarial losses	902	898	(2)	26
Unrecognized transition liability	—	3	—	—

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2018	2017	2018	2017
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$2,850	$3,036	$341	$354
Less: fair value of plan assets	2,403	2,485	4	4
Projected benefit obligation funded status	$(447)	$(551)	$(337)	$(350)

The qualified pension plan was underfunded by $71 million as of December 31, 2018 and underfunded by $145 million as of December 31, 2017. The nonqualified pension plans are not funded and have total projected benefit obligations of $377 million as of December 31, 2018 and $406 million as of December 31, 2017.

The qualified pension plan nonadmitted pension plan asset was $727 million as of December 31, 2018 and $599 million as of December 31, 2017.

The Company intends to fund $35 million in 2019 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

g.  Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$113	$126	$100	$14	$12	$12
Interest cost	108	112	113	12	12	14
Expected return on plan assets	(172)	(147)	(144)	—	—	—
Amortization of unrecognized net actuarial and other losses	55	65	70	2	2	3
Amortization of unrecognized prior service cost	3	3	3	(6)	(6)	(6)
Total net periodic cost	$107	$159	$142	$22	$20	$23

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2019	$97	$17
2020	103	18
2021	109	19
2022	114	19
2023	120	20
2024-2028	678	101

The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)

Health	$113	$159	$142
Pension	107	131	103
Thrift	51	56	46
Postretirement	22	20	23
Disability	4	—	—
Life	4	4	4
Postemployment	(2)	4	4
Other benefits	23	10	10
Total	$322	$384	$332

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.     Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2018	2017	2016	2018	2017	2016
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	4.20%	3.60%	4.10%	4.05%	3.40%	3.85%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

Net periodic benefit cost:
Discount rate	3.60%	4.10%	4.30%	3.40%	3.85%	3.95%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.00%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

The discount rate used to determine the benefit obligations as of year end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.   Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2018	2017	2016
Weighted average grant date fair value:
PSARs granted during the year	$98.77	$79.47	$86.80
PRS granted during the year	99.75	80.09	86.67
Intrinsic value (in thousands):
PSARs options exercised	33,532	4,794	5,220
PRS liabilities paid	21,922	19,802	25,931
Fair value of shares vested during the year	42,141	35,563	26,622

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2016	2,994	$87.35	3.2	1,082	$85.33	2.9
Granted	1,251	79.47		428	80.09
Exercised	(512)	78.54		(246)	75.22
Forfeited	(108)	90.33		(60)	87.19
Outstanding as of December 31, 2017	3,625	85.78	3.1	1,204	85.46	3.0
Granted	1,898	98.77		337	99.75
Exercised	(992)	87.73		(217)	85.12
Forfeited	(133)	90.59		(12)	87.60
Outstanding as of December 31, 2018	4,398	90.81	3.7	1,312	87.84	2.8

Exercisable as of December 31, 2018	341	$95.38	1.0	—	$123.15	0.8

The PSARs compensation was an expense of $103 million for the year ended December 31, 2018 and an expense of $23 million for the year ended December 31, 2017 and a benefit of $4 million for the year ended December 31, 2016. The PSARs accrued compensation liability was $89 million as of December 31, 2018 and $20 million as of December 31, 2017. The unrecognized compensation expense related to nonvested PSARs awards was $54 million for the year ended December 31, 2018 and $16 million for the year ended December 31, 2017 and there was no unrecognized compensation expense related to nonvested PSARs awards for the year ended December 31, 2016. The weighted average period over which the expense is expected to be recognized is 3.7 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $53 million for the year ended December 31, 2018 and $33 million for the year ended December 31, 2017 and $18 million for the year ended December 31, 2016. The PRS accrued compensation liability was $87 million for the year ended December 31, 2018 and $55 million for the year ended December 31, 2017. The Unrecognized compensation expense related to nonvested PRS awards was $69 million as of December 31, 2018, $53 million as of December 31, 2017 and $39 million as of December 31, 2016, respectively. The weighted average period over which the expense is expected to be recognized is 2.8 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

14.   Surplus notes

The Company executed a tender offer in March 2017 for $440 million par value of surplus notes maturing in 2039. The Company paid $711 million of cash to settle the tender offer which resulted in a pre-tax loss of $271 million. This loss is included in net realized gains (losses) within the Statutory Statements of Operations and other costs of investments acquired within the Statutory Statements of Cash Flows and is net of a tax benefit of $95 million.

The following table summarizes the surplus notes issued and outstanding as of December 31, 2018:

Issue	Face	Carrying	Interest	Maturity	Scheduled Annual Interest
Date	Amount	Value	Rate	Date	Payment Dates
($ In Millions)
11/15/1993	$250	$250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	250	249	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	310	307	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	400	399	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	500	492	4.500%	04/15/2065	Apr 15 & Oct 15
03/20/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
Total	$2,285	$2,268

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2018, the unapproved interest was $21 million. Through December 31, 2018, the Company paid cumulative interest of $1,707 million on surplus notes. Interest of $135 million was approved and paid during the year ended December 31, 2018.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015 or 2017.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.   Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2018, 2017 and 2016. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.

	Years Ended December 31,
	2018	2017	2016
	(In Millions)
Transfer of common stocks- affiliated to partnerships and LLCs	$1,334	$—	$—
Bond conversions and refinancing	1,058	796	419
Partnerships and LLCs contributed to Insurance Road LLC	476	743	—
Premium recognized as for a group annuity contract	292	490	905
Transfer of mortgage loans to partnerships and LLCs	244	—	—
Transfers from bonds to other invested assets	200	—	—
Stock conversion	128	331	22
Transfer of bonds to partnerships and LLCs	81	—	—
Bonds and stock contributed to EM Opportunities LLC	74	—	—
Partnerships and LLCs contributed to MassMutual Asset Finance LLC	—	350	—
Transfer of real estate to partnerships and LLCs	—	138	—
Transfer of affiliated common stock	—	103	—
Bond distribution from partnerships and LLCs	—	94	80
Stock to bond	—	74	—
Mortgage loans contributed to partnerships and LLCs	—	20	98
Stock distributions from partnerships and LLCs	—	2	106
Acquisition of affiliated common stock for bonds and mortgage loans			3,287
Partnerships and LLCs contributed to MMHLLC			682
Bonds converted from long-term to short-term			89
Bank loan rollovers			5
Bonds received as consideration for group annuity contracts	(292)	(490)	(905)
Funds held under coinsurance	—	(4,002)
Other	144	151	93

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.   Business risks, commitments and contingencies

a.     Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other LTC insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate the risk factors described above. Whether those underlying risk factors are driven by politics or not, the Company’s dynamic approach to managing risks enables management to utilize the mitigating actions described above to attempt to reduce the potential impact of each underlying risk factor on the Company.

b.     Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OppenheimerFunds, Inc. (OFI) and Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $164 million for the year ended December 31, 2018, $160 million for the year ended December 31, 2017. Net operating leases are net of sublease receipts of $11 million for the year ended December 31, 2018 and $10 million for the year ended December 31, 2017.

The Company has entered into two sale-leaseback transactions with unrelated parties to sell and leaseback certain fixed assets with book values of $110 million and $100 million, which resulted in no gain or loss. The leases have five year terms, which expire in 2020 and 2021 with annual lease payments of approximately $22 million and $20 million. At the end of the leases, the Company has the option to purchase the underlying assets at fair value.

Future minimum commitments for all lease obligations as of December 31, 2018 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2019	$134	$9	$2	$123
2020	121	10	2	109
2021	82	8	1	73
2022	52	4	1	47
2023	37	3	1	33
Thereafter	50	1	—	49
Total	$476	$35	$7	$434

c.     Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.     Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss and any related insurance recoveries, if any. An accrual is subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.     Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2018, the Company had approximately $387 million of these unsecured funding commitments to its subsidiaries and $123 million as of December 31, 2017. The unsecured commitments are included in private placements in the table below. As of December 31, 2018 and 2017, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $192 million as of December 31, 2018 and approximately $152 million as of December 31, 2017. As of December 31, 2018 and 2017, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2018, the Company had the following outstanding commitments:

	2019	2020	2021	2022	2023	Thereafter	Total
	(In Millions)
Private placements	$1,020	$1,797	$81	$68	$162	$601	$3,729
Mortgage loans	476	437	561	50	10	189	1,723
Real estate	5	204	—	—	—	—	209
Partnerships and LLC	350	196	141	218	947	737	2,589
LIHTCs (including equity contributions)	34	149	201	100	—	7	491
Total	$1,885	$2,783	$984	$436	$1,119	$1,534	$8,741

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2018 and 2017, the Company had no outstanding obligations attributable to these commitments.

f.     Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2018 and 2017, the Company had no outstanding obligations to any obligor attributable to these guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2018.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (BREA and Barings), if the subsidiary is unable to pay.	—	The liabilities for these plans of $217 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life, MML Bay State Life).	—	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by June 2019.	—	$350 million

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$45 million with the right to increase the line to $220 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.   Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

The Company has agreements with its subsidiaries and affiliates, including IRLLC, Copper Hill LLC (CHLLC), OFI, MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MMI and Baring International Investment Limited, where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Barings, Barings Real Estate Advisers LLC (BREA), MML Investment Advisers LLC, OFI and MassMutual Intellectual Property (MMIP), which provide investment advisory services and licensing agreements to the Company.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended
	2018	2017	2016
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$440	$341	$310
Investment advisory income	24	23	21
Recordkeeping and other services	22	23	23
Fee expense:
Investment advisory services	270	248	303
Royalty and licensing fees	56	26	—

The Company reported amounts due from subsidiaries and affiliates of $82 million as of December 31, 2018 and $59 million as of December 31, 2017. The Company reported amounts due to subsidiaries and affiliates of ($17) million as of December 31, 2018 and ($7) million as of December 31, 2017. Terms generally require settlement of these amounts within 30 to 90 days.

MassMutual’s wholly owned indirect subsidiaries, Barings and BREA, invest a portion of their nonqualified compensation plan in GICs. For the year ended December 31, 2018, MassMutual credited interest on deposits to Barings and BREA contracts were less than $1 million. For the year ended December 31, 2017, MassMutual credited interest on deposits of $2 million to the Barings contract and $1 million to the BREA contract.

The Company held debt issued by MMHLLC that amounted to $2,183 million as of December 31, 2018 and $1,769 million as of December 31, 2017. The Company recorded interest income on MMHLLC debt of $78 million in 2018 and $67 million in 2017. Notes maturing as of December 2018 and March 2019 were refinanced at 4.3% annual interest for $380 million.

MassMutual and C.M. Life together, approved financing for MassMutual Asset Finance, LLC (MMAF) of $4,475 million for 2018 and 2017, which can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. As of December 31, 2018 and 2017, the Company approved financing of $4,229 million. During 2018, MMAF borrowed $1,198 million and repaid $896 million under the credit facility. During 2017 MMAF borrowed $1,781 million and repaid $1,890 million under the credit facility. Outstanding borrowings under the facility with MassMutual were $3,479 million as of December 31, 2018 and $3,177 million as of December 31, 2017. Interest for these borrowings was $79 million for the year ended December 31, 2018 and $73 million for the year ended December 31, 2017. The interest of this facility adjusts monthly based on the 30-day LIBOR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2018, Jefferies borrowed $361 million and repaid $586 million under the credit facility. During 2017, Jefferies borrowed $2,379 million and repaid $2,177 million under the credit facility. There were no outstanding borrowings under the facility as of December 31, 2018 and all outstanding interest had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2018, the Company contributed $476 million in private equity investments and $81 million in bonds to its subsidiary Insurance Road LLC.  In December 2018, IRLLC declared a distribution to the Company of $749 million.

In November 2017, MassMutual contributed certain receivables of $315 million to CHLLC, a wholly-owned subsidiary. The contribution was recorded at book value with no gain or loss recognized on the transaction. In December 2017, CHLLC paid a return of capital to the Company of $305 million.

In June 2017, MassMutual contributed certain intellectual property, with no carrying value, in an affiliated transaction with IRLLC, a wholly-owned subsidiary of MassMutual and therefore no gain or loss was recognized on the transaction. In June 2017, MassMutual became party to an agreement MMIP effective June 30, 2017, that gave MassMutual the right to use certain intellectual property in the operation of its business. MassMutual incurred an expense of $56 million in 2018 and $26 million in 2017 for these rights.

In June 2017, MassMutual contributed its ownership in certain partnerships and LLCs with a carrying value of approximately $743 million to IRLLC in an affiliated transaction and therefore no gain or loss was recognized on the transaction.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2018, the net reinsurance amounts due to C.M. Life and MML Bay State were $40 million and as of December 31, 2017, the net reinsurance amounts due to C.M. Life and MML Bay State were $39 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2018	2017	2016
	(In Millions)

Premium assumed	$49	$52	$53
Modco adjustments, included in fees and other income	12	14	9
Expense allowance on reinsurance assumed, included in commissions	(20)	(20)	(21)
Policyholders’ benefits	(139)	(134)	(109)
Experience refunds (paid) received	(3)	1	—

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.   Subsequent events

Management of the Company has evaluated subsequent events through March 19, 2019, the date the financial statements were available to be issued.

On March 7, 2019, the Company entered into a Contingent Capital Facility Agreement (the Facility) with an unaffiliated entity, Harborwalk Funding Trust (the Trust). Subject to regulatory approval, under the Facility MassMutual has the right, and in certain circumstances the obligation, to issue up to $800 million of surplus notes to the Trust in exchange for all or a pro rata portion of certain principal and interest strips of U.S. Treasury Securities held by the Trust. The Company is required to pay a facility fee of approximately 2.00% per year to the Trust on the undrawn portion of the Facility (totaling approximately $16 million per year if the Facility remains undrawn) and certain additional administrative fees and expenses.

No other events have occurred subsequent to the date of the Statements of Financial Position and before the date of evaluation that would require disclosure.

19.   Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2018 is illustrated below.  Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MML Mezzanine Investor L, LLC

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC

WP — SC, LLC — 81% (remaining 19% owned by C.M. Life Insurance Company)

MSP — SC, LLC

Country Club Office Plaza LLC — 88% (remaining 12% owned by C.M. Life Insurance Company)

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC— 50% (remaining 50% owned by Jefferies Group, Inc.)

MassMutual Retirement Services, LLC

MML Distributors LLC — 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

MML Mezzanine Investor, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Asset Finance LLC

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual International, LLC

MML Management Corporation

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2009-A

MMAF Equipment Finance LLC 2011-A

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC

Yunfeng Financial Group Limited

MassMutual Life Insurance Company — 15%

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Barings Real Estate Advisers Inc.

MassMutual Baring Holding, LLC

Subsidiaries of OppenheimerFunds, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

OppenheimerFunds Distributor, Inc.

Oppenheimer Real Asset Management, Inc.

OFI Global Institutional, Inc.

OFI SteelPath, Inc.

Shareholder Services, Inc.

OFI Advisors, LLC

OFI Global Asset Management, Inc.

OFI Private Investments, Inc.

Subsidiaries of OppenheimerFunds Distributor, Inc.

(No subsidiaries)

Subsidiaries of Tremont Group Holdings, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

Tremont Partners LLC

Tremont GP, LLC

Settlement Agent LLC (an indirect subsidiary of Subsidiary of Tremont Group Holdings, Inc)

Tremont (Bermuda), Limited

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Barings Global Advisers Limited

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2018				2017		Valuation
		Gross	Non-		Latest	Approved	Filing	Method
	CUSIP	Value	admitted	Admitted	Filing	Valuation	Code	Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$9,338	$—	$9,338	7/31/2018	$9,116	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	7/31/2018	22	Sub-2	No
Cornerstone Global REIT Corp	21926@-10-5	—	—	—	7/31/2018	—	Sub-2	No
MML Management Corporation	55338@-10-5	1,012	—	1,012	8/30/2018	956	Sub-2	No
Aggregate Total:		$10,377	$—	$10,377		$10,094

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.    Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2018	$4,550,173	$—	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,046)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,716)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(645,901,457)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$—	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	—	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	—	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	—	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	—	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	—	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	—	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$—	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$—	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	—	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	—	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	—	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	—	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	—	117,607	—	(117,607)	—	126,945
Totals	$4,320,826	$—	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$—	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	—	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	—	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$—	$634,235	$279,221	$(355,014)	$279,221	$386,752

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$—	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	—	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	—	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$—	$645,690	$488,181	$(157,509)	$488,181	$448,494

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.  Structured Notes

A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer’s other debt issuance of equal seniority where either:  (a) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from index or indices, or assets deriving their value from other than the issuer’s credit quality, or (b) the coupon and/or principal payments are leveraged by a formula that is different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to LIBOR or the prime rate.  As structured notes are issuer obligations without a trust, they are within the scope of SSAP No. 26R, Bonds, Excluding Loan-backed and Structured Securities.  Structured notes are different than the asset backed structured securities, which are accounted for under SSAP No. 43R, Loan-Backed and Structured Securities, as they lack either a trust or assets backing them.  The disclosure below allows regulators to assess the volume of activity in structured notes and to determine whether additional accounting or reporting revisions, such as valuation and risk-based capital, are needed.  To satisfy this request, the Company is required to separately identify structured notes, on a CUSIP basis and provide information by CUSIP for actual cost, fair value, book/adjusted carrying value, and whether the structured note is a mortgage-referenced security.  The following sets forth the actual cost, fair value and carrying value of structured notes as of December 31, 2018:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
30711XDK7	$223,984	$218,225	$223,324	YES
391164AF7	8,467,560	7,945,553	8,215,311	NO
5262720	1,262,834	1,275,462	1,270,692	NO
912810FR4	4,944,283	6,121,357	5,723,654	NO
912810PS1	1,874,118	2,630,205	2,370,614	NO
BYZK109	9,327,385	9,606,875	9,361,838	NO
Total	$26,100,164	$27,797,677	$27,165,433

PART C

OTHER INFORMATION

Item 24.                          Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2018 Statements of Operations and Changes in Net Assets for the years ended December 31, 2018 and 2017

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2018 and 2017

Statutory Statements of Operations for the years ended December 31, 2018, 2017 and 2016

Statutory Statements of Changes in Surplus for the years ended December 31, 2018, 2017 and 2016

Statutory Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016

Notes to Statutory Financial Statements

(b)	Exhibits

Exhibit 1

Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.

Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i.	Form of Group Annuity Contract — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

		ii.	Form of Individual Certificate — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 5	i.	Form of Group Annuity Application — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

		ii.	Form of Individual Certificate Application — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 6	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 7	Not Applicable.

	Exhibit 8	i.	Fund Participation Agreements

			a.	AIM Funds (Invesco Funds)

				1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance

Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Fidelity Funds

1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed on or about April 23, 2019

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	MML Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)— Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

d.	MML II Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•            Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	Oppenheimer Funds

1.

Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 1 effective April 3, 2008 — Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

• Amendment No. 2 effective June 8, 2009 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

f.	PIMCO Funds

1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

• Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment signed March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

g.	Voya Funds

1.

Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

• Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

• Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

• Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

a.

AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

c.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

d.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

e.

OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.

PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement
File No. 333-150916 filed May 14, 2008

g.

Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-45039 filed April 29, 2010

Exhibit 10	i.	Auditor Consents:

• Company Financial Statements *
• Separate Account Financial Statements *

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Karen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

	iii.	Power of Attorney for:

• Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

* Filed herewith

Item 25.                          Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
151 Farmington Avenue	1340 Smith Avenue	16228 Shadybank Drive
Hartford, CT 06156	Suite 200	Dallas, TX 7524
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
50 Northern Avenue	Laura J. Sen, Director	16 Wynstone
Boston, MA 02210	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02118
H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Melvin T. Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.         Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 24, 2019

Item 27.         Number of Participants

As of March 29, 2019, the number of certificate owners was 2,141.

Item 28.         Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)                   each director, officer or employee;

(b)                   any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)                    any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)                   any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)                   any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)                   any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this certificate. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

James Fago	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	1101 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                      For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.                          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31.                          Management Services

Not Applicable.

Item 32.                          Undertakings

(a)               Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)               Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)               Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates under the group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 24 to Registration Statement No. 333-45039 to be signed on its behalf, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of April, 2019.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 22, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 22, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	April 22, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 22, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 22, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 22, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 22, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 22, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	April 22, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 22, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 22, 2019
William T. Spitz

H. TODD STITZER *	Director	April 22, 2019
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.24.(b)10	i.	Auditor Consents

• Company Financial Statements
• Separate Account Financial Statements